UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21261

Rydex ETF Trust

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee
Rydex ETF Trust
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant's telephone number, including area code:  1-301-296-5100

Date of fiscal year end: October 31

Date of reporting period: April 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

4.30.2016

Guggenheim ETFs Semi-Annual Report

EWEM	Guggenheim MSCI Emerging Markets Equal Country Weight ETF
EWMC	Guggenheim S&P MidCap 400® Equal Weight ETF
EWSC	Guggenheim S&P SmallCap 600® Equal Weight ETF
RCD	Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF
RHS	Guggenheim S&P 500® Equal Weight Consumer Staples ETF
RYE	Guggenheim S&P 500® Equal Weight Energy ETF
RYF	Guggenheim S&P 500® Equal Weight Financials ETF
RYH	Guggenheim S&P 500® Equal Weight Health Care ETF
RGI	Guggenheim S&P 500® Equal Weight Industrials ETF
RTM	Guggenheim S&P 500® Equal Weight Materials ETF
EWRE	Guggenheim S&P 500® Equal Weight Real Estate ETF
RYT	Guggenheim S&P 500® Equal Weight Technology ETF
RYU	Guggenheim S&P 500® Equal Weight Utilities ETF

ETF-SEMI-0416x1016	guggenheiminvestments.com

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
FEES AND EXPENSES	5
PORTFOLIO SUMMARY	7
SCHEDULES OF INVESTMENTS	20
STATEMENTS OF ASSETS AND LIABILITIES	53
STATEMENTS OF OPERATIONS	57
STATEMENTS OF CHANGES IN NET ASSETS	61
FINANCIAL HIGHLIGHTS	68
NOTES TO FINANCIAL STATEMENTS	81
OTHER INFORMATION	89
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	90
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	93

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 1

April 30, 2016

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for a selection of our exchange-traded funds (“ETFs”) for the six-month period ended April 30, 2016.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC, the distributor of the Funds, is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview, which follows this letter.

We are committed to providing investors with innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President
May 31, 2016

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses, and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

ETFs may not be suitable for all investors. ● Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than original cost. Most investors will also incur customary brokerage commissions when buying or selling shares of an ETF. ● Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time. ● ETF shares may trade below their net asset value per share (“NAV”). The NAV of shares will fluctuate with changes in the market value of an ETF’s holdings. In addition, there can be no assurance that an active trading market for shares will develop or be maintained. ● Tracking error risk refers to the risk that the Adviser may not be able to cause the ETF’s performance to match or correlate to that of the ETF’s underlying index, either on a daily or aggregate basis. Tracking error risk may cause the ETF’s performance to be less than you expect.

2 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	April 30, 2016

After a very weak start to the year, strong performance in late February through April brought investment markets modestly higher for the full period. Investors returned to higher risk areas of the market. High yield bonds had their best three month returns in more than two years in the first quarter.

Oil prices stabilized and despite disappointment about a lack of near-term coordinated supply cuts, oil remained around $40/barrel on average. We believe we have seen the bottom in oil prices.

Currency issues and growing competitive pressures in China also weighed heavily on the collective investor consciousness.

The economic story in the U.S. continues to be a mix of good and bad. Growth in the U.S. continued at a slow pace. For the first time in two years, first quarter gross domestic product (“GDP”) growth was positive, but disappointed higher market expectations at just 0.5 percent, the weakest pace in two years. Wage growth increased in April after recent disappointing data, and the labor market continued to underwhelm, as the economy inched closer to “full employment.” While a stronger dollar weighed on the U.S. economy earlier in the period, the dollar weakened in the early part of 2016. Also, after several months of disappointing data, retail spending finally started to pick up toward the end of the period. Underlining this soft growth, inflation remained below the Fed’s two percent target.

Outside the U.S., despite the Bank of Japan and the European Central Bank (“ECB”) moving to negative policy rates, deflationary headwinds grew and the euro and yen strengthened — the exact opposite of what central bankers hoped. The Bank of Japan and the ECB are already executing massive quantitative easing programs, but as their balance sheets expand, assets available to purchase shrink. As options for further quantitative easing diminish, negative rates may become an important component of monetary policy orthodoxy.

More monetary liquidity in these countries eventually spills into our own, which accounts for what we are seeing now. Risk assets are rising in value along with falling Treasury yields. The high correlation between risk-free and risk assets is part of the rising tide of liquidity, which is continuing to push risk assets and safe-haven assets higher.

Guggenheim expects further declines in the unemployment rate as job gains outstrip growth in the labor force. Meanwhile, core and headline inflation should move closer to the Fed’s target by year-end, reflecting Guggenheim’s forecasts for a tighter labor market and a modest rise in oil prices. This should curtail the speed at which the Fed anticipates increasing rates in 2016, which Guggenheim would interpret as a sign that the expansion remains intact. A solid macroeconomic backdrop and a rebalancing oil market should support the credit picture in the second half of 2016, but caution is warranted over the summer as recent asset price rallies may fade in the face of global macro risks.

For the six months ended April 30, 2016, the Standard & Poor’s 500® (“S&P 500”) Index* returned 0.43%. The Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index* returned -3.07%. The return of the MSCI Emerging Markets Index* was -0.14%.

In the bond market, the Barclays U.S. Aggregate Bond Index* posted a 2.82% return for the period, while the Barclays U.S. Corporate High Yield Index* returned 2.37%. The return of the Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.14% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. Corporate High Yield Index measures the market of U.S. dollar denominated, noninvestment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	April 30, 2016

Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

4 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

FEES AND EXPENSES (Unaudited)

Shareholder Expense Example

As a shareholder of the Rydex ETF Trust, you incur transaction costs such as creation and redemption fees or brokerage charges, and ongoing costs including advisory fees, trustee fees and, if applicable, distribution fees. All other Trust expenses are paid by the advisor. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example in the table is based on an investment of $1,000 invested on October 31, 2015 and held for the six months ended April 30, 2016.

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 5

FEES AND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value October 31, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Guggenheim MSCI Emerging Markets Equal Country Weight ETF	0.66%	3.67%	$ 1,000.00	$ 1,036.70	$ 3.34
Guggenheim S&P MidCap 400® Equal Weight ETF	0.41%	2.28%	1,000.00	1,022.80	2.06
Guggenheim S&P SmallCap 600® Equal Weight ETF	0.41%	(1.40%)	1,000.00	986.00	2.02
Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	0.40%	(3.31%)	1,000.00	966.90	1.96
Guggenheim S&P 500® Equal Weight Consumer Staples ETF	0.40%	8.85%	1,000.00	1,088.50	2.08
Guggenheim S&P 500® Equal Weight Energy ETF	0.40%	3.55%	1,000.00	1,035.50	2.02
Guggenheim S&P 500® Equal Weight Financials ETF	0.40%	(0.74%)	1,000.00	992.60	1.98
Guggenheim S&P 500® Equal Weight Health Care ETF	0.40%	(0.90%)	1,000.00	991.00	1.98
Guggenheim S&P 500® Equal Weight Industrials ETF	0.40%	4.76%	1,000.00	1,047.60	2.04
Guggenheim S&P 500® Equal Weight Materials ETF	0.40%	7.73%	1,000.00	1,077.30	2.07
Guggenheim S&P 500® Equal Weight Real Estate ETF	0.40%	2.95%	1,000.00	1,029.50	2.02
Guggenheim S&P 500® Equal Weight Technology ETF	0.40%	(2.37%)	1,000.00	976.30	1.97
Guggenheim S&P 500® Equal Weight Utilities ETF	0.40%	13.11%	1,000.00	1,131.10	2.12

Table 2. Based on hypothetical 5% return (before expenses)
Guggenheim MSCI Emerging Markets Equal Country Weight ETF	0.66%	5.00%	1,000.00	1,021.58	3.32
Guggenheim S&P MidCap 400® Equal Weight ETF	0.41%	5.00%	1,000.00	1,022.82	2.06
Guggenheim S&P SmallCap 600® Equal Weight ETF	0.41%	5.00%	1,000.00	1,022.82	2.06
Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	0.40%	5.00%	1,000.00	1,022.87	2.01
Guggenheim S&P 500® Equal Weight Consumer Staples ETF	0.40%	5.00%	1,000.00	1,022.87	2.01
Guggenheim S&P 500® Equal Weight Energy ETF	0.40%	5.00%	1,000.00	1,022.87	2.01
Guggenheim S&P 500® Equal Weight Financials ETF	0.40%	5.00%	1,000.00	1,022.87	2.01
Guggenheim S&P 500® Equal Weight Health Care ETF	0.40%	5.00%	1,000.00	1,022.87	2.01
Guggenheim S&P 500® Equal Weight Industrials ETF	0.40%	5.00%	1,000.00	1,022.87	2.01
Guggenheim S&P 500® Equal Weight Materials ETF	0.40%	5.00%	1,000.00	1,022.87	2.01
Guggenheim S&P 500® Equal Weight Real Estate ETF	0.40%	5.00%	1,000.00	1,022.87	2.01
Guggenheim S&P 500® Equal Weight Technology ETF	0.40%	5.00%	1,000.00	1,022.87	2.01
Guggenheim S&P 500® Equal Weight Utilities ETF	0.40%	5.00%	1,000.00	1,022.87	2.01

[1]	Annualized and excludes expenses of the underlying funds in which the Funds invest.
[2]

Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period October 31, 2015 to April 30, 2016.

6 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

PORTFOLIO SUMMARY (Unaudited)	April 30, 2016

GUGGENHEIM MSCI EMERGING MARKETS EQUAL COUNTRY WEIGHT ETF

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings	(% of Total Net Assets)
iShares MSCI India ETF	4.0%
Credicorp Ltd.	3.2%
OTP Bank plc	2.8%
Commercial International Bank Egypt SAE GDR	2.3%
Komercni Banka AS	1.8%
CEZ AS	1.7%
Richter Gedeon Nyrt	1.3%
MOL Hungarian Oil & Gas plc	1.2%
Southern Copper Corp.	1.2%
Emirates Telecommunications Group Company PJSC	1.2%
Top Ten Total	20.7%

“Ten Largest Holdings” excludes any temporary cash investments.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 7

PORTFOLIO SUMMARY (Unaudited)	April 30, 2016

GUGGENHEIM S&P MIDCAP 400® EQUAL WEIGHT ETF

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings	(% of Total Net Assets)
SM Energy Co.	0.4%
Denbury Resources, Inc.	0.4%
WPX Energy, Inc.	0.4%
3D Systems Corp.	0.4%
DreamWorks Animation SKG, Inc. — Class A	0.4%
QEP Resources, Inc.	0.3%
Talen Energy Corp.	0.3%
Advanced Micro Devices, Inc.	0.3%
Olin Corp.	0.3%
Joy Global, Inc.	0.3%
Top Ten Total	3.5%

“Ten Largest Holdings” excludes any temporary cash investments.

8 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

PORTFOLIO SUMMARY (Unaudited)	April 30, 2016

GUGGENHEIM S&P SMALLCAP 600® EQUAL WEIGHT ETF

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings	(% of Total Net Assets)
EZCORP, Inc. — Class A	0.3%
Helix Energy Solutions Group, Inc.	0.3%
Bonanza Creek Energy, Inc.	0.3%
Olympic Steel, Inc.	0.2%
TimkenSteel Corp.	0.2%
General Cable Corp.	0.2%
Archrock, Inc.	0.2%
Bill Barrett Corp.	0.2%
Pioneer Energy Services Corp.	0.2%
Harsco Corp.	0.2%
Top Ten Total	2.3%

“Ten Largest Holdings” excludes any temporary cash investments.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 9

PORTFOLIO SUMMARY (Unaudited)	April 30, 2016

GUGGENHEIM S&P 500® EQUAL WEIGHT CONSUMER DISCRETIONARY ETF

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings	(% of Total Net Assets)
Ulta Salon Cosmetics & Fragrance, Inc.	1.4%
Starwood Hotels & Resorts Worldwide, Inc.	1.4%
Amazon.com, Inc.	1.4%
Newell Brands, Inc.	1.3%
Johnson Controls, Inc.	1.3%
PVH Corp.	1.3%
Hasbro, Inc.	1.3%
Time Warner Cable, Inc.	1.3%
Interpublic Group of Companies, Inc.	1.3%
Garmin Ltd.	1.3%
Top Ten Total	13.3%

“Ten Largest Holdings” excludes any temporary cash investments.

10 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

PORTFOLIO SUMMARY (Unaudited)	April 30, 2016

GUGGENHEIM S&P 500® EQUAL WEIGHT CONSUMER STAPLES ETF

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings	(% of Total Net Assets)
Mead Johnson Nutrition Co. — Class A	3.1%
Constellation Brands, Inc. — Class A	3.0%
Archer-Daniels-Midland Co.	2.9%
Monster Beverage Corp.	2.9%
Coca-Cola Enterprises, Inc.	2.8%
Colgate-Palmolive Co.	2.8%
Molson Coors Brewing Co. — Class B	2.8%
Estee Lauder Companies, Inc. — Class A	2.8%
Church & Dwight Company, Inc.	2.7%
Kellogg Co.	2.7%
Top Ten Total	28.5%

“Ten Largest Holdings” excludes any temporary cash investments.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 11

PORTFOLIO SUMMARY (Unaudited)	April 30, 2016

GUGGENHEIM S&P 500® EQUAL WEIGHT ENERGY ETF

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings	(% of Total Net Assets)
Southwestern Energy Co.	3.9%
Murphy Oil Corp.	3.5%
Chesapeake Energy Corp.	3.4%
Range Resources Corp.	3.3%
Devon Energy Corp.	3.2%
ONEOK, Inc.	2.9%
Marathon Oil Corp.	2.9%
Pioneer Natural Resources Co.	2.8%
Williams Companies, Inc.	2.8%
ConocoPhillips	2.7%
Top Ten Total	31.4%

“Ten Largest Holdings” excludes any temporary cash investments.

12 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

PORTFOLIO SUMMARY (Unaudited)	April 30, 2016

GUGGENHEIM S&P 500® EQUAL WEIGHT FINANCIALS ETF

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings	(% of Total Net Assets)
Comerica, Inc.	1.3%
Iron Mountain, Inc.	1.2%
Discover Financial Services	1.2%
Navient Corp.	1.2%
Regions Financial Corp.	1.2%
SunTrust Banks, Inc.	1.2%
S&P Global, Inc.	1.2%
Weyerhaeuser Co.	1.2%
Affiliated Managers Group, Inc.	1.2%
Aflac, Inc.	1.2%
Top Ten Total	12.1%

“Ten Largest Holdings” excludes any temporary cash investments.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 13

PORTFOLIO SUMMARY (Unaudited)	April 30, 2016

GUGGENHEIM S&P 500® EQUAL WEIGHT HEALTH CARE ETF

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings	(% of Total Net Assets)
St. Jude Medical, Inc.	2.3%
Boston Scientific Corp.	2.1%
Edwards Lifesciences Corp.	2.1%
Hologic, Inc.	2.0%
Universal Health Services, Inc. — Class B	2.0%
Zoetis, Inc.	1.9%
Bristol-Myers Squibb Co.	1.9%
Zimmer Biomet Holdings, Inc.	1.9%
Amgen, Inc.	1.9%
Baxter International, Inc.	1.9%
Top Ten Total	20.0%

“Ten Largest Holdings” excludes any temporary cash investments.

14 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

PORTFOLIO SUMMARY (Unaudited)	April 30, 2016

GUGGENHEIM S&P 500® EQUAL WEIGHT INDUSTRIALS ETF

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings	(% of Total Net Assets)
Pentair plc	1.7%
FedEx Corp.	1.7%
Textron, Inc.	1.7%
Norfolk Southern Corp.	1.7%
Cummins, Inc.	1.7%
Ryder System, Inc.	1.7%
United Rentals, Inc.	1.7%
Stanley Black & Decker, Inc.	1.6%
PACCAR, Inc.	1.6%
Ingersoll-Rand plc	1.6%
Top Ten Total	16.7%

“Ten Largest Holdings” excludes any temporary cash investments.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 15

PORTFOLIO SUMMARY (Unaudited)	April 30, 2016

GUGGENHEIM S&P 500® EQUAL WEIGHT MATERIALS ETF

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings	(% of Total Net Assets)
Freeport-McMoRan, Inc.	5.0%
Newmont Mining Corp.	4.5%
Owens-Illinois, Inc.	4.3%
Alcoa, Inc.	4.0%
WestRock Co.	3.9%
Nucor Corp.	3.8%
International Flavors & Fragrances, Inc.	3.7%
International Paper Co.	3.7%
Ecolab, Inc.	3.7%
Martin Marietta Materials, Inc.	3.7%
Top Ten Total	40.3%

“Ten Largest Holdings” excludes any temporary cash investments.

16 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

PORTFOLIO SUMMARY (Unaudited)	April 30, 2016

GUGGENHEIM S&P 500® EQUAL WEIGHT REAL ESTATE ETF

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings	(% of Total Net Assets)
Iron Mountain, Inc.	4.2%
Weyerhaeuser Co.	4.1%
SL Green Realty Corp.	4.0%
Prologis, Inc.	3.9%
American Tower Corp. — Class A	3.9%
CBRE Group, Inc. — Class A	3.9%
Boston Properties, Inc.	3.8%
Welltower, Inc.	3.8%
Vornado Realty Trust	3.8%
Ventas, Inc.	3.8%
Top Ten Total	39.2%

“Ten Largest Holdings” excludes any temporary cash investments.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 17

PORTFOLIO SUMMARY (Unaudited)	April 30, 2016

GUGGENHEIM S&P 500® EQUAL WEIGHT TECHNOLOGY ETF

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings	(% of Total Net Assets)
Total System Services, Inc.	1.7%
NVIDIA Corp.	1.6%
Adobe Systems, Inc.	1.6%
MasterCard, Inc. — Class A	1.6%
Activision Blizzard, Inc.	1.6%
Yahoo!, Inc.	1.6%
Visa, Inc. — Class A	1.6%
Facebook, Inc. — Class A	1.6%
Citrix Systems, Inc.	1.6%
Accenture plc — Class A	1.6%
Top Ten Total	16.1%

“Ten Largest Holdings” excludes any temporary cash investments.

18 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

PORTFOLIO SUMMARY (Unaudited)	April 30, 2016

GUGGENHEIM S&P 500® EQUAL WEIGHT UTILITIES ETF

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings	(% of Total Net Assets)
NRG Energy, Inc.	3.2%
American Water Works Company, Inc.	3.1%
CenterPoint Energy, Inc.	3.1%
Public Service Enterprise Group, Inc.	3.0%
Sempra Energy	3.0%
Frontier Communications Corp.	3.0%
PPL Corp.	3.0%
AES Corp.	3.0%
SCANA Corp.	3.0%
Pinnacle West Capital Corp.	3.0%
Top Ten Total	30.4%

“Ten Largest Holdings” excludes any temporary cash investments.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 19

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2016
GUGGENHEIM MSCI EMERGING MARKETS EQUAL COUNTRY WEIGHT ETF

	Shares	Value

COMMON STOCKS† - 91.5%

Financial - 37.9%
Credicorp Ltd.	2,497	$363,114
OTP Bank plc	12,134	321,764
Commercial International Bank Egypt SAE GDR	70,310	262,256
Komercni Banka AS	983	202,261
Bancolombia S.A. ADR	3,345	129,418
Qatar National Bank SAQ	3,162	125,094
Emaar Properties PJSC	52,203	96,647
Grupo de Inversiones Suramericana S.A.	6,907	93,227
Bank Central Asia Tbk PT	84,000	83,121
Turkiye Garanti Bankasi AS	22,793	69,063
Powszechna Kasa Oszczednosci Bank Polski S.A.*	10,356	66,314
Public Bank BHD	13,600	65,102
Akbank TAS	10,136	62,032
Masraf Al Rayan QSC	6,515	61,214
Bank Pekao S.A.	1,452	59,014
Bank Rakyat Indonesia Persero Tbk PT	73,200	57,448
Ayala Land, Inc.	77,385	57,188
Powszechny Zaklad Ubezpieczen S.A.	6,080	54,946
Malayan Banking BHD	23,600	53,948
National Bank of Greece S.A. ADR*	166,130	53,162
Alpha Bank AE*	24,208	52,958
Siam Commercial Bank PCL	13,522	51,680
Bank Mandiri Persero Tbk PT	67,200	49,172
First Gulf Bank PJSC	13,377	47,164
Ezdan Holding Group QSC	9,113	46,067
Grupo Financiero Banorte SAB de CV — Class O	7,818	44,578
Banco Bradesco S.A. ADR[1]	5,887	43,976
Abu Dhabi Commercial Bank PJSC	24,232	43,543
Ayala Corp.	2,640	43,411
Banco de Chile ADR	617	40,636
BDO Unibank, Inc.	19,040	40,608
Piraeus Bank S.A.*	133,315	39,700
SM Prime Holdings, Inc.	79,200	38,259
Qatar Islamic Bank SAQ	1,376	37,123
Aldar Properties PJSC	50,027	37,047
Corporation Financiera Colombiana S.A.	2,659	35,964
Banco Santander Chile ADR	1,840	35,696
Eurobank Ergasias S.A.*	40,183	34,057
Qatar Insurance Company SAQ	1,509	33,124
Emaar Malls Group PJSC	38,108	30,088
Turkiye Is Bankasi — Class C	16,780	29,485
China Construction Bank Corp.	2,235	28,452
CIMB Group Holdings BHD	23,600	28,212
Bank Zachodni WBK S.A.	404	28,081
Kasikornbank PCL	1,500	27,960
Doha Bank QSC	2,754	27,881
FirstRand Ltd.	7,996	25,797
Industrial & Commercial Bank of China Ltd.	2,379	25,550
GT Capital Holdings, Inc.	840	24,490
National Bank of Abu Dhabi PJSC	10,081	24,373
Bank of the Philippine Islands	12,560	24,243
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	22,220	23,935
Dubai Islamic Bank PJSC	14,676	23,415
Turkiye Halk Bankasi AS	6,034	23,214
Standard Bank Group Ltd.	2,552	22,751
Central Pattana PCL	14,714	22,221
VTB Bank PJSC GDR	10,066	21,561
Banco Bradesco	2,594	20,778
Sanlam Ltd.	2,128	20,748
Shinhan Financial Group Company Ltd. ADR	548	20,034
Bank of China Ltd.	1,954	19,774
Bank Negara Indonesia Persero Tbk PT	55,600	19,330
China Overseas Land & Investment Ltd.	6,000	19,144
Bangkok Bank PCL	3,941	18,503
Dubai Financial Market PJSC	43,720	18,211
Krung Thai Bank PCL	35,197	17,634
Fibra Uno Administracion S.A. de CV	7,358	17,595
mBank S.A.*	204	17,261
BB Seguridade Participacoes S.A.[1]	1,961	17,139
Banco de Credito e Inversiones	387	16,647
KB Financial Group, Inc. ADR	512	15,570
AMMB Holdings BHD	12,800	14,843
PICC Property & Casualty Company Ltd. — Class H	8,000	14,644
Grupo Financiero Inbursa SAB de CV — Class O	7,358	14,510
Banco do Brasil S.A.	2,242	14,035
Ping An Insurance Group Company of China Ltd.	1,498	13,827
Hong Leong Bank BHD	4,000	13,782
Cathay Financial Holding Company Ltd.	12,000	13,486
Yapi ve Kredi Bankasi AS*	8,032	12,303
Grupo Financiero Santander Mexico SAB de CV — Class B	6,657	12,254
Hana Financial Group, Inc.	528	11,886
Evergrande Real Estate Group Ltd.	16,000	11,881
Turkiye Vakiflar Bankasi TAO — Class D	6,660	11,774
Mega Financial Holding Company Ltd.	16,000	11,360
China Life Insurance Company Ltd. ADR	971	11,176
Taiwan Cooperative Financial Holding Company Ltd.	25,200	11,134
Taiwan Business Bank*	42,920	11,072
CTBC Financial Holding Company Ltd.	21,620	10,993
RMB Holdings Ltd.	2,632	10,782
Redefine Properties Ltd.	12,360	10,712
Samsung Fire & Marine Insurance Company Ltd.	40	10,339
Shin Kong Financial Holding Company Ltd.	49,959	10,115
Alior Bank S.A.*	544	9,830
Fubon Financial Holding Company Ltd.	8,000	9,736
Barclays Africa Group Ltd.	956	9,728
E.Sun Financial Holding Company Ltd.	17,391	9,652

20 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2016
GUGGENHEIM MSCI EMERGING MARKETS EQUAL COUNTRY WEIGHT ETF

	Shares	Value

Nedbank Group Ltd.	748	$9,605
Growthpoint Properties Ltd.	5,360	9,506
Agricultural Bank of China Ltd.	1,056	9,420
Hyundai Marine & Fire Insurance Company Ltd.	332	9,266
Shanghai Industrial Holdings Ltd.	4,000	9,127
China Merchants Bank Company Ltd. — Class H	4,000	8,797
First Financial Holding Company Ltd.	17,040	8,348
China Resources Land Ltd.	3,283	8,109
Brait SE*	695	7,801
SinoPac Financial Holdings Company Ltd.	25,766	7,637
Samsung Securities Company Ltd.	216	7,469
Yuanta Financial Holding Company Ltd.	20,524	6,777
China Life Insurance Company Ltd.	8,800	6,644
Discovery Ltd.	730	6,549
Country Garden Holdings Company Ltd.	16,000	6,332
Hua Nan Financial Holdings Company Ltd.	12,744	6,184
China Development Financial Holding Corp.	24,000	6,124
CITIC Ltd.	4,000	5,858
China Pacific Insurance Group Company Ltd. — Class H	1,600	5,652
Longfor Properties Company Ltd.	4,000	5,631
NH Investment & Securities Company Ltd.	636	5,554
Daewoo Securities Company Ltd.	736	5,342
Bank of Communications Company Ltd. — Class H	8,000	5,064
China CITIC Bank Corporation Ltd. — Class H*	8,000	5,033
Yuexiu Property Company Ltd.	32,000	4,661
China Smarter Energy Group Holdings Ltd.*	64,777	4,092
Corporation Financiera Colombiana S.A.*,†††,2	36	—
Total Financial		4,327,609

Communications - 10.2%
Emirates Telecommunications Group Company PJSC	25,818	132,851
Hellenic Telecommunications Organization S.A.	10,792	104,694
Naspers Ltd.	6,760	93,714
Telekomunikasi Indonesia Persero Tbk PT	323,200	86,999
O2 Czech Republic AS	6,930	70,430
America Movil SAB de CV — Class L ADR[1]	4,401	62,317
Global Telecom Holding SAE GDR*	35,804	59,077
Tencent Holdings Ltd.	2,469	50,121
Turkcell Iletisim Hizmetleri AS ADR*	3,792	40,954
Advanced Info Service PCL	8,748	39,069
Ooredoo QSC	1,548	38,999
Grupo Televisa SAB ADR	1,300	37,999
China Mobile Ltd. ADR[1]	576	33,132
Philippine Long Distance Telephone Co. ADR	821	30,295
MTN Group Ltd.	2,711	28,330
Axiata Group BHD	14,800	21,405
DiGi.com BHD	17,600	19,823
Mobile TeleSystems PJSC ADR	2,107	19,511
Chunghwa Telecom Company Ltd. ADR	564	19,232
NAVER Corp.	32	19,014
Telefonica Brasil S.A. ADR	1,261	15,536
Alibaba Group Holding Ltd. ADR*	199	15,311
True Corporation PCL	68,614	14,634
Maxis BHD	9,600	13,762
Orange Polska S.A.	8,036	13,085
Telekom Malaysia BHD	7,200	12,257
Baidu, Inc. ADR*	60	11,658
Cyfrowy Polsat S.A.*	1,789	11,372
Vodacom Group Ltd.	860	9,899
Rostelecom PJSC ADR	981	8,809
Samsung SDI Company Ltd.	68	6,804
China Unicom Hong Kong Ltd. ADR	564	6,599
China Telecom Corporation Ltd. ADR	116	5,758
Tim Participacoes S.A. ADR	484	5,368
Sistema JSFC GDR	662	4,866
MegaFon OAO GDR	392	4,508
Total Communications		1,168,192

Consumer, Non-cyclical - 8.5%
Richter Gedeon Nyrt	7,652	152,262
Ambev S.A. ADR	10,222	57,141
JG Summit Holdings, Inc.	31,000	53,885
Universal Robina Corp.	10,640	47,292
DP World Ltd.	2,466	46,608
Fomento Economico Mexicano SAB de CV ADR	493	45,953
BIM Birlesik Magazalar AS	2,041	44,993
Cencosud S.A.	14,208	38,200
Magnit PJSC GDR	1,096	37,922
Unilever Indonesia Tbk PT	10,800	34,866
Cielo S.A.[1]	2,498	23,856
BRF S.A. ADR	1,650	23,463
Bangkok Dusit Medical Services PCL — Class F	33,532	22,847
IHH Healthcare BHD	13,200	22,132
Cia Cervecerias Unidas S.A. ADR	912	20,447
Charoen Pokphand Indonesia Tbk PT	66,000	18,592
Bidvest Group Ltd.	724	18,445
Anadolu Efes Biracilik Ve Malt Sanayii AS	2,276	17,919
Aspen Pharmacare Holdings Ltd.*	756	17,885
IOI Corporation BHD	15,600	17,650
Grupo Bimbo SAB de CV	5,518	16,896
Kalbe Farma Tbk PT	156,400	16,306
Charoen Pokphand Foods PCL	23,923	16,300
Coca-Cola Femsa SAB de CV	1,722	15,033
Uni-President Enterprises Corp.	8,320	15,013
Kuala Lumpur Kepong BHD	2,400	14,696
KT&G Corp.	132	14,249
Kroton Educational S.A.	3,947	14,169
Kimberly-Clark de Mexico SAB de CV — Class A	5,302	12,604
Shoprite Holdings Ltd.[1]	1,024	12,278

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 21

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2016
GUGGENHEIM MSCI EMERGING MARKETS EQUAL COUNTRY WEIGHT ETF

	Shares	Value

Eurocash S.A.	805	$11,486
Tiger Brands Ltd.	388	9,635
Mediclinic International plc*	672	8,907
PPB Group BHD	1,700	7,041
Want Want China Holdings Ltd.[1]	8,000	6,167
JBS S.A1	1,071	5,762
British American Tobacco Malaysia BHD	400	4,698
Westports Holdings BHD	4,400	4,674
Estacio Participacoes S.A.[1]	1,326	4,668
Total Consumer, Non-cyclical		972,940

Energy - 7.7%
MOL Hungarian Oil & Gas plc	2,258	138,177
Gazprom PAO ADR	20,367	105,257
Lukoil PJSC ADR	1,790	75,869
Ecopetrol S.A. ADR	7,361	73,168
PTT PCL	7,967	69,338
Polski Koncern Naftowy ORLEN S.A.	3,408	61,339
Novatek OAO GDR	412	39,552
Tatneft PAO ADR	1,056	33,106
Tupras Turkiye Petrol Rafinerileri AS	1,225	32,375
Sasol Ltd. ADR	874	28,659
Rosneft OAO GDR	5,240	28,610
Polskie Gornictwo Naftowe i Gazownictwo S.A.	21,048	27,992
Petroleo Brasileiro S.A. ADR*	3,334	25,705
PTT Exploration & Production PCL	11,122	23,960
Petronas Gas BHD	3,600	20,255
Surgutneftegas OAO ADR	3,486	18,441
China Petroleum & Chemical Corp. ADR	248	17,551
CNOOC Ltd. ADR[1]	124	15,305
GS Holdings Corp.	280	13,590
SK Innovation Company Ltd.	88	11,971
PetroChina Company Ltd. ADR	148	10,813
SapuraKencana Petroleum BHD	18,400	7,772
Total Energy		878,805

Basic Materials - 6.5%
Southern Copper Corp.	4,579	135,858
Cia de Minas Buenaventura S.A.A. ADR*	7,651	77,657
Industries Qatar QSC	2,401	69,262
MMC Norilsk Nickel PJSC ADR	2,316	34,161
Empresas CMPC S.A.	13,792	30,833
Grupo Mexico SAB de CV	11,956	30,544
KGHM Polska Miedz S.A.	1,544	30,057
PTT Global Chemical PCL	15,511	27,754
Eregli Demir ve Celik Fabrikalari TAS	15,908	26,587
Ultrapar Participacoes S.A. ADR	1,171	24,568
Petronas Chemicals Group BHD	12,800	21,986
Sociedad Quimica y Minera de Chile S.A. ADR	1,012	21,080
Vale S.A. ADR[1]	3,688	20,911
Formosa Plastics Corp.	8,000	19,918
Braskem S.A. ADR	1,339	19,081
AngloGold Ashanti Ltd. ADR*	1,059	17,421
POSCO ADR	332	17,271
Fibria Celulose S.A. ADR[1]	1,879	16,648
Nan Ya Plastics Corp.	8,000	15,676
LG Chem Ltd.	56	14,597
Severstal PAO GDR	1,036	12,038
China Steel Corp.	16,000	11,236
Hyundai Steel Co.	188	10,378
Formosa Chemicals & Fibre Corp.	4,000	10,219
Mexichem SAB de CV	3,810	9,660
Grupa Azoty S.A.*	418	9,509
Korea Zinc Company Ltd.	16	6,958
Gerdau S.A. ADR	3,022	6,739
Total Basic Materials		748,607

Consumer, Cyclical - 6.5%
SACI Falabella	10,416	80,638
OPAP S.A.	9,404	71,087
Astra International Tbk PT	123,200	62,824
JUMBO S.A.*	4,124	54,178
CP ALL PCL	38,361	50,244
Wal-Mart de Mexico SAB de CV	16,555	41,124
SM Investments Corp.	2,040	41,071
Steinhoff International Holdings N.V.	5,092	31,944
FF Group*	1,416	29,193
Jollibee Foods Corp.	5,480	26,835
Latam Airlines Group S.A. ADR*	3,632	26,077
Genting BHD	10,000	22,629
Hyundai Motor Co.	168	21,158
Matahari Department Store Tbk PT	14,000	20,170
Genting Malaysia BHD	17,200	19,681
Hyundai Mobis Company Ltd.	80	18,290
Kia Motors Corp.	416	17,489
Woolworths Holdings Limited/South Africa	2,328	15,039
Turk Hava Yollari AO*	5,876	14,510
LPP S.A.	8	11,792
Dongfeng Motor Group Company Ltd. — Class H	8,000	8,787
LG Corp.	144	8,607
Cheng Shin Rubber Industry Company Ltd.	4,000	8,322
Truworths International Ltd.	1,063	7,970
Kangwon Land, Inc.	200	7,486
Mr Price Group Ltd.	552	7,039
Shinsegae Company Ltd.	36	6,682
Samsung C&T Corp.	56	6,438
Far Eastern New Century Corp.	8,160	6,110
Great Wall Motor Company Ltd. — Class H	6,000	4,548
Total Consumer, Cyclical		747,962

Utilities - 5.1%
CEZ AS	10,212	199,526
Tenaga Nasional BHD	13,200	48,521
Enersis Americas S.A. ADR	4,356	37,287
Interconexion Electrica S.A. ESP	11,415	34,816
Empresa Nacional de Electricidad S.A. ADR	1,216	33,866

22 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2016
GUGGENHEIM MSCI EMERGING MARKETS EQUAL COUNTRY WEIGHT ETF

	Shares	Value

PGE Polska Grupa Energetyczna S.A.	8,980	$30,985
Enersis Chile S.A.*	4,356	27,748
Colbun S.A.	94,312	25,424
Aboitiz Power Corp.	26,000	24,898
Public Power Corporation S.A.	6,314	21,189
Aguas Andinas S.A. — Class A	31,616	18,324
Endesa Americas S.A. ADR*	1,216	17,182
Perusahaan Gas Negara Persero Tbk	82,400	16,370
Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,680	12,835
CPFL Energia S.A. ADR	958	11,094
Energa S.A.	2,800	9,119
RusHydro PJSC ADR	6,033	6,154
Cia Energetica de Minas Gerais ADR	2,782	5,453
Total Utilities		580,791

Industrial - 3.9%
Grupo Argos S.A.	8,347	55,015
Cementos Argos S.A.	12,385	50,280
Titan Cement Company S.A.	1,952	44,491
Airports of Thailand PCL	3,600	40,400
Cemex SAB de CV ADR*,1	4,079	30,388
Hon Hai Precision Industry Company Ltd.	12,600	30,120
Delta Electronics, Inc.	4,000	18,603
Semen Indonesia Persero Tbk PT	24,000	18,016
Indocement Tunggal Prakarsa Tbk PT	11,600	17,350
BTS Group Holdings PCL	61,960	16,319
Gamuda BHD	12,400	15,078
United Tractors Tbk PT	12,257	13,941
MISC BHD	6,400	13,844
Arabtec Holding PJSC*	25,444	11,291
Grupo Aeroportuario del Sureste SAB de CV — Class B	727	11,214
Embraer S.A. ADR	471	10,880
Promotora y Operadora de Infraestructura SAB de CV	837	10,662
LG Electronics, Inc.	184	9,399
Taiwan Cement Corp.	8,000	8,160
LG Display Company Ltd. ADR	592	6,068
China Communications Construction Company Ltd. — Class H	4,000	4,826
China Everbright International Ltd.	4,000	4,496
Total Industrial		440,841

Diversified - 2.6%
Empresas COPEC S.A.	5,152	51,481
Siam Cement PCL	2,800	39,118
KOC Holding AS	1,440	37,440
Haci Omer Sabanci Holding AS	10,120	36,579
Aboitiz Equity Ventures, Inc.	24,000	33,988
Sime Darby BHD	14,400	28,383
Remgro Ltd.	1,120	20,187
Alfa SAB de CV — Class A	8,737	16,495
IJM Corporation BHD	16,800	14,837
CJ Corp.	56	10,518
YTL Corporation BHD	15,500	6,190
Total Diversified		295,216

Technology - 2.6%
Taiwan Semiconductor Manufacturing Company Ltd. ADR	4,982	117,525
Samsung Electronics Company Ltd. GDR	191	104,096
MediaTek, Inc.	4,000	28,524
SK Hynix, Inc.	652	16,108
SK Holdings Company Ltd.	62	12,189
Advanced Semiconductor Engineering, Inc. ADR	1,328	6,813
Quanta Computer, Inc.	4,000	6,449
Total Technology		291,704

Total Common Stocks
(Cost $11,400,590)		10,452,667

PREFERRED STOCKS† - 2.1%
Itau Unibanco Holding S.A.[1]	6,988	66,596
Grupo Aval Acciones y Valores S.A.	104,519	43,604
Grupo de Inversiones Suramericana	3,190	42,498
Petroleo Brasileiro S.A.	4,591	27,087
Vale S.A.[1]	5,109	23,195
Samsung Electronics Company, Ltd.	24	21,969
Cia Brasileira de Distribuicao	492	7,208
Hyundai Motor Co.	52	4,559
Total Preferred Stocks
(Cost $290,535)		236,716

RIGHTS††† - 0.0%
True Corporation PCL
Expires 06/30/16*,2	23,052	198
Total Rights
(Cost $—)		198

EXCHANGE-TRADED FUNDS† - 5.8%
iShares MSCI India ETF	16,794	454,445
Market Vectors Egypt Index ETF[1]	3,257	125,916
Global X MSCI Greece ETF	10,306	80,902
Total Exchange-Traded Funds
(Cost $809,172)		661,263

SHORT TERM INVESTMENTS† - 0.2%
Federated U.S. Treasury Cash Reserve Fund Institutional Shares, 0.13%[3]	20,207	20,207
Total Short Term Investments
(Cost $20,207)		20,207

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 23

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2016
GUGGENHEIM MSCI EMERGING MARKETS EQUAL COUNTRY WEIGHT ETF

	Shares	Value

SECURITIES LENDING COLLATERAL†,4 - 3.0%
BNY Mellon Separately Managed Cash Collateral Account, 0.32%	342,527	$342,527
Total Securities Lending Collateral
(Cost $342,527)		342,527

Total Investments - 102.6%
(Cost $12,863,031)		$11,713,578
Other Assets & Liabilities, net - (2.6)%		(298,955)
Total Net Assets - 100.0%		$11,414,623

INVESTMENT CONCENTRATION

At April 30, 2016, the investment diversification of the Fund by country was as follows:

Country	% of Total Investments
Hungary	5.4%
Greece	5.1%
Peru	5.1%
Colombia	4.9%
Malaysia	4.6%
Brazil	4.6%
Chile	4.6%
Indonesia	4.5%
United Arab Emirates	4.5%
Thailand	4.4%
Philippines	4.3%
Turkey	4.2%
Czech Republic	4.1%
Republic of Korea	4.1%
India	4.0%
Poland	4.0%
Taiwan, Province of China	4.0%
Russian Federation	4.0%
Egypt	3.9%
Qatar	3.9%
South Africa	3.8%
Mexico	3.8%
China	3.7%
Netherlands	0.3%
United States	0.2%
Total Investments	100.0%

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	All or portion of this security is on loan at April 30, 2016 — See Note 5.
[2]	This security was fair valued by the Valuation Committee at April 30, 2016.
[3]	Rate indicated is the 7 day yield as of April 30, 2016.
[4]	Securities lending collateral — See Note 5.
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

24 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	April 30, 2016
GUGGENHEIM MSCI EMERGING MARKETS EQUAL COUNTRY WEIGHT ETF

The following table summarizes the inputs used to value the Fund’s investments at April 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$10,452,667	$—	$—	$10,452,667
Exchange-Traded Funds	661,263	—	—	661,263
Preferred Stocks	236,716	—	—	236,716
Rights	—	—	198	198
Securities Lending Collateral	342,527	—	—	342,527
Short Term Investments	20,207	—	—	20,207
Total	$11,713,380	$—	$198	$11,713,578

For the period ended April 30, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 25

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2016
GUGGENHEIM S&P MIDCAP 400® EQUAL WEIGHT ETF

	Shares	Value

COMMON STOCKS† - 100.0%

Financial - 23.4%
Genworth Financial, Inc. — Class A*	72,338	$248,119
SEI Investments Co.	4,994	240,111
Mack-Cali Realty Corp.	9,290	237,453
Prosperity Bancshares, Inc.	4,481	236,463
Potlatch Corp.	6,664	234,707
East West Bancorp, Inc.	6,212	232,888
Kilroy Realty Corp.	3,560	230,724
WP GLIMCHER, Inc.	21,896	229,689
Douglas Emmett, Inc.	7,039	228,416
Liberty Property Trust	6,467	225,698
Federated Investors, Inc. — Class B	7,127	225,213
Primerica, Inc.[1]	4,525	224,259
Cullen/Frost Bankers, Inc.[1]	3,493	223,518
Raymond James Financial, Inc.	4,269	222,714
PacWest Bancorp	5,540	221,489
BancorpSouth, Inc.	9,429	221,486
SLM Corp.*	32,668	221,162
Eaton Vance Corp.	6,397	220,888
Alexandria Real Estate Equities, Inc.	2,371	220,384
TCF Financial Corp.	16,152	220,313
Washington Federal, Inc.	9,015	218,974
Arthur J Gallagher & Co.	4,756	218,967
First Niagara Financial Group, Inc.	20,710	218,697
Rayonier, Inc.	8,777	216,616
First Horizon National Corp.	15,310	215,565
Communications Sales & Leasing, Inc.	9,279	215,551
Synovus Financial Corp.	6,897	214,911
Kemper Corp.	6,941	214,893
PrivateBancorp, Inc. — Class A	5,164	214,874
Alleghany Corp.*	412	214,768
Cathay General Bancorp	7,021	214,281
Senior Housing Properties Trust	12,128	213,211
Alexander & Baldwin, Inc.	5,573	213,112
International Bancshares Corp.	8,125	212,794
WR Berkley Corp.	3,795	212,520
Trustmark Corp.	8,660	212,257
CoreLogic, Inc.*	5,979	212,135
Urban Edge Properties	8,155	211,541
SVB Financial Group*	2,020	210,646
Commerce Bancshares, Inc.	4,499	210,643
Fulton Financial Corp.	15,004	209,906
First Industrial Realty Trust, Inc.	9,133	209,511
Janus Capital Group, Inc.	14,314	208,984
EPR Properties	3,170	208,840
Lamar Advertising Co. — Class A	3,365	208,765
Stifel Financial Corp.*	6,342	208,715
FirstMerit Corp.	9,387	208,016
Hancock Holding Co.	8,006	207,916
Brown & Brown, Inc.	5,895	206,973
Camden Property Trust	2,558	206,507
Healthcare Realty Trust, Inc.	6,808	206,146
Old Republic International Corp.	11,124	205,683
Duke Realty Corp.	9,387	205,294
Corporate Office Properties Trust	7,991	205,209
Tanger Factory Outlet Centers, Inc.	5,831	204,551
Highwoods Properties, Inc.	4,370	204,210
Aspen Insurance Holdings Ltd.	4,394	203,661
Omega Healthcare Investors, Inc.	6,030	203,633
DCT Industrial Trust, Inc.	5,035	203,263
Hospitality Properties Trust	7,933	203,005
Mid-America Apartment Communities, Inc.	2,120	202,905
CNO Financial Group, Inc.	11,038	202,768
Hanover Insurance Group, Inc.	2,361	202,479
Weingarten Realty Investors	5,469	201,915
Endurance Specialty Holdings Ltd.	3,153	201,729
Reinsurance Group of America, Inc. — Class A	2,118	201,676
Regency Centers Corp.	2,735	201,570
Corrections Corporation of America	6,624	201,502
Equity One, Inc.	7,111	201,241
American Campus Communities, Inc.	4,486	200,749
Bank of Hawaii Corp.[1]	2,930	200,441
Webster Financial Corp.	5,461	200,091
Valley National Bancorp	21,144	200,022
FNB Corp.	15,127	199,979
American Financial Group, Inc.	2,887	199,521
Jones Lang LaSalle, Inc.	1,731	199,359
MarketAxess Holdings, Inc.	1,620	198,871
National Retail Properties, Inc.	4,540	198,670
Taubman Centers, Inc.	2,859	198,558
Care Capital Properties, Inc.	7,442	198,478
Umpqua Holdings Corp.	12,488	197,685
Mercury General Corp.	3,736	197,634
RenaissanceRe Holdings Ltd.	1,778	197,198
First American Financial Corp.	5,465	196,849
Post Properties, Inc.	3,430	196,745
Associated Banc-Corp.	10,780	196,627
Bank of the Ozarks, Inc.[1]	4,758	196,505
Signature Bank*	1,425	196,408
Sovran Self Storage, Inc.	1,820	193,320
LaSalle Hotel Properties	8,073	192,945
CBOE Holdings, Inc.	3,111	192,758
New York Community Bancorp, Inc.	12,755	191,708
Everest Re Group Ltd.	1,034	191,187
WisdomTree Investments, Inc.[1]	15,775	171,790
Waddell & Reed Financial, Inc. — Class A	7,835	159,364
Total Financial		19,862,685

Industrial - 17.4%
Joy Global, Inc.[1]	12,550	267,315
Oshkosh Corp.	5,458	266,623
Triumph Group, Inc.	6,690	242,044
Greif, Inc. — Class A	6,903	239,534
Valmont Industries, Inc.	1,706	239,488

26 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2016
GUGGENHEIM S&P MIDCAP 400® EQUAL WEIGHT ETF

	Shares	Value

Packaging Corporation of America	3,655	$237,137
Eagle Materials, Inc.	3,155	233,849
KLX, Inc.*	6,880	231,994
Timken Co.	6,467	230,419
CLARCOR, Inc.	3,918	230,261
Acuity Brands, Inc.	938	228,769
Orbital ATK, Inc.	2,619	227,853
Terex Corp.	9,422	225,092
Belden, Inc.	3,541	223,579
Regal Beloit Corp.	3,441	221,669
Esterline Technologies Corp.*	3,226	221,497
Energizer Holdings, Inc.	5,092	221,451
Curtiss-Wright Corp.	2,866	219,478
Huntington Ingalls Industries, Inc.	1,512	218,892
Clean Harbors, Inc.*	4,427	218,694
Fortune Brands Home & Security, Inc.	3,942	218,426
Woodward, Inc.	4,023	218,087
Genesee & Wyoming, Inc. — Class A*	3,348	217,988
Lincoln Electric Holdings, Inc.	3,475	217,778
B/E Aerospace, Inc.	4,470	217,376
AECOM*	6,664	216,514
Teledyne Technologies, Inc.*	2,324	216,016
Wabtec Corp.	2,604	215,949
Mettler-Toledo International, Inc.*	603	215,844
Carlisle Companies, Inc.	2,114	215,417
ITT Corp.	5,601	214,910
Kirby Corp.*	3,363	214,627
FEI Co.	2,406	214,182
AO Smith Corp.	2,766	213,591
Crane Co.	3,840	213,389
Hubbell, Inc.	2,014	213,001
IDEX Corp.	2,593	212,367
Waste Connections, Inc.	3,126	210,317
Landstar System, Inc.	3,204	210,023
Nordson Corp.	2,737	210,010
Donaldson Company, Inc.	6,425	209,969
Kennametal, Inc.	8,966	209,625
Granite Construction, Inc.	4,700	209,573
KBR, Inc.	13,458	209,406
MSA Safety, Inc.	4,347	209,047
Louisiana-Pacific Corp.*	12,290	208,930
Lennox International, Inc.[1]	1,547	208,768
AGCO Corp.	3,894	208,212
Gentex Corp.	12,968	208,007
Trinity Industries, Inc.	10,660	207,977
Knowles Corp.*,1	15,532	207,663
Arrow Electronics, Inc.*	3,325	206,482
AptarGroup, Inc.	2,674	203,224
Sonoco Products Co.	4,321	202,612
Vishay Intertechnology, Inc.[1]	16,657	202,549
Keysight Technologies, Inc.*	7,626	198,886
Silgan Holdings, Inc.	3,914	198,596
GATX Corp.[1]	4,260	195,704
Bemis Company, Inc.	3,897	195,551
Trimble Navigation Ltd.*	8,158	195,384
Graco, Inc.	2,489	195,113
Old Dominion Freight Line, Inc.*	2,944	194,451
Avnet, Inc.	4,666	191,866
Zebra Technologies Corp. — Class A*	3,022	189,056
Werner Enterprises, Inc.	7,354	186,350
National Instruments Corp.	6,709	184,967
Cognex Corp.	5,150	182,980
Tech Data Corp.*	2,631	180,723
Jabil Circuit, Inc.	9,325	161,882
Total Industrial		14,705,003

Consumer, Cyclical - 14.2%
DreamWorks Animation SKG, Inc. — Class A*,1	7,769	310,138
HNI Corp.	5,679	248,286
GameStop Corp. — Class A1	7,563	248,066
Wendy’s Co.	21,010	228,169
Office Depot, Inc.*	38,324	225,345
MSC Industrial Direct Company, Inc. — Class A	2,809	217,698
Cabela’s, Inc.*	4,169	217,413
Kate Spade & Co.*	8,430	216,905
Herman Miller, Inc.	7,173	216,409
Brunswick Corp.	4,497	215,991
Casey’s General Stores, Inc.	1,927	215,824
Copart, Inc.*	5,014	214,800
Pool Corp.[1]	2,448	213,980
Toro Co.	2,466	213,185
Watsco, Inc.	1,585	213,135
Carter’s, Inc.	1,997	213,020
Thor Industries, Inc.	3,325	212,867
Tempur Sealy International, Inc.*,1	3,505	212,648
Tupperware Brands Corp.	3,653	212,130
LKQ Corp.*	6,502	208,389
Panera Bread Co. — Class A*	971	208,270
Skechers U.S.A., Inc. — Class A*	6,265	207,058
Jack in the Box, Inc.	3,063	206,906
TRI Pointe Group, Inc.*	17,768	206,109
Williams-Sonoma, Inc.	3,499	205,671
MDC Holdings, Inc.	8,349	205,469
CalAtlantic Group, Inc.	6,335	205,064
KB Home	15,047	204,188
Big Lots, Inc.[1]	4,441	203,664
Deckers Outdoor Corp.*,1	3,511	202,971
Dunkin’ Brands Group, Inc.	4,358	202,647
Polaris Industries, Inc.[1]	2,069	202,514
Cinemark Holdings, Inc.	5,841	202,391
Dick’s Sporting Goods, Inc.	4,361	202,089
Restoration Hardware Holdings, Inc.*,1	4,667	201,941
World Fuel Services Corp.	4,314	201,593
Dana Holding Corp.	15,568	201,294
Chico’s FAS, Inc.	15,836	199,692

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 27

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2016
GUGGENHEIM S&P MIDCAP 400® EQUAL WEIGHT ETF

	Shares	Value

NVR, Inc.*	120	$199,355
JetBlue Airways Corp.*	10,047	198,830
HSN, Inc.	3,739	198,279
Cracker Barrel Old Country Store, Inc.[1]	1,345	196,921
CST Brands, Inc.	5,204	196,555
Ingram Micro, Inc. — Class A	5,597	195,615
Scotts Miracle-Gro Co. — Class A	2,761	195,424
Toll Brothers, Inc.*	7,141	194,949
Cheesecake Factory, Inc.	3,786	193,124
Brinker International, Inc.	4,147	192,089
Vista Outdoor, Inc.*	3,945	189,281
Domino’s Pizza, Inc.	1,538	185,913
International Speedway Corp. — Class A	5,508	184,463
Alaska Air Group, Inc.	2,507	176,568
American Eagle Outfitters, Inc.[1]	12,210	174,725
Buffalo Wild Wings, Inc.*,1	1,259	168,278
J.C. Penney Company, Inc.*,1	18,052	167,523
Abercrombie & Fitch Co. — Class A1	6,240	166,795
Ascena Retail Group, Inc.*	18,929	166,764
Guess?, Inc.[1]	9,047	166,012
Fossil Group, Inc.*,1	4,074	164,997
Total Consumer, Cyclical		12,016,389

Consumer, Non-cyclical - 14.2%
FTI Consulting, Inc.*	6,049	243,775
Prestige Brands Holdings, Inc.*	4,254	241,542
WEX, Inc.*	2,535	239,532
Community Health Systems, Inc.*	12,290	234,494
Catalent, Inc.*	7,812	230,688
VCA, Inc.*	3,648	229,715
Avon Products, Inc.	48,226	227,144
Amsurg Corp. — Class A*	2,780	225,124
Service Corporation International	8,435	224,961
Lancaster Colony Corp.	1,917	223,331
MEDNAX, Inc.*	3,114	221,997
West Pharmaceutical Services, Inc.	3,111	221,504
Ingredion, Inc.	1,904	219,131
IDEXX Laboratories, Inc.*	2,592	218,635
RR Donnelley & Sons Co.	12,511	217,692
Aaron’s, Inc.	8,288	217,228
Tootsie Roll Industries, Inc.[1]	6,089	217,012
Flowers Foods, Inc.[1]	11,246	215,473
Charles River Laboratories International, Inc.*	2,704	214,346
TreeHouse Foods, Inc.*	2,417	213,663
Teleflex, Inc.	1,364	212,485
Deluxe Corp.	3,372	211,694
Sotheby’s	7,752	211,164
Gartner, Inc.*	2,421	211,039
Tenet Healthcare Corp.*,1	6,650	210,739
Hain Celestial Group, Inc.*	5,005	209,509
Bio-Rad Laboratories, Inc. — Class A*	1,475	209,229
Akorn, Inc.*,1	8,217	209,123
STERIS plc	2,955	208,830
Post Holdings, Inc.*	2,899	208,264
LifePoint Health, Inc.*	3,077	207,882
ABIOMED, Inc.*	2,139	207,782
Snyder’s-Lance, Inc.	6,493	207,581
Edgewell Personal Care Co.	2,526	207,309
Cooper Companies, Inc.	1,347	206,199
Hill-Rom Holdings, Inc.	4,263	206,116
Halyard Health, Inc.*	7,308	205,793
CEB, Inc.	3,333	205,613
Sprouts Farmers Market, Inc.*	7,243	203,311
Align Technology, Inc.*	2,802	202,276
WhiteWave Foods Co. — Class A*	5,003	201,171
WellCare Health Plans, Inc.*	2,227	200,408
Bio-Techne Corp.	2,149	200,244
PAREXEL International Corp.*	3,272	199,919
ManpowerGroup, Inc.	2,581	198,814
Graham Holdings Co. — Class B	412	196,334
Rollins, Inc.	7,294	195,990
Live Nation Entertainment, Inc.*	8,998	193,277
ResMed, Inc.	3,357	187,321
LivaNova plc*	3,517	185,451
Owens & Minor, Inc.	5,023	182,787
United Natural Foods, Inc.*	5,115	182,452
SUPERVALU, Inc.*	36,040	181,281
Dean Foods Co.[1]	10,419	179,519
Boston Beer Company, Inc. — Class A*,1	1,101	171,844
United Therapeutics Corp.*	1,624	170,845
DeVry Education Group, Inc.	9,474	164,374
Molina Healthcare, Inc.*,1	3,057	158,230
Total Consumer, Non-cyclical		12,009,186

Technology - 11.1%
3D Systems Corp.*,1	17,536	310,212
Advanced Micro Devices, Inc.*,1	80,376	285,335
Tyler Technologies, Inc.*	1,644	240,698
PTC, Inc.*	6,427	234,328
Lexmark International, Inc. — Class A	6,070	234,302
Science Applications International Corp.	4,409	234,073
Fortinet, Inc.*	7,103	230,919
CommVault Systems, Inc.*	5,166	226,116
DST Systems, Inc.	1,862	224,706
Ultimate Software Group, Inc.*	1,140	224,113
NetScout Systems, Inc.*	9,988	222,333
j2 Global, Inc.	3,486	221,431
MSCI, Inc. — Class A	2,910	220,985
Computer Sciences Corp.	6,629	219,619
NCR Corp.*	7,544	219,454
Rackspace Hosting, Inc.*	9,577	219,026
Fair Isaac Corp.	2,028	216,408
Broadridge Financial Solutions, Inc.	3,604	215,663
ANSYS, Inc.*	2,340	212,402
CDK Global, Inc.	4,465	212,400
Acxiom Corp.*	9,655	212,120

28 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2016
GUGGENHEIM S&P MIDCAP 400® EQUAL WEIGHT ETF

	Shares	Value

Mentor Graphics Corp.	10,627	$212,115
Manhattan Associates, Inc.*	3,495	211,587
Leidos Holdings, Inc.	4,256	211,140
Allscripts Healthcare Solutions, Inc.*,1	15,690	210,246
Cypress Semiconductor Corp.[1]	23,256	210,002
Diebold, Inc.	7,978	209,582
Cadence Design Systems, Inc.*	8,986	208,386
Synopsys, Inc.*	4,383	208,280
Silicon Laboratories, Inc.*	4,431	207,370
MAXIMUS, Inc.	3,879	205,199
VeriFone Systems, Inc.*	7,182	204,400
Convergys Corp.	7,647	202,646
Fairchild Semiconductor International, Inc. — Class A*,1	10,128	202,560
ACI Worldwide, Inc.*	10,098	201,859
Jack Henry & Associates, Inc.	2,489	201,684
Microsemi Corp.*	5,756	194,495
Integrated Device Technology, Inc.*	10,076	194,265
IPG Photonics Corp.*	2,228	193,101
Teradyne, Inc.	10,047	189,989
Intersil Corp. — Class A	15,426	180,330
SYNNEX Corp.	2,088	172,406
Synaptics, Inc.*	2,365	169,216
Cree, Inc.*,1	6,774	166,031
Total Technology		9,403,532

Energy - 5.8%
SM Energy Co.[1]	11,979	373,265
Denbury Resources, Inc.[1]	84,394	325,761
WPX Energy, Inc.*,1	33,097	319,717
QEP Resources, Inc.	16,075	288,225
CONSOL Energy, Inc.[1]	17,312	260,546
Energen Corp.	6,074	258,084
Superior Energy Services, Inc.	15,093	254,467
Ensco plc — Class A	20,260	242,310
Gulfport Energy Corp.*	7,436	232,747
Rowan Companies plc — Class A	12,314	231,626
Oceaneering International, Inc.	6,250	229,063
Oil States International, Inc.*	6,590	228,278
Patterson-UTI Energy, Inc.	11,309	223,353
Dril-Quip, Inc.*	3,392	219,869
Nabors Industries Ltd.	22,016	215,757
Noble Corporation plc[1]	18,166	204,004
HollyFrontier Corp.	5,587	198,897
NOW, Inc.*,1	10,972	198,154
Western Refining, Inc.[1]	7,100	189,996
Murphy USA, Inc.*	3,142	180,414
Total Energy		4,874,533

Basic Materials - 5.4%
Olin Corp.	12,604	274,641
United States Steel Corp.	13,940	266,394
Valspar Corp.	2,475	264,057
Royal Gold, Inc.	4,077	255,302
PolyOne Corp.	6,875	247,363
Steel Dynamics, Inc.	9,555	240,882
RPM International, Inc.	4,637	234,308
Minerals Technologies, Inc.	3,806	227,979
Worthington Industries, Inc.	5,948	224,537
Reliance Steel & Aluminum Co.	3,019	223,315
Ashland, Inc.	1,998	222,977
Carpenter Technology Corp.	6,281	222,410
Commercial Metals Co.[1]	12,298	220,380
Sensient Technologies Corp.	3,258	219,101
Albemarle Corp.	3,307	218,791
NewMarket Corp.	522	211,963
Domtar Corp.	5,470	211,361
Compass Minerals International, Inc.	2,814	210,937
Allegheny Technologies, Inc.[1]	12,604	205,949
Cabot Corp.	4,178	203,845
Total Basic Materials		4,606,492

Utilities - 4.8%
Talen Energy Corp.*	24,671	287,664
National Fuel Gas Co.	4,113	228,271
Westar Energy, Inc.	4,362	225,122
OGE Energy Corp.	7,463	220,830
MDU Resources Group, Inc.[1]	10,803	216,708
Hawaiian Electric Industries, Inc.	6,488	212,093
Black Hills Corp.	3,473	210,429
UGI Corp.	5,229	210,415
New Jersey Resources Corp.	5,836	208,228
Atmos Energy Corp.	2,854	207,058
Great Plains Energy, Inc.	6,542	204,307
Questar Corp.	8,137	203,995
Vectren Corp.	4,139	202,190
Aqua America, Inc.	6,386	202,181
Alliant Energy Corp.	2,859	201,617
IDACORP, Inc.	2,738	199,135
ONE Gas, Inc.	3,399	198,740
WGL Holdings, Inc.	2,898	196,745
PNM Resources, Inc.	6,099	193,216
Total Utilities		4,028,944

Communications - 3.7%
Meredith Corp.	4,449	228,279
Polycom, Inc.*	18,463	220,633
comScore, Inc.*	7,160	219,239
InterDigital, Inc.	3,840	218,803
John Wiley & Sons, Inc. — Class A	4,398	218,097
Telephone & Data Systems, Inc.	7,249	214,353
Cable One, Inc.	463	212,498
Plantronics, Inc.	5,360	206,092
AMC Networks, Inc. — Class A*	3,093	201,756
New York Times Co. — Class A	15,701	201,287
FactSet Research Systems, Inc.	1,311	197,633

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 29

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	April 30, 2016
GUGGENHEIM S&P MIDCAP 400® EQUAL WEIGHT ETF

	Shares	Value

Time, Inc.	13,441	$197,583
ARRIS International plc*	8,542	194,501
Ciena Corp.*,1	11,541	194,235
NeuStar, Inc. — Class A*	7,845	184,279
WebMD Health Corp. — Class A*,1	725	45,487
Total Communications		3,154,755

Total Common Stocks
(Cost $78,845,192)		84,661,519

SHORT TERM INVESTMENTS† - 0.0%
Federated U.S. Treasury Cash Reserve Fund Institutional Shares, 0.13%[2]	9,714	9,714
Total Short Term Investments
(Cost $9,714)		9,714

SECURITIES LENDING COLLATERAL†,3 - 10.5%
BNY Mellon Separately Managed Cash Collateral Account, 0.30%	8,900,951	8,900,951
Total Securities Lending Collateral
(Cost $8,900,951)		8,900,951

Total Investments - 110.5%
(Cost $87,755,857)		$93,572,184
Other Assets & Liabilities, net - (10.5)%		(8,883,894)
Total Net Assets - 100.0%		$84,688,290

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
[1]	All or portion of this security is on loan at April 30, 2016 — See Note 5.
[2]	Rate indicated is the 7 day yield as of April 30, 2016.
[3]	Securities lending collateral — See Note 5.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at April 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$84,661,519	$—	$—	$84,661,519
Securities Lending Collateral	8,900,951	—	—	8,900,951
Short Term Investments	9,714	—	—	9,714
Total	$93,572,184	$—	$—	$93,572,184

For the period ended April 30, 2016, there were no transfers between levels.

30 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2016
GUGGENHEIM S&P SMALLCAP 600® EQUAL WEIGHT ETF

	Shares	Value

COMMON STOCKS† - 99.8%

Financial - 19.3%
Enova International, Inc.*	9,783	$86,188
First BanCorp*	20,509	79,986
Banc of California, Inc.	3,810	77,534
OFG Bancorp	8,598	75,920
LegacyTexas Financial Group, Inc.	3,073	75,780
Forestar Group, Inc.*	5,387	72,725
World Acceptance Corp.*	1,673	72,591
Texas Capital Bancshares, Inc.*	1,584	72,579
Government Properties Income Trust[1]	3,830	72,463
WageWorks, Inc.*	1,339	72,119
Great Western Bancorp, Inc.	2,283	71,960
Financial Engines, Inc.[1]	2,229	71,796
Wintrust Financial Corp.	1,375	71,528
HFF, Inc. — Class A	2,217	70,566
Parkway Properties, Inc.	4,197	69,041
CoreSite Realty Corp.	920	68,936
Pennsylvania Real Estate Investment Trust	2,997	68,751
Talmer Bancorp, Inc. — Class A	3,526	68,404
First Financial Bankshares, Inc.[1]	2,112	68,387
Ameris Bancorp	2,172	68,202
Cardinal Financial Corp.	3,073	68,005
PRA Group, Inc.*	2,049	67,986
United Community Banks, Inc.	3,373	67,898
Old National Bancorp	5,056	67,750
eHealth, Inc.*	6,052	67,722
Southside Bancshares, Inc.[1]	2,316	67,650
Central Pacific Financial Corp.	2,893	67,523
Boston Private Financial Holdings, Inc.	5,512	67,357
United Fire Group, Inc.	1,485	66,558
Medical Properties Trust, Inc.	4,991	66,431
Getty Realty Corp.	3,355	66,026
First Financial Bancorp	3,379	65,891
Franklin Street Properties Corp.	6,198	65,823
CareTrust REIT, Inc.	5,170	65,762
RE/MAX Holdings, Inc. — Class A	1,787	65,762
BofI Holding, Inc.*,1	3,222	65,632
UMB Financial Corp.	1,177	65,618
AMERISAFE, Inc.	1,215	65,464
Encore Capital Group, Inc.*,1	2,325	65,449
TrustCo Bank Corp. NY	10,204	65,408
City Holding Co.	1,329	65,280
Cousins Properties, Inc.	6,306	65,266
Stewart Information Services Corp.	1,874	65,254
Northwest Bancshares, Inc.	4,649	65,180
Employers Holdings, Inc.	2,193	65,132
MB Financial, Inc.	1,873	65,105
EastGroup Properties, Inc.	1,085	64,829
Infinity Property & Casualty Corp.	806	64,609
Simmons First National Corp. — Class A	1,380	64,446
NBT Bancorp, Inc.	2,273	64,417
Hanmi Financial Corp.	2,783	64,343
United Bankshares, Inc.	1,662	64,303
Lexington Realty Trust	7,323	64,296
Sterling Bancorp	3,922	64,085
American Assets Trust, Inc.	1,613	63,988
GEO Group, Inc.	1,997	63,964
LTC Properties, Inc.	1,378	63,925
Bank Mutual Corp.	7,904	63,864
Virtus Investment Partners, Inc.	813	63,593
Agree Realty Corp.	1,636	63,444
Dime Community Bancshares, Inc.	3,502	63,421
BBCN Bancorp, Inc.	4,059	63,402
Brookline Bancorp, Inc.	5,562	63,296
Wilshire Bancorp, Inc.	5,874	63,263
Tompkins Financial Corp.	968	63,249
Provident Financial Services, Inc.	3,163	63,197
Saul Centers, Inc.	1,187	63,125
Retail Opportunity Investments Corp.	3,209	63,121
Home BancShares, Inc.	1,467	63,066
Community Bank System, Inc.	1,588	62,837
Banner Corp.	1,467	62,758
First Midwest Bancorp, Inc.	3,392	62,684
INTL FCStone, Inc.*	2,291	62,544
Oritani Financial Corp.	3,606	62,492
Safety Insurance Group, Inc.	1,101	62,328
ServisFirst Bancshares, Inc.[1]	1,263	62,241
Urstadt Biddle Properties, Inc. — Class A	3,025	62,194
CVB Financial Corp.[1]	3,612	62,054
Opus Bank	1,717	62,018
Universal Health Realty Income Trust	1,135	61,971
Evercore Partners, Inc. — Class A	1,200	61,968
First Commonwealth Financial Corp.	6,747	61,937
Pinnacle Financial Partners, Inc.	1,257	61,807
Independent Bank Corp.	1,314	61,797
PS Business Parks, Inc.	643	61,574
Glacier Bancorp, Inc.	2,378	61,566
Selective Insurance Group, Inc.	1,772	61,506
Westamerica Bancorporation[1]	1,261	61,436
Capstead Mortgage Corp.	6,299	61,226
Navigators Group, Inc.*	739	61,049
Sabra Health Care REIT, Inc.	2,891	60,971
S&T Bancorp, Inc.	2,373	60,915
Acadia Realty Trust	1,806	60,862
Kite Realty Group Trust	2,222	60,505
Education Realty Trust, Inc.	1,521	60,490
Four Corners Property Trust, Inc.	3,398	60,315
Columbia Banking System, Inc.	2,043	60,248
Horace Mann Educators Corp.	1,933	60,116
Northfield Bancorp, Inc.	3,790	60,109
Interactive Brokers Group, Inc. — Class A	1,581	60,078
Cedar Realty Trust, Inc.	8,658	59,913
Summit Hotel Properties, Inc.	5,227	59,587
Greenhill & Company, Inc.	2,684	59,102
Astoria Financial Corp.	3,912	58,836

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 31

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2016
GUGGENHEIM S&P SMALLCAP 600® EQUAL WEIGHT ETF

	Shares	Value

Calamos Asset Management, Inc. — Class A	7,137	$58,809
RLI Corp.	943	58,636
HCI Group, Inc.	1,946	58,302
Universal Insurance Holdings, Inc.	3,310	58,289
ProAssurance Corp.	1,213	57,896
Chesapeake Lodging Trust	2,347	57,807
DiamondRock Hospitality Co.[1]	6,471	57,657
Investment Technology Group, Inc.	2,947	57,525
American Equity Investment Life Holding Co.	4,037	56,518
United Insurance Holdings Corp.	3,430	55,943
Walker & Dunlop, Inc.*	2,513	55,412
Piper Jaffray Cos.*	1,308	54,557
First NBC Bank Holding Co.*	2,368	51,480
Total Financial		7,528,499

Consumer, Non-cyclical - 18.5%
Inogen, Inc.*	1,801	87,997
CDI Corp.	11,286	80,696
ExamWorks Group, Inc.*	2,214	79,815
Zeltiq Aesthetics, Inc.*,1	2,657	79,444
ANI Pharmaceuticals, Inc.*,1	1,707	77,617
Kindred Healthcare, Inc.	5,205	76,826
Spectrum Pharmaceuticals, Inc.*,1	10,662	75,594
Select Medical Holdings Corp.*	5,648	75,571
Amedisys, Inc.*	1,466	75,484
Nektar Therapeutics*,1	4,797	75,217
HMS Holdings Corp.*	4,451	75,178
SciClone Pharmaceuticals, Inc.*	5,623	74,223
B&G Foods, Inc.[1]	1,786	73,601
Ligand Pharmaceuticals, Inc. — Class B*,1	606	73,247
Darling Ingredients, Inc.*	5,019	72,725
Career Education Corp.*	13,538	72,292
Diplomat Pharmacy, Inc.*,1	2,378	72,030
Cynosure, Inc. — Class A*	1,461	71,501
Cambrex Corp.*	1,480	71,395
CryoLife, Inc.	5,737	71,138
Landauer, Inc.	2,045	71,043
Surgical Care Affiliates, Inc.*	1,454	70,301
Adeptus Health, Inc. — Class A*,1	1,029	70,095
Emergent BioSolutions, Inc.*	1,816	69,952
Almost Family, Inc.*	1,655	69,527
NuVasive, Inc.*	1,312	69,457
Cardtronics, Inc.*	1,760	69,380
Brink’s Co.	2,043	69,135
Masimo Corp.*	1,594	69,100
LHC Group, Inc.*	1,710	68,981
Vascular Solutions, Inc.*	1,963	68,607
Momenta Pharmaceuticals, Inc.*	7,212	68,586
HealthEquity, Inc.*	2,727	68,584
CorVel Corp.*	1,516	68,523
Andersons, Inc.	2,030	68,025
AMN Healthcare Services, Inc.*	1,915	68,002
Integra LifeSciences Holdings Corp.*	957	67,775
Supernus Pharmaceuticals, Inc.*	3,945	67,696
Capella Education Co.	1,222	67,589
PharMerica Corp.*	2,851	67,398
Kelly Services, Inc. — Class A	3,589	67,366
Merit Medical Systems, Inc.*	3,312	67,068
Medifast, Inc.	2,127	67,064
Cross Country Healthcare, Inc.*	5,387	66,960
Inter Parfums, Inc.	2,181	66,782
Medicines Co.*,1	1,874	66,696
AMAG Pharmaceuticals, Inc.*,1	2,508	66,512
NutriSystem, Inc.	3,011	66,302
Matthews International Corp. — Class A	1,257	66,168
Depomed, Inc.*,1	3,806	66,148
AngioDynamics, Inc.*	5,382	65,930
Forrester Research, Inc.	1,958	65,828
SurModics, Inc.*	3,265	65,692
Magellan Health, Inc.*	932	65,669
Healthcare Services Group, Inc.	1,732	65,556
Korn/Ferry International	2,412	65,462
Abaxis, Inc.	1,444	65,442
Insperity, Inc.[1]	1,235	65,171
American Public Education, Inc.*	2,807	65,010
Navigant Consulting, Inc.*	4,045	64,558
LendingTree, Inc.*,1	718	64,239
Healthways, Inc.*	5,512	64,215
Calavo Growers, Inc.	1,123	64,202
On Assignment, Inc.*	1,779	64,151
Viad Corp.	2,154	64,082
ABM Industries, Inc.	1,988	63,954
Rent-A-Center, Inc.	4,347	63,901
ICU Medical, Inc.*	640	63,578
Anika Therapeutics, Inc.*	1,384	63,193
Ensign Group, Inc.	2,797	63,100
Analogic Corp.	797	62,955
Strayer Education, Inc.*	1,267	62,894
Resources Connection, Inc.	4,237	62,580
Sanderson Farms, Inc.	681	62,475
Albany Molecular Research, Inc.*,1	4,138	62,277
Luminex Corp.*	3,097	62,250
Monster Worldwide, Inc.*	19,352	61,926
Green Dot Corp. — Class A*	2,780	61,799
Monro Muffler Brake, Inc.	889	61,537
CONMED Corp.	1,483	61,426
Enanta Pharmaceuticals, Inc.*	2,093	61,116
Cal-Maine Foods, Inc.[1]	1,201	60,963
Tumi Holdings, Inc.*	2,275	60,696
Universal Corp.[1]	1,112	60,660
US Physical Therapy, Inc.	1,211	60,380
WD-40 Co.	589	60,255
Repligen Corp.*	2,255	60,073
Chemed Corp.	458	59,439
Helen of Troy Ltd.*	597	59,419
J&J Snack Foods Corp.	582	58,858
Haemonetics Corp.*	1,806	58,569

32 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2016
GUGGENHEIM S&P SMALLCAP 600® EQUAL WEIGHT ETF

	Shares	Value

Providence Service Corp.*	1,170	$58,313
SpartanNash Co.	2,094	58,004
Air Methods Corp.*	1,562	57,763
Greatbatch, Inc.*	1,646	57,281
Cantel Medical Corp.	855	57,276
Seneca Foods Corp. — Class A*	1,745	56,870
Meridian Bioscience, Inc.	2,972	56,795
Impax Laboratories, Inc.*	1,700	56,695
Neogen Corp.*	1,181	55,790
MiMedx Group, Inc.*,1	7,195	54,178
Heidrick & Struggles International, Inc.	2,721	53,685
Sagent Pharmaceuticals, Inc.*	4,586	53,381
Lannett Company, Inc.*,1	2,755	52,841
Invacare Corp.[1]	4,673	52,525
Universal Technical Institute, Inc.[1]	13,247	52,326
Central Garden & Pet Co. — Class A*	3,154	51,379
Natus Medical, Inc.*	1,590	50,673
Acorda Therapeutics, Inc.*	1,929	49,865
Phibro Animal Health Corp. — Class A	2,373	49,216
TrueBlue, Inc.*	2,565	47,940
Central Garden & Pet Co.*	954	15,522
Total Consumer, Non-cyclical		7,230,211

Industrial - 18.3%
Olympic Steel, Inc.	4,168	94,280
TimkenSteel Corp.	7,297	92,964
General Cable Corp.	5,919	92,573
Harsco Corp.	12,471	88,420
Rofin-Sinar Technologies, Inc.*	2,629	84,628
CIRCOR International, Inc.[1]	1,474	83,207
Orion Marine Group, Inc.*	13,873	81,018
SPX FLOW, Inc.*	2,681	80,323
Chart Industries, Inc.*	3,094	79,639
DXP Enterprises, Inc.*	3,623	79,163
KapStone Paper and Packaging Corp.	4,923	78,226
SPX Corp.	4,694	75,574
Dycom Industries, Inc.*,1	1,053	74,342
LSB Industries, Inc.*	5,648	74,329
Boise Cascade Co.*	3,522	73,504
Lydall, Inc.*	1,944	71,520
PGT, Inc.*	6,829	71,499
US Concrete, Inc.*,1	1,143	70,592
Applied Industrial Technologies, Inc.	1,539	70,532
Fabrinet*	2,202	70,398
Tidewater, Inc.[1]	7,945	69,598
Hornbeck Offshore Services, Inc.*	5,924	69,548
Mueller Industries, Inc.	2,203	69,527
Bel Fuse, Inc. — Class B	4,171	69,489
Actuant Corp. — Class A	2,581	68,939
Greenbrier Companies, Inc.[1]	2,295	68,827
AAR Corp.	2,857	68,683
Trex Company, Inc.*	1,446	68,613
Astec Industries, Inc.	1,403	67,905
Plexus Corp.*	1,625	67,860
CTS Corp.	4,080	67,606
Quanex Building Products Corp.	3,587	67,579
Moog, Inc. — Class A*	1,376	67,231
Aerojet Rocketdyne Holdings, Inc.*	3,701	67,062
US Ecology, Inc.	1,488	67,005
Federal Signal Corp.	4,892	66,971
Headwaters, Inc.*	3,342	66,873
Cubic Corp.	1,602	66,596
Forward Air Corp.	1,459	66,501
Powell Industries, Inc.	2,136	66,472
Aerovironment, Inc.*	2,297	66,337
Coherent, Inc.*	710	66,314
National Presto Industries, Inc.[1]	759	66,177
TopBuild Corp.*	2,114	65,998
Sanmina Corp.*	2,788	65,936
Myers Industries, Inc.	4,880	65,782
Haynes International, Inc.	1,748	65,602
American Science & Engineering, Inc.	2,284	65,436
Badger Meter, Inc.[1]	917	65,410
Saia, Inc.*,1	2,255	65,215
EnerSys	1,117	65,199
Watts Water Technologies, Inc. — Class A	1,166	65,144
Albany International Corp. — Class A	1,616	65,109
Griffon Corp.[1]	4,118	65,106
Aegion Corp. — Class A*	3,064	65,049
Methode Electronics, Inc.	2,181	64,841
Tennant Co.	1,214	64,840
AAON, Inc.	2,443	64,788
Gibraltar Industries, Inc.*	2,441	64,564
Exponent, Inc.	1,293	64,443
Park Electrochemical Corp.	3,945	64,343
ESCO Technologies, Inc.	1,671	64,300
Kaman Corp.	1,527	64,271
Tredegar Corp.	4,024	64,223
Marten Transport Ltd.	3,432	64,041
Hillenbrand, Inc.	2,109	63,924
Franklin Electric Company, Inc.	2,023	63,907
Advanced Energy Industries, Inc.*	1,975	63,891
Simpson Manufacturing Company, Inc.	1,697	63,807
EMCOR Group, Inc.	1,313	63,654
Standex International Corp.	829	63,576
Drew Industries, Inc.	978	63,404
Matson, Inc.	1,629	63,335
Tetra Tech, Inc.	2,153	63,298
Hub Group, Inc. — Class A*	1,642	63,250
EnPro Industries, Inc.	1,078	63,149
Electro Scientific Industries, Inc.*	8,947	63,076
Celadon Group, Inc.	6,255	62,988
MYR Group, Inc.*	2,464	62,857
Knight Transportation, Inc.[1]	2,365	62,838
AZZ, Inc.	1,132	62,169
Lindsay Corp.[1]	811	62,009
Apogee Enterprises, Inc.	1,493	61,870

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 33

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2016
GUGGENHEIM S&P SMALLCAP 600® EQUAL WEIGHT ETF

	Shares	Value

Encore Wire Corp.	1,614	$61,736
Comfort Systems USA, Inc.	2,081	61,369
Checkpoint Systems, Inc.*	6,058	61,307
II-VI, Inc.*	2,909	60,711
Atlas Air Worldwide Holdings, Inc.*	1,518	60,629
Littelfuse, Inc.	519	60,453
Brady Corp. — Class A1	2,268	60,079
Heartland Express, Inc.[1]	3,294	59,654
Universal Forest Products, Inc.	778	59,634
TTM Technologies, Inc.*	9,146	59,632
Itron, Inc.*	1,440	59,213
Roadrunner Transportation Systems, Inc.*	5,003	59,135
Rogers Corp.*	1,020	58,507
TASER International, Inc.*,1	3,161	57,720
Barnes Group, Inc.	1,768	57,442
John Bean Technologies Corp.	1,089	56,780
Briggs & Stratton Corp.	2,682	56,778
Vicor Corp.*	5,902	56,600
Echo Global Logistics, Inc.*	2,356	55,060
FARO Technologies, Inc.*	1,876	54,479
Benchmark Electronics, Inc.*	2,775	53,891
Sturm Ruger & Company, Inc.[1]	837	53,593
ArcBest Corp.	2,740	52,307
OSI Systems, Inc.*	994	50,585
Proto Labs, Inc.*,1	838	50,138
Total Industrial		7,148,518

Consumer, Cyclical - 15.4%
EZCORP, Inc. — Class A*	21,361	105,737
Select Comfort Corp.*	3,326	82,086
Lumber Liquidators Holdings, Inc.*,1	5,410	80,663
Krispy Kreme Doughnuts, Inc.*	4,390	76,431
Outerwall, Inc.[1]	1,808	74,688
SkyWest, Inc.	3,129	73,532
Superior Industries International, Inc.	2,803	73,215
Veritiv Corp.*,1	1,726	70,800
Daktronics, Inc.	8,112	70,575
Installed Building Products, Inc.*	2,639	70,144
Ethan Allen Interiors, Inc.	2,054	69,918
Children’s Place, Inc.	896	69,808
iRobot Corp.*,1	1,863	69,639
Tuesday Morning Corp.*	7,966	69,144
Titan International, Inc.[1]	10,375	68,786
Group 1 Automotive, Inc.	1,041	68,539
Chuy’s Holdings, Inc.*	2,214	67,617
Sonic Corp.	1,965	67,537
Unifi, Inc.*	2,605	67,105
Standard Motor Products, Inc.	1,880	66,759
M/I Homes, Inc.*	3,312	66,571
Core-Mark Holding Company, Inc.	811	66,226
Callaway Golf Co.	7,047	65,819
Five Below, Inc.*,1	1,571	65,511
PetMed Express, Inc.	3,579	65,496
Genesco, Inc.*	946	65,444
MarineMax, Inc.*	3,420	65,014
American Woodmark Corp.*	891	64,900
ScanSource, Inc.*	1,594	64,844
Mobile Mini, Inc.	2,006	64,694
Winnebago Industries, Inc.	2,988	64,660
Big 5 Sporting Goods Corp.	5,254	63,522
Finish Line, Inc. — Class A	3,215	63,496
Dorman Products, Inc.*,1	1,170	62,934
First Cash Financial Services, Inc.	1,376	62,924
Universal Electronics, Inc.*	947	62,890
Essendant, Inc.	2,035	62,658
La-Z-Boy, Inc.	2,422	62,657
Interface, Inc. — Class A	3,677	62,583
Papa John’s International, Inc.	1,105	62,532
Biglari Holdings, Inc.*	166	62,074
Scientific Games Corp. — Class A*,1	6,242	61,921
Interval Leisure Group, Inc.[1]	4,378	61,818
Popeyes Louisiana Kitchen, Inc.*	1,149	61,770
Arctic Cat, Inc.	3,710	61,697
Boyd Gaming Corp.*	3,305	61,605
G&K Services, Inc. — Class A	867	61,253
UniFirst Corp.	565	61,235
Marcus Corp.	3,161	61,165
Hibbett Sports, Inc.*,1	1,694	61,153
Asbury Automotive Group, Inc.*	1,008	61,105
Cash America International, Inc.	1,653	61,095
Wolverine World Wide, Inc.	3,224	61,095
BJ’s Restaurants, Inc.*	1,369	61,057
Cato Corp. — Class A	1,668	61,032
VOXX International Corp. — Class A*	13,568	60,920
Tailored Brands, Inc.	3,492	60,831
DTS, Inc.*	2,783	60,725
Perry Ellis International, Inc.*	3,166	60,312
Iconix Brand Group, Inc.*,1	7,071	59,962
Fred’s, Inc. — Class A1	4,077	59,810
Belmond Ltd. — Class A*	6,512	59,650
Red Robin Gourmet Burgers, Inc.*	919	59,606
Meritage Homes Corp.*	1,751	59,587
Texas Roadhouse, Inc. — Class A	1,457	59,329
Bob Evans Farms, Inc.	1,302	59,293
Steven Madden Ltd.*,1	1,690	59,167
Kirkland’s, Inc.	3,597	59,063
Allegiant Travel Co. — Class A	363	58,287
Barnes & Noble, Inc.	4,958	58,257
Barnes & Noble Education, Inc.*	6,217	58,191
Movado Group, Inc.	2,058	58,056
Monarch Casino & Resort, Inc.*	3,053	58,007
Hawaiian Holdings, Inc.*	1,361	57,257
Sonic Automotive, Inc. — Class A	3,046	57,143
Gentherm, Inc.*	1,555	57,131
Marriott Vacations Worldwide Corp.	907	56,814
Ruth’s Hospitality Group, Inc.	3,572	56,723
Stein Mart, Inc.	7,804	56,501

34 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2016
GUGGENHEIM S&P SMALLCAP 600® EQUAL WEIGHT ETF

	Shares	Value

DineEquity, Inc.	655	$56,330
Regis Corp.*	4,105	56,115
Vera Bradley, Inc.*	3,153	55,304
Zumiez, Inc.*,1	3,248	54,501
Haverty Furniture Companies, Inc.	2,908	54,292
Vitamin Shoppe, Inc.*,1	1,979	54,165
Buckle, Inc.[1]	1,870	54,118
Lithia Motors, Inc. — Class A	651	54,046
Francesca’s Holdings Corp.*	3,249	53,933
Oxford Industries, Inc.	811	53,867
Express, Inc.*	2,961	53,831
Motorcar Parts of America, Inc.*	1,671	53,589
Crocs, Inc.*	6,377	53,248
Caleres, Inc.	2,108	53,143
G-III Apparel Group Ltd.*,1	1,157	52,354
Stage Stores, Inc.[1]	7,112	52,344
Ruby Tuesday, Inc.*	11,390	50,116
Total Consumer, Cyclical		5,995,091

Technology - 9.3%
Mercury Systems, Inc.*	3,600	75,672
Nanometrics, Inc.*	4,220	75,370
Digi International, Inc.*	7,128	75,343
Ebix, Inc.[1]	1,561	75,115
Engility Holdings, Inc.*	3,728	73,330
Tangoe, Inc.*,1	8,264	72,888
CSG Systems International, Inc.[1]	1,642	72,872
Ciber, Inc.*	31,337	72,702
Medidata Solutions, Inc.*,1	1,662	72,513
CEVA, Inc.*	3,035	69,987
ManTech International Corp. — Class A	2,052	69,358
Omnicell, Inc.*	2,168	69,072
Interactive Intelligence Group, Inc.*,1	1,841	68,430
LivePerson, Inc.*,1	11,306	68,401
Blackbaud, Inc.	1,072	66,217
Exar Corp.*	10,849	66,179
DSP Group, Inc.*	6,952	66,044
Synchronoss Technologies, Inc.*	2,122	65,931
MicroStrategy, Inc. — Class A*	362	64,914
Cabot Microelectronics Corp.	1,541	64,552
Rudolph Technologies, Inc.*	4,649	64,482
Epiq Systems, Inc.	4,363	64,442
MKS Instruments, Inc.	1,795	64,369
Semtech Corp.*	2,954	63,924
Progress Software Corp.*	2,504	63,902
Ultratech, Inc.*	2,944	63,855
Cirrus Logic, Inc.*,1	1,767	63,788
Monolithic Power Systems, Inc.	1,011	63,107
Virtusa Corp.*	1,775	63,084
Cohu, Inc.	5,377	62,158
ExlService Holdings, Inc.*	1,277	61,794
Sykes Enterprises, Inc.*	2,113	61,594
Lumentum Holdings, Inc.*	2,433	61,555
Power Integrations, Inc.	1,275	61,519
TeleTech Holdings, Inc.	2,213	61,499
QLogic Corp.*	4,698	61,497
Qualys, Inc.*	2,431	61,213
Veeco Instruments, Inc.*	3,291	60,587
MTS Systems Corp.	1,077	60,549
Agilysys, Inc.*	5,587	59,669
Diodes, Inc.*	3,190	59,398
Kulicke & Soffa Industries, Inc.*	5,537	59,357
CACI International, Inc. — Class A*	616	59,228
Computer Programs & Systems, Inc.	1,153	59,183
Monotype Imaging Holdings, Inc.	2,683	59,106
Tessera Technologies, Inc.	2,051	58,905
Take-Two Interactive Software, Inc.*	1,723	58,892
Brooks Automation, Inc.	6,217	58,813
Kopin Corp.*	35,076	58,226
Quality Systems, Inc.	4,135	58,221
Electronics for Imaging, Inc.*	1,461	58,206
Cray, Inc.*	1,477	55,934
Insight Enterprises, Inc.*	2,263	55,919
Rambus, Inc.*	4,659	54,138
Super Micro Computer, Inc.*,1	1,918	51,613
Bottomline Technologies de, Inc.*	2,090	51,330
Rovi Corp.*	2,837	49,988
Total Technology		3,619,934

Communications - 6.5%
Blucora, Inc.*	11,024	88,302
Ruckus Wireless, Inc.*	6,286	86,370
Anixter International, Inc.*	1,303	81,177
LogMeIn, Inc.*	1,194	71,282
FTD Companies, Inc.*,1	2,559	71,166
VASCO Data Security International, Inc.*	4,091	70,897
QuinStreet, Inc.*,1	19,850	69,872
Gannett Company, Inc.	4,118	69,388
XO Group, Inc.*	3,922	69,262
HealthStream, Inc.*	3,056	69,127
Iridium Communications, Inc.*,1	8,457	68,248
8x8, Inc.*	5,885	66,736
Liquidity Services, Inc.*,1	11,918	66,502
Perficient, Inc.*	3,148	65,730
Harmonic, Inc.*	18,821	65,121
Black Box Corp.	4,454	65,117
NETGEAR, Inc.*	1,535	65,084
ViaSat, Inc.*,1	843	64,658
Cogent Communications Holdings, Inc.	1,668	64,552
Comtech Telecommunications Corp.	2,665	64,493
Cincinnati Bell, Inc.*	16,730	63,908
Scholastic Corp.	1,729	62,901
Lumos Networks Corp.*	4,892	62,373
NIC, Inc.	3,514	62,233
Spok Holdings, Inc.	3,655	62,098
ADTRAN, Inc.	3,209	61,998
ePlus, Inc.*	770	61,900
Consolidated Communications Holdings, Inc.	2,595	61,346

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 35

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2016
GUGGENHEIM S&P SMALLCAP 600® EQUAL WEIGHT ETF

	Shares	Value

Blue Nile, Inc.	2,358	$60,789
Atlantic Tele-Network, Inc.	838	60,261
Viavi Solutions, Inc.*	9,241	60,159
World Wrestling Entertainment, Inc. — Class A1	3,478	57,874
General Communication, Inc. — Class A*	3,359	56,767
DHI Group, Inc.*	7,914	56,269
Ixia*	5,359	54,233
Sizmek, Inc.*	19,914	52,772
EW Scripps Co. — Class A*,1	3,445	52,295
CalAmp Corp.*	3,383	50,644
Stamps.com, Inc.*,1	531	43,733
Harte-Hanks, Inc.	16,913	30,782
Total Communications		2,538,419

Energy - 5.8%
Helix Energy Solutions Group, Inc.*	12,152	104,873
Bonanza Creek Energy, Inc.*,1	25,615	99,387
Archrock, Inc.	9,297	91,576
Bill Barrett Corp.*	11,348	90,330
Pioneer Energy Services Corp.*	28,713	89,297
Northern Oil and Gas, Inc.*,1	15,433	84,264
Contango Oil & Gas Co.*	6,667	83,871
Geospace Technologies Corp.*	4,951	80,998
Unit Corp.*,1	6,358	80,492
Carrizo Oil & Gas, Inc.*,1	2,171	76,788
Flotek Industries, Inc.*,1	7,785	73,568
Green Plains, Inc.	4,043	73,178
SunCoke Energy, Inc.	9,752	72,457
Bristow Group, Inc.	3,156	72,336
SEACOR Holdings, Inc.*	1,191	69,995
PDC Energy, Inc.*,1	1,093	68,629
TETRA Technologies, Inc.*	9,311	67,039
Tesco Corp.	7,071	66,892
Gulfmark Offshore, Inc. — Class A*,1	9,631	65,298
Atwood Oceanics, Inc.[1]	6,588	63,640
Newpark Resources, Inc.*	13,538	63,222
Cloud Peak Energy, Inc.*,1	28,448	62,870
Basic Energy Services, Inc.*,1	19,536	62,515
Matrix Service Co.*	3,239	61,023
REX American Resources Corp.*,1	1,100	59,807
Synergy Resources Corp.*	7,834	56,561
Exterran Corp.*	3,653	55,891
Era Group, Inc.*	5,786	55,141
FutureFuel Corp.	4,782	53,750
Gulf Island Fabrication, Inc.	7,015	52,683
CARBO Ceramics, Inc.[1]	2,886	42,857
Rex Energy Corp.*,1	40,086	40,487
Stone Energy Corp.*,1	30,261	29,659
Total Energy		2,271,374

Basic Materials - 4.9%
Chemours Co.	9,468	86,348
Kraton Performance Polymers, Inc.*	3,664	83,209
Koppers Holdings, Inc.*	3,253	81,747
Innophos Holdings, Inc.	2,183	80,684
Clearwater Paper Corp.*	1,320	78,856
Stillwater Mining Co.*	6,325	77,165
US Silica Holdings, Inc.	2,944	75,219
Century Aluminum Co.*,1	8,376	73,877
PH Glatfelter Co.	3,176	72,826
Kaiser Aluminum Corp.	762	72,260
AK Steel Holding Corp.*	15,395	72,049
Schweitzer-Mauduit International, Inc.	2,064	70,981
Stepan Co.	1,157	70,913
Hawkins, Inc.[1]	1,802	70,512
Rayonier Advanced Materials, Inc.	6,874	70,459
Materion Corp.	2,367	68,619
Calgon Carbon Corp.	4,182	68,543
HB Fuller Co.	1,527	68,287
Innospec, Inc.	1,401	67,752
Quaker Chemical Corp.	750	66,795
Deltic Timber Corp.	1,068	66,750
Neenah Paper, Inc.	1,018	66,262
American Vanguard Corp.*	3,858	63,850
Intrepid Potash, Inc.*	49,785	63,725
Balchem Corp.	1,022	62,710
A. Schulman, Inc.	2,220	61,916
Aceto Corp.[1]	2,671	59,911
Total Basic Materials		1,922,225

Utilities - 1.8%
California Water Service Group	2,376	66,362
El Paso Electric Co.	1,438	64,854
South Jersey Industries, Inc.	2,297	64,108
Southwest Gas Corp.	972	63,093
Avista Corp.	1,570	62,910
American States Water Co.	1,505	62,743
ALLETE, Inc.	1,106	62,146
Northwest Natural Gas Co.	1,203	62,003
Piedmont Natural Gas Company, Inc.	1,033	61,773
Spire, Inc.	929	59,419
NorthWestern Corp.	1,026	58,318
Total Utilities		687,729

Total Common Stocks
(Cost $35,366,154)		38,942,000

RIGHTS††† - 0.0%
Dyax Corp.[4]	339	—
Total Rights
(Cost $—)		—

36 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	April 30, 2016
GUGGENHEIM S&P SMALLCAP 600® EQUAL WEIGHT ETF

	Shares	Value

SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund Institutional Shares, 0.13%[2]	37,323	$37,323
Total Short Term Investments
(Cost $37,323)		37,323

SECURITIES LENDING COLLATERAL†,3 - 13.7%
BNY Mellon Separately Managed Cash Collateral Account, 0.30%	5,332,110	5,332,110
Total Securities Lending Collateral
(Cost $5,332,110)		5,332,110

Total Investments - 113.6%
(Cost $40,735,587)		$44,311,433
Other Assets & Liabilities, net - (13.6)%		(5,321,231)
Total Net Assets - 100.0%		$38,990,202

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	All or portion of this security is on loan at April 30, 2016 — See Note 5.
[2]	Rate indicated is the 7 day yield as of April 30, 2016.
[3]	Securities lending collateral — See Note 5.
[4]	This security was fair valued by the Valuation Committee at April 30, 2016.
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at April 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$38,942,000	$—	$—	$38,942,000
Rights	—	—	—	—
Securities Lending Collateral	5,332,110	—	—	5,332,110
Short Term Investments	37,323	—	—	37,323
Total	$44,311,433	$—	$—	$44,311,433

For the period ended April 30, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 37

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2016
GUGGENHEIM S&P 500® EQUAL WEIGHT CONSUMER DISCRETIONARY ETF

	Shares	Value

COMMON STOCKS† - 99.8%

Retail - 39.5%
Ulta Salon Cosmetics & Fragrance, Inc.*	6,071	$1,264,468
PVH Corp.	12,372	1,182,762
Lowe’s Companies, Inc.	15,004	1,140,604
Tractor Supply Co.	11,981	1,134,121
Staples, Inc.	110,984	1,132,037
Home Depot, Inc.	8,424	1,127,889
McDonald’s Corp.	8,902	1,126,014
Yum! Brands, Inc.	13,914	1,106,998
CarMax, Inc.*,1	20,854	1,104,219
Coach, Inc.	27,284	1,098,727
Genuine Parts Co.	11,346	1,088,876
TJX Companies, Inc.	14,334	1,086,804
Dollar Tree, Inc.*	13,522	1,077,839
Tiffany & Co.	15,062	1,074,674
AutoNation, Inc.*,1	21,172	1,072,362
Advance Auto Parts, Inc.	6,824	1,065,226
Ross Stores, Inc.	18,669	1,060,026
Starbucks Corp.	18,789	1,056,505
Signet Jewelers Ltd.	9,730	1,056,289
Target Corp.	13,217	1,050,752
O’Reilly Automotive, Inc.*	3,975	1,044,153
Dollar General Corp.	12,729	1,042,632
AutoZone, Inc.*	1,357	1,038,417
Best Buy Company, Inc.	31,714	1,017,385
Foot Locker, Inc.	16,533	1,015,788
Bed Bath & Beyond, Inc.*	21,351	1,008,194
Darden Restaurants, Inc.	16,014	996,872
Urban Outfitters, Inc.*	32,681	990,888
L Brands, Inc.	12,535	981,365
Nordstrom, Inc.[1]	19,155	979,395
Kohl’s Corp.[1]	22,047	976,682
Macy’s, Inc.	24,398	965,917
Chipotle Mexican Grill, Inc. — Class A*	2,131	897,087
The Gap, Inc.[1]	35,866	831,374
Total Retail		35,893,341

Media - 14.7%
Time Warner Cable, Inc.	5,523	1,171,484
Time Warner, Inc.	15,366	1,154,601
Walt Disney Co.	11,048	1,140,816
CBS Corp. — Class B	20,370	1,138,886
Viacom, Inc. — Class B	27,541	1,126,427
Comcast Corp. — Class A	18,291	1,111,361
Cablevision Systems Corp. — Class A	32,900	1,098,531
Scripps Networks Interactive, Inc. — Class A	16,735	1,043,428
TEGNA, Inc.	43,791	1,022,958
News Corp. — Class A	70,940	881,075
Twenty-First Century Fox, Inc. — Class A	28,251	854,875
Discovery Communications, Inc. — Class C*	24,704	661,573
Discovery Communications, Inc. — Class A*,1	14,317	390,997
Twenty-First Century Fox, Inc. — Class B	10,405	313,399
News Corp. — Class B1	20,043	259,757
Total Media		13,370,168

Apparel - 6.9%
Hanesbrands, Inc.	36,793	1,068,101
NIKE, Inc. — Class B	18,010	1,061,509
VF Corp.	16,309	1,028,282
Ralph Lauren Corp. — Class A	10,986	1,024,005
Michael Kors Holdings Ltd.*	18,497	955,555
Under Armour, Inc. — Class A*,1	13,124	576,669
Under Armour, Inc. — Class C*,1	13,124	535,459
Total Apparel		6,249,580

Internet - 6.1%
Amazon.com, Inc.*	1,900	1,253,221
TripAdvisor, Inc.*	16,987	1,097,190
Priceline Group, Inc.*	815	1,095,083
Expedia, Inc.	9,415	1,089,975
Netflix, Inc.*	11,080	997,532
Total Internet		5,533,001

Lodging - 4.9%
Starwood Hotels & Resorts Worldwide, Inc.	15,366	1,258,168
Wynn Resorts Ltd.[1]	12,573	1,110,196
Marriott International, Inc. — Class A1	15,707	1,100,904
Wyndham Worldwide Corp.	14,141	1,003,304
Total Lodging		4,472,572

Auto Parts & Equipment - 4.8%
Johnson Controls, Inc.	28,886	1,195,881
Delphi Automotive plc	15,397	1,133,681
BorgWarner, Inc.	30,108	1,081,479
Goodyear Tire & Rubber Co.	32,761	949,086
Total Auto Parts & Equipment		4,360,127

Leisure Time - 3.7%
Royal Caribbean Cruises Ltd.	14,859	1,150,087
Carnival Corp.	22,585	1,107,794
Harley-Davidson, Inc.	22,115	1,057,760
Total Leisure Time		3,315,641

Home Furnishings - 3.6%
Leggett & Platt, Inc.	23,306	1,148,753
Whirlpool Corp.	6,570	1,144,100
Harman International Industries, Inc.	13,292	1,020,294
Total Home Furnishings		3,313,147

Home Builders - 3.6%
DR Horton, Inc.	36,606	1,100,376
PulteGroup, Inc.	58,809	1,081,498
Lennar Corp. — Class A	23,412	1,060,798
Total Home Builders		3,242,672

38 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	April 30, 2016
GUGGENHEIM S&P 500® EQUAL WEIGHT CONSUMER DISCRETIONARY ETF

	Shares	Value

Advertising - 2.5%
Interpublic Group of Companies, Inc.	50,850	$1,166,499
Omnicom Group, Inc.	13,706	1,137,187
Total Advertising		2,303,686

Auto Manufacturers - 2.4%
Ford Motor Co.	81,421	1,104,069
General Motors Co.	34,616	1,100,789
Total Auto Manufacturers		2,204,858

Toys, Games & Hobbies - 2.4%
Hasbro, Inc.	13,876	1,174,464
Mattel, Inc.	32,751	1,018,229
Total Toys, Games & Hobbies		2,192,693

Housewares - 1.3%
Newell Brands, Inc.	26,289	1,197,201

Electronics - 1.3%
Garmin Ltd.	27,243	1,161,369

Textiles - 1.2%
Mohawk Industries, Inc.*	5,841	1,125,152

Commercial Services - 0.9%
H&R Block, Inc.	38,413	777,479

Total Common Stocks
(Cost $101,695,540)		90,712,687

SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund Institutional Shares, 0.13%[2]	116,049	116,049
Total Short Term Investments
(Cost $116,049)		116,049

SECURITIES LENDING COLLATERAL†,3 - 8.3%
BNY Mellon Separately Managed Cash Collateral Account, 0.30%	7,501,294	7,501,294
Total Securities Lending Collateral
(Cost $7,501,294)		7,501,294

Total Investments - 108.2%
(Cost $109,312,883)		$98,330,030
Other Assets & Liabilities, net - (8.2)%		(7,484,842)
Total Net Assets - 100.0%		$90,845,188

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
[1]	All or portion of this security is on loan at April 30, 2016 — See Note 5.
[2]	Rate indicated is the 7 day yield as of April 30, 2016.
[3]	Securities lending collateral — See Note 5.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at April 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$90,712,687	$—	$—	$90,712,687
Securities Lending Collateral	7,501,294	—	—	7,501,294
Short Term Investments	116,049	—	—	116,049
Total	$98,330,030	$—	$—	$98,330,030

For the period ended April 30, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 39

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2016
GUGGENHEIM S&P 500® EQUAL WEIGHT CONSUMER STAPLES ETF

	Shares	Value

COMMON STOCKS† - 99.8%

Food - 36.8%
Kellogg Co.	259,884	$19,961,691
ConAgra Foods, Inc.	447,533	19,942,070
Kraft Heinz Co.	255,081	19,914,174
Mondelez International, Inc. — Class A	463,391	19,907,277
Sysco Corp.	428,216	19,727,911
General Mills, Inc.	321,468	19,718,847
Hershey Co.	211,705	19,711,853
McCormick & Company, Inc.	208,302	19,534,562
JM Smucker Co.	151,547	19,243,438
Tyson Foods, Inc. — Class A	289,986	19,086,879
Campbell Soup Co.	306,744	18,929,172
Kroger Co.	507,993	17,977,872
Hormel Foods Corp.	450,411	17,363,344
Whole Foods Market, Inc.	594,098	17,276,370
Total Food		268,295,460

Beverages - 22.2%
Constellation Brands, Inc. — Class A	138,168	21,562,498
Monster Beverage Corp.*	146,626	21,146,401
Coca-Cola Enterprises, Inc.	389,845	20,459,066
Molson Coors Brewing Co. — Class B	212,288	20,301,101
PepsiCo, Inc.	193,751	19,948,603
Dr Pepper Snapple Group, Inc.	215,611	19,601,196
Coca-Cola Co.	434,271	19,455,341
Brown-Forman Corp. — Class B	200,523	19,314,375
Total Beverages		161,788,581

Agriculture - 11.0%
Archer-Daniels-Midland Co.	536,309	21,420,181
Philip Morris International, Inc.	203,428	19,960,355
Altria Group, Inc.	316,539	19,850,161
Reynolds American, Inc.	384,278	19,060,189
Total Agriculture		80,290,886

Retail - 10.6%
CVS Health Corp.	195,584	19,656,192
Wal-Mart Stores, Inc.	292,228	19,541,286
Walgreens Boots Alliance, Inc.	241,120	19,115,994
Costco Wholesale Corp.	128,535	19,039,890
Total Retail		77,353,362

Cosmetics & Personal Care - 8.2%
Colgate-Palmolive Co.	287,099	20,361,061
Estee Lauder Companies, Inc. — Class A	210,808	20,210,163
Procter & Gamble Co.	240,102	19,236,972
Total Cosmetics & Personal Care		59,808,196

Household Products & Housewares - 7.9%
Church & Dwight Company, Inc.	215,747	19,999,747
Clorox Co.	155,233	19,439,829
Kimberly-Clark Corp.	147,417	18,455,134
Total Household Products & Housewares		57,894,710

Pharmaceuticals - 3.1%
Mead Johnson Nutrition Co. — Class A	260,365	22,690,810

Total Common Stocks
(Cost $710,853,883)		728,122,005

SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund Institutional Shares, 0.13%[1]	827,737	827,737
Total Short Term Investments
(Cost $827,737)		827,737

Total Investments - 99.9%
(Cost $711,681,620)		$728,949,742
Other Assets & Liabilities, net - 0.1%		708,033
Total Net Assets - 100.0%		$729,657,775

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
[1]	Rate indicated is the 7 day yield as of April 30, 2016.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at April 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$728,122,005	$—	$—	$728,122,005
Short Term Investments	827,737	—	—	827,737
Total	$728,949,742	$—	$—	$728,949,742

For the period ended April 30, 2016, there were no transfers between levels.

40 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2016
GUGGENHEIM S&P 500® EQUAL WEIGHT ENERGY ETF

	Shares	Value

COMMON STOCKS† - 99.8%

Oil & Gas - 74.5%
Southwestern Energy Co.*,1	606,987	$8,151,835
Murphy Oil Corp.	204,802	7,319,624
Chesapeake Energy Corp.*,1	1,033,167	7,097,857
Range Resources Corp.[1]	156,088	6,885,042
Devon Energy Corp.	195,960	6,795,893
Marathon Oil Corp.	435,115	6,130,770
Pioneer Natural Resources Co.	35,433	5,885,421
ConocoPhillips	119,839	5,727,106
Hess Corp.	94,729	5,647,743
Cimarex Energy Co.	51,400	5,596,432
Equities Corp.	79,331	5,561,103
Anadarko Petroleum Corp.	104,899	5,534,471
Newfield Exploration Co.*	152,509	5,528,451
Concho Resources, Inc.*	47,578	5,527,136
Apache Corp.	99,160	5,394,304
EOG Resources, Inc.	64,588	5,336,261
Occidental Petroleum Corp.	69,417	5,320,813
Chevron Corp.	51,341	5,246,023
Noble Energy, Inc.	144,778	5,227,934
Exxon Mobil Corp.	59,079	5,222,584
Cabot Oil & Gas Corp. — Class A	221,123	5,174,278
Diamond Offshore Drilling, Inc.[1]	213,069	5,169,054
Helmerich & Payne, Inc.	76,602	5,064,924
Marathon Petroleum Corp.	128,735	5,030,964
Transocean Ltd.[1]	431,633	4,782,494
Phillips 66	56,183	4,613,186
Valero Energy Corp.	74,283	4,373,040
Tesoro Corp.	54,646	4,354,740
Total Oil & Gas		157,699,483

Pipelines - 12.8%
ONEOK, Inc.	171,525	6,200,629
Williams Companies, Inc.	303,302	5,881,026
Columbia Pipeline Group, Inc.	211,494	5,418,476
Spectra Energy Corp.	160,101	5,006,358
Kinder Morgan, Inc.	260,788	4,631,595
Total Pipelines		27,138,084

Oil & Gas Services - 12.5%
Halliburton Co.	134,435	5,553,510
FMC Technologies, Inc.*	176,320	5,375,997
National Oilwell Varco, Inc.[1]	145,429	5,241,261
Schlumberger Ltd.	64,744	5,201,533
Baker Hughes, Inc.	106,045	5,128,336
Total Oil & Gas Services		26,500,637

Total Common Stocks
(Cost $219,258,629)		211,338,204

SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund Institutional Shares, 0.13%[2]	173,030	173,030
Total Short Term Investments
(Cost $173,030)		173,030

SECURITIES LENDING COLLATERAL†,3 - 15.3%
BNY Mellon Separately Managed Cash Collateral Account, 0.30%	32,416,693	32,416,693
Total Securities Lending Collateral
(Cost $32,416,693)		32,416,693

Total Investments - 115.2%
(Cost $251,848,352)		$243,927,927
Other Assets & Liabilities, net - (15.2)%		(32,254,615)
Total Net Assets - 100.0%		$211,673,312

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
[1]	All or portion of this security is on loan at April 30, 2016 — See Note 5.
[2]	Rate indicated is the 7 day yield as of April 30, 2016.
[3]	Securities lending collateral — See Note 5.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at April 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$211,338,204	$—	$—	$211,338,204
Securities Lending Collateral	32,416,693	—	—	32,416,693
Short Term Investments	173,030	—	—	173,030
Total	$243,927,927	$—	$—	$243,927,927

For the period ended April 30, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 41

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2016
GUGGENHEIM S&P 500® EQUAL WEIGHT FINANCIALS ETF

	Shares	Value

COMMON STOCKS† - 99.8%

REITs - 28.2%
Iron Mountain, Inc.	48,864	$1,785,002
Weyerhaeuser Co.	54,088	1,737,306
SL Green Realty Corp.	16,371	1,720,264
Prologis, Inc.	36,559	1,660,144
American Tower Corp. — Class A	15,777	1,654,692
Boston Properties, Inc.	12,660	1,631,368
Welltower, Inc.	23,342	1,620,402
Vornado Realty Trust	16,886	1,616,497
Ventas, Inc.	25,986	1,614,250
Equinix, Inc.	4,885	1,613,760
HCP, Inc.	47,549	1,608,583
Apartment Investment & Management Co. — Class A	39,557	1,584,654
Crown Castle International Corp.	18,109	1,573,310
Kimco Realty Corp.	55,919	1,572,442
Simon Property Group, Inc.	7,716	1,552,228
Federal Realty Investment Trust	10,200	1,551,216
Realty Income Corp.	26,051	1,542,219
Essex Property Trust, Inc.	6,921	1,525,734
Extra Space Storage, Inc.	17,839	1,515,423
General Growth Properties, Inc.	53,714	1,505,603
AvalonBay Communities, Inc.	8,479	1,499,002
UDR, Inc.	42,652	1,489,408
Public Storage	6,048	1,480,611
Host Hotels & Resorts, Inc.	93,410	1,477,746
Macerich Co.	19,403	1,476,180
Equity Residential	21,308	1,450,436
Total REITs		41,058,480

Banks - 25.1%
Comerica, Inc.	41,303	1,833,854
Regions Financial Corp.	188,522	1,768,336
SunTrust Banks, Inc.	41,995	1,752,871
Zions Bancorporation	62,311	1,714,799
KeyCorp	138,451	1,701,563
Northern Trust Corp.	23,640	1,680,331
Citigroup, Inc.	36,134	1,672,281
State Street Corp.	26,806	1,670,014
Goldman Sachs Group, Inc.	10,091	1,656,034
Bank of New York Mellon Corp.	41,150	1,655,876
JPMorgan Chase & Co.	26,178	1,654,450
M&T Bank Corp.	13,954	1,651,037
Bank of America Corp.	112,648	1,640,155
U.S. Bancorp	38,394	1,639,040
Fifth Third Bancorp	89,277	1,634,662
Citizens Financial Group, Inc.	70,900	1,620,065
Morgan Stanley	59,747	1,616,754
BB&T Corp.	45,092	1,595,355
Huntington Bancshares, Inc.	158,189	1,591,381
Capital One Financial Corp.	21,870	1,583,169
PNC Financial Services Group, Inc.	17,979	1,578,197
Wells Fargo & Co.	31,025	1,550,630
Total Banks		36,460,854

Insurance - 23.2%
Aflac, Inc.	24,946	1,720,525
Assurant, Inc.	20,018	1,692,923
Lincoln National Corp.	38,777	1,684,861
Unum Group	49,035	1,677,487
Marsh & McLennan Companies, Inc.	26,445	1,670,002
Principal Financial Group, Inc.	38,489	1,642,711
Torchmark Corp.	28,337	1,640,429
Prudential Financial, Inc.	21,120	1,639,757
American International Group, Inc.	29,371	1,639,489
Loews Corp.	41,183	1,634,141
Aon plc	15,460	1,625,155
Willis Towers Watson plc	12,878	1,608,462
Berkshire Hathaway, Inc. — Class B*	11,044	1,606,681
MetLife, Inc.	35,105	1,583,236
Cincinnati Financial Corp.	23,572	1,555,988
Allstate Corp.	23,709	1,542,270
Hartford Financial Services Group, Inc.	34,744	1,541,939
Chubb Ltd.	12,952	1,526,523
Progressive Corp.	46,775	1,524,865
Travelers Companies, Inc.	13,669	1,502,223
XL Group plc — Class A	43,391	1,420,187
Total Insurance		33,679,854

Diversified Financial Services - 17.7%
Discover Financial Services	31,586	1,777,344
Navient Corp.	129,776	1,774,037
Affiliated Managers Group, Inc.*	10,109	1,721,764
American Express Co.	26,125	1,709,359
Synchrony Financial*	53,901	1,647,754
BlackRock, Inc. — Class A	4,573	1,629,497
T. Rowe Price Group, Inc.	21,388	1,610,303
Ameriprise Financial, Inc.	16,775	1,608,723
Invesco Ltd.	51,780	1,605,698
Intercontinental Exchange, Inc.	6,582	1,579,878
Charles Schwab Corp.	55,085	1,564,965
E*TRADE Financial Corp.*	61,134	1,539,354
Franklin Resources, Inc.	40,495	1,512,083
CME Group, Inc. — Class A	16,422	1,509,346
Legg Mason, Inc.	46,747	1,501,046
Nasdaq, Inc.	23,544	1,452,900
Total Diversified Financial Services		25,744,051

Commercial Services - 2.3%
S&P Global, Inc.	16,329	1,744,754
Moody’s Corp.	16,438	1,573,445
Total Commercial Services		3,318,199

42 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	April 30, 2016
GUGGENHEIM S&P 500® EQUAL WEIGHT FINANCIALS ETF

	Shares	Value

Holding Companies-Diversified - 1.2%
Leucadia National Corp.	101,796	$1,697,957

Real Estate - 1.1%
CBRE Group, Inc. — Class A*	56,040	1,660,465

Savings & Loans - 1.0%
People’s United Financial, Inc.	97,454	1,510,537

Total Common Stocks
(Cost $153,741,699)		145,130,397

SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund Institutional Shares, 0.13%[1]	175,414	175,414
Total Short Term Investments
(Cost $175,414)		175,414

Total Investments - 99.9%
(Cost $153,917,113)		$145,305,811
Other Assets & Liabilities, net - 0.1%		66,256
Total Net Assets - 100.0%		$145,372,067

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
[1]	Rate indicated is the 7 day yield as of April 30, 2016.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at April 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$145,130,397	$—	$—	$145,130,397
Short Term Investments	175,414	—	—	175,414
Total	$145,305,811	$—	$—	$145,305,811

For the period ended April 30, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 43

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2016
GUGGENHEIM S&P 500® EQUAL WEIGHT HEALTH CARE ETF

	Shares	Value

COMMON STOCKS† - 99.9%

Healthcare-Products - 31.6%
St. Jude Medical, Inc.	160,607	$12,238,253
Boston Scientific Corp.*	501,216	10,986,655
Edwards Lifesciences Corp.*	103,239	10,965,014
Hologic, Inc.*	319,974	10,747,927
Zimmer Biomet Holdings, Inc.	86,489	10,012,832
Baxter International, Inc.	223,492	9,882,816
CR Bard, Inc.	46,375	9,839,384
Intuitive Surgical, Inc.*	15,584	9,761,194
Becton Dickinson and Co.	60,398	9,739,781
Stryker Corp.	86,158	9,392,084
Thermo Fisher Scientific, Inc.	64,518	9,306,722
Varian Medical Systems, Inc.*	114,141	9,265,966
Medtronic plc	116,959	9,257,305
Henry Schein, Inc.*	53,296	8,991,035
Patterson Companies, Inc.	204,032	8,844,787
Abbott Laboratories	224,098	8,717,412
DENTSPLY SIRONA, Inc.	142,494	8,492,642
Total Healthcare-Products		166,441,809

Pharmaceuticals - 28.0%
Zoetis, Inc.	216,069	10,161,726
Bristol-Myers Squibb Co.	139,269	10,052,437
Pfizer, Inc.	296,619	9,702,407
Baxalta, Inc.	229,617	9,632,433
AbbVie, Inc.	156,712	9,559,432
Express Scripts Holding Co.*	128,725	9,490,894
Johnson & Johnson	83,992	9,413,823
Merck & Company, Inc.	170,052	9,325,652
Eli Lilly & Co.	121,189	9,153,405
McKesson Corp.	54,368	9,124,038
AmerisourceBergen Corp. — Class A	101,023	8,597,057
Cardinal Health, Inc.	107,854	8,462,225
Mallinckrodt plc*	131,172	8,200,873
Mylan N.V.*	186,151	7,764,358
Allergan plc*	30,258	6,552,672
Perrigo Company plc	66,518	6,430,295
Endo International plc*	213,368	5,760,936
Total Pharmaceuticals		147,384,663

Healthcare-Services - 19.4%
Universal Health Services, Inc. — Class B	78,197	10,453,375
Laboratory Corporation of America Holdings*	78,333	9,816,692
HCA Holdings, Inc.*	120,705	9,731,237
Quest Diagnostics, Inc.	127,925	9,616,122
UnitedHealth Group, Inc.	72,317	9,522,704
DaVita HealthCare Partners, Inc.*	127,331	9,409,761
Aetna, Inc.	79,727	8,950,950
Anthem, Inc.	63,220	8,899,479
Cigna Corp.	62,556	8,666,508
Humana, Inc.	48,402	8,570,542
Centene Corp.*	133,023	8,242,105
Total Healthcare-Services		101,879,475

Biotechnology - 13.8%
Amgen, Inc.	62,578	9,906,097
Biogen, Inc.*	34,831	9,578,177
Celgene Corp.*	88,823	9,185,186
Alexion Pharmaceuticals, Inc.*	64,957	9,047,211
Regeneron Pharmaceuticals, Inc.*	23,988	9,036,519
Gilead Sciences, Inc.	100,910	8,901,271
Vertex Pharmaceuticals, Inc.*	104,878	8,845,411
Illumina, Inc.*	57,046	7,700,640
Total Biotechnology		72,200,512

Electronics - 5.3%
Agilent Technologies, Inc.	230,612	9,436,643
PerkinElmer, Inc.	185,730	9,364,507
Waters Corp.*	70,046	9,117,187
Total Electronics		27,918,337

Software - 1.8%
Cerner Corp.*	167,505	9,403,731

Total Common Stocks
(Cost $546,793,752)		525,228,527

SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund Institutional Shares, 0.13%[1]	735,197	735,197
Total Short Term Investments
(Cost $735,197)		735,197

Total Investments - 100.0%
(Cost $547,528,949)		$525,963,724
Other Assets & Liabilities, net - 0.0%		55,469
Total Net Assets - 100.0%		$526,019,193

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
[1]	Rate indicated is the 7 day yield as of April 30, 2016.
plc — Public Limited Company

See Sector Classification in Other Information section.

44 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	April 30, 2016
GUGGENHEIM S&P 500® EQUAL WEIGHT HEALTH CARE ETF

The following table summarizes the inputs used to value the Fund’s investments at April 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$525,228,527	$—	$—	$525,228,527
Short Term Investments	735,197	—	—	735,197
Total	$525,963,724	$—	$—	$525,963,724

For the period ended April 30, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 45

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2016
GUGGENHEIM S&P 500® EQUAL WEIGHT INDUSTRIALS ETF

	Shares	Value

COMMON STOCKS† - 100.0%

Transportation - 15.8%
FedEx Corp.	10,839	$1,789,627
Norfolk Southern Corp.	19,806	1,784,718
Ryder System, Inc.	25,485	1,756,426
Kansas City Southern	18,338	1,737,526
Union Pacific Corp.	19,261	1,680,137
CSX Corp.	59,959	1,635,082
United Parcel Service, Inc. — Class B	15,523	1,631,002
Expeditors International of Washington, Inc.	32,561	1,615,351
J.B. Hunt Transport Services, Inc.	19,001	1,574,803
CH Robinson Worldwide, Inc.	21,546	1,529,120
Total Transportation		16,733,792

Miscellaneous Manufacturing - 14.3%
Pentair plc	31,049	1,803,325
Textron, Inc.	46,163	1,785,584
Ingersoll-Rand plc	26,615	1,744,347
Parker-Hannifin Corp.	14,439	1,675,213
Illinois Tool Works, Inc.	15,937	1,665,735
Eaton Corporation plc	26,028	1,646,792
Dover Corp.	24,928	1,637,770
3M Co.	9,668	1,618,230
General Electric Co.	51,582	1,586,147
Total Miscellaneous Manufacturing		15,163,143

Aerospace & Defense - 12.5%
L-3 Communications Holdings, Inc.	13,144	1,728,830
Northrop Grumman Corp.	8,242	1,699,996
Boeing Co.	12,553	1,692,144
United Technologies Corp.	16,173	1,687,976
Lockheed Martin Corp.	7,206	1,674,530
General Dynamics Corp.	11,545	1,622,303
Raytheon Co.	12,757	1,611,847
Rockwell Collins, Inc.	17,437	1,537,769
Total Aerospace & Defense		13,255,395

Commercial Services - 12.2%
United Rentals, Inc.*	26,231	1,755,641
Equifax, Inc.	14,426	1,734,727
Quanta Services, Inc.*	69,367	1,645,384
Nielsen Holdings plc	30,883	1,610,240
Verisk Analytics, Inc. — Class A*	20,512	1,591,321
ADT Corp.	37,798	1,586,760
Cintas Corp.	17,567	1,577,165
Robert Half International, Inc.	36,715	1,406,552
Total Commercial Services		12,907,790

Machinery-Diversified - 9.4%
Cummins, Inc.	15,046	1,760,833
Xylem, Inc.	40,697	1,700,321
Flowserve Corp.	34,641	1,690,827
Rockwell Automation, Inc.	14,680	1,665,740
Deere & Co.[1]	18,863	1,586,567
Roper Technologies, Inc.	9,001	1,584,986
Total Machinery-Diversified		9,989,274

Airlines - 5.2%
Southwest Airlines Co.	36,114	1,611,045
Delta Air Lines, Inc.	32,818	1,367,526
American Airlines Group, Inc.	36,850	1,278,327
United Continental Holdings, Inc.*	26,807	1,228,029
Total Airlines		5,484,927

Electronics - 4.6%
Tyco International plc	43,136	1,661,599
Honeywell International, Inc.	14,351	1,639,889
Allegion plc	24,547	1,606,601
Total Electronics		4,908,089

Environmental Control - 4.2%
Waste Management, Inc.	26,798	1,575,454
Republic Services, Inc. — Class A	33,086	1,557,358
Stericycle, Inc.*	13,487	1,288,818
Total Environmental Control		4,421,630

Hand & Machine Tools - 3.2%
Stanley Black & Decker, Inc.	15,647	1,751,212
Snap-on, Inc.	10,243	1,631,505
Total Hand & Machine Tools		3,382,717

Engineering & Construction - 3.1%
Jacobs Engineering Group, Inc.*	37,481	1,670,903
Fluor Corp.	30,430	1,663,304
Total Engineering & Construction		3,334,207

Distribution & Wholesale - 3.1%
WW Grainger, Inc.	7,201	1,688,778
Fastenal Co.	33,397	1,562,646
Total Distribution & Wholesale		3,251,424

Electrical Components & Equipment - 3.0%
Emerson Electric Co.	30,525	1,667,581
AMETEK, Inc.[1]	32,556	1,565,618
Total Electrical Components & Equipment		3,233,199

Auto Manufacturers - 1.6%
PACCAR, Inc.	29,679	1,748,390

Software - 1.6%
Dun & Bradstreet Corp.	15,647	1,727,585

Healthcare-Products - 1.6%
Danaher Corp.	17,272	1,671,066

Machinery-Construction & Mining - 1.6%
Caterpillar, Inc.	21,497	1,670,747

46 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	April 30, 2016
GUGGENHEIM S&P 500® EQUAL WEIGHT INDUSTRIALS ETF

	Shares	Value

Building Materials - 1.5%
Masco Corp.	53,069	$1,629,749

Office & Business Equipment - 1.5%
Pitney Bowes, Inc.	76,562	1,605,505

Total Common Stocks
(Cost $107,474,663)		106,118,629

SHORT TERM INVESTMENTS† - 0.0%
Federated U.S. Treasury Cash Reserve Fund Institutional Shares, 0.13%[2]	46,913	46,913
Total Short Term Investments
(Cost $46,913)		46,913

SECURITIES LENDING COLLATERAL†,3 - 1.0%
BNY Mellon Separately Managed Cash Collateral Account, 0.30%	1,050,774	1,050,774
Total Securities Lending Collateral
(Cost $1,050,774)		1,050,774

Total Investments - 101.0%
(Cost $108,572,350)		$107,216,316
Other Assets & Liabilities, net - (1.0)%		(1,012,647)
Total Net Assets - 100.0%		$106,203,669

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
[1]	All or portion of this security is on loan at April 30, 2016 — See Note 5.
[2]	Rate indicated is the 7 day yield as of April 30, 2016.
[3]	Securities lending collateral — See Note 5.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at April 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$106,118,629	$—	$—	$106,118,629
Securities Lending Collateral	1,050,774	—	—	1,050,774
Short Term Investments	46,913	—	—	46,913
Total	$107,216,316	$—	$—	$107,216,316

For the period ended April 30, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 47

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2016
GUGGENHEIM S&P 500® EQUAL WEIGHT MATERIALS ETF

	Shares	Value

COMMON STOCKS† - 99.9%

Chemicals - 52.9%
International Flavors & Fragrances, Inc.	25,266	$3,018,529
Ecolab, Inc.	26,128	3,004,197
FMC Corp.	69,216	2,994,285
Eastman Chemical Co.	38,917	2,972,480
Air Products & Chemicals, Inc.	20,363	2,970,759
Praxair, Inc.	25,012	2,937,910
PPG Industries, Inc.	26,462	2,921,140
Dow Chemical Co.	54,900	2,888,289
EI du Pont de Nemours & Co.	43,536	2,869,458
Monsanto Co.	30,554	2,862,299
Sherwin-Williams Co.	9,758	2,803,571
Airgas, Inc.	19,630	2,796,097
Mosaic Co.	96,829	2,710,244
LyondellBasell Industries N.V. — Class A	31,767	2,626,178
CF Industries Holdings, Inc.	77,974	2,578,600
Total Chemicals		42,954,036

Packaging & Containers - 15.2%
Owens-Illinois, Inc.*	188,409	3,478,029
WestRock Co.	75,189	3,146,660
Ball Corp.[1]	40,265	2,874,116
Sealed Air Corp.	59,203	2,803,854
Total Packaging & Containers		12,302,659

Mining - 13.5%
Freeport-McMoRan, Inc.[1]	290,998	4,073,972
Newmont Mining Corp.	104,159	3,642,440
Alcoa, Inc.	291,913	3,260,668
Total Mining		10,977,080

Building Materials - 7.2%
Martin Marietta Materials, Inc.	17,747	3,003,325
Vulcan Materials Co.	26,687	2,872,322
Total Building Materials		5,875,647

Iron & Steel - 3.8%
Nucor Corp.	61,239	3,048,477

Forest Products & Paper - 3.7%
International Paper Co.	69,647	3,013,626

Household Products & Housewares - 3.6%
Avery Dennison Corp.	39,784	2,888,716

Total Common Stocks
(Cost $83,815,804)		81,060,241

SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund Institutional Shares, 0.13%[2]	81,362	81,362
Total Short Term Investments
(Cost $81,362)		81,362

SECURITIES LENDING COLLATERAL†,3 - 3.4%
BNY Mellon Separately Managed Cash Collateral Account, 0.30%	2,772,457	2,772,457
Total Securities Lending Collateral
(Cost $2,772,457)		2,772,457

Total Investments - 103.4%
(Cost $86,669,623)		$83,914,060
Other Assets & Liabilities, net - (3.4)%		(2,767,161)
Total Net Assets - 100.0%		$81,146,899

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
[1]	All or portion of this security is on loan at April 30, 2016 — See Note 5.
[2]	Rate indicated is the 7 day yield as of April 30, 2016.
[3]	Securities lending collateral — See Note 5.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at April 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$81,060,241	$—	$—	$81,060,241
Securities Lending Collateral	2,772,457	—	—	2,772,457
Short Term Investments	81,362	—	—	81,362
Total	$83,914,060	$—	$—	$83,914,060

For the period ended April 30, 2016, there were no transfers between levels.

48 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2016
GUGGENHEIM S&P 500® EQUAL WEIGHT REAL ESTATE ETF

	Shares	Value

COMMON STOCKS† - 99.6%

REITs - 95.8%
Iron Mountain, Inc.	2,955	$107,946
Weyerhaeuser Co.	3,278	105,290
SL Green Realty Corp.	993	104,345
Prologis, Inc.	2,218	100,719
American Tower Corp. — Class A	958	100,475
Boston Properties, Inc.	770	99,222
Welltower, Inc.	1,417	98,368
Vornado Realty Trust	1,025	98,123
Ventas, Inc.	1,575	97,839
Equinix, Inc.	296	97,784
HCP, Inc.	2,885	97,600
Apartment Investment & Management Co. — Class A	2,400	96,144
Crown Castle International Corp.	1,103	95,829
Kimco Realty Corp.	3,390	95,327
Simon Property Group, Inc.	468	94,148
Federal Realty Investment Trust	618	93,985
Realty Income Corp.	1,582	93,654
Essex Property Trust, Inc.	419	92,369
Extra Space Storage, Inc.	1,083	92,001
General Growth Properties, Inc.	3,244	90,929
AvalonBay Communities, Inc.	514	90,870
UDR, Inc.	2,586	90,303
Public Storage	367	89,845
Macerich Co.	1,175	89,394
Host Hotels & Resorts, Inc.	5,628	89,035
Equity Residential	1,292	87,946
Total REITs		2,489,490

Real Estate - 3.8%
CBRE Group, Inc. — Class A*	3,381	100,179

Total Common Stocks
(Cost $2,639,455)		2,589,669

SHORT TERM INVESTMENTS† - 0.4%
Federated U.S. Treasury Cash Reserve Fund Institutional Shares, 0.13%[1]	9,654	9,654
Total Short Term Investments
(Cost $9,654)		9,654

Total Investments - 100.0%
(Cost $2,649,109)		$2,599,323
Other Assets & Liabilities, net - 0.0%		218
Total Net Assets - 100.0%		$2,599,541

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
[1]	Rate indicated is the 7 day yield as of April 30, 2016.
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at April 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$2,589,669	$—	$—	$2,589,669
Short Term Investments	9,654	—	—	9,654
Total	$2,599,323	$—	$—	$2,599,323

For the period ended April 30, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 49

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2016
GUGGENHEIM S&P 500® EQUAL WEIGHT TECHNOLOGY ETF

	Shares	Value

COMMON STOCKS† - 99.9%

Software - 22.6%
Adobe Systems, Inc.*	115,729	$10,903,986
Activision Blizzard, Inc.	315,766	10,884,454
Citrix Systems, Inc.*	130,156	10,651,967
salesforce.com, Inc.*	138,950	10,532,410
Autodesk, Inc.*	175,816	10,517,313
Fidelity National Information Services, Inc.	158,463	10,426,866
Oracle Corp.	255,530	10,185,425
Red Hat, Inc.*	138,621	10,170,623
Intuit, Inc.	99,570	10,045,617
Fiserv, Inc.*	101,417	9,910,469
Paychex, Inc.	187,969	9,796,944
CA, Inc.	325,898	9,666,135
Electronic Arts, Inc.*	154,382	9,548,527
Microsoft Corp.	187,546	9,352,919
Akamai Technologies, Inc.*	177,508	9,051,133
Total Software		151,644,788

Semiconductors - 21.9%
NVIDIA Corp.	308,908	10,975,500
Applied Materials, Inc.	496,782	10,169,127
Texas Instruments, Inc.	177,543	10,127,053
KLA-Tencor Corp.	143,787	10,056,463
Analog Devices, Inc.	177,921	10,020,511
Linear Technology Corp.	225,029	10,009,290
Lam Research Corp.[1]	130,669	9,983,112
Microchip Technology, Inc.[1]	204,749	9,948,754
Broadcom Ltd.	66,880	9,747,760
QUALCOMM, Inc.	190,596	9,628,910
Intel Corp.	313,382	9,489,207
Micron Technology, Inc.*	873,839	9,393,769
Qorvo, Inc.*	204,625	9,214,264
Xilinx, Inc.	213,035	9,177,548
Skyworks Solutions, Inc.	136,770	9,138,971
Total Semiconductors		147,080,239

Computers - 18.3%
Accenture plc — Class A	94,181	10,634,920
HP, Inc.	850,688	10,437,942
CSRA, Inc.	397,963	10,331,119
International Business Machines Corp.	69,910	10,202,665
Cognizant Technology Solutions Corp. — Class A*	174,706	10,197,589
Hewlett Packard Enterprise Co.	609,491	10,154,120
EMC Corp.	379,306	9,903,681
SanDisk Corp.	129,763	9,749,094
Teradata Corp.*	372,354	9,420,556
Apple, Inc.	97,326	9,123,339
NetApp, Inc.	367,811	8,695,052
Western Digital Corp.	199,539	8,154,161
Seagate Technology plc[1]	275,172	5,990,494
Total Computers		122,994,732

Internet - 10.5%
Yahoo!, Inc.*	294,382	10,774,381
Facebook, Inc. — Class A*	90,966	10,695,782
F5 Networks, Inc.*	98,874	10,357,052
eBay, Inc.*	414,361	10,122,839
VeriSign, Inc.*,1	112,768	9,743,155
Symantec Corp.	541,218	9,008,574
Alphabet, Inc. — Class A*	6,693	4,737,841
Alphabet, Inc. — Class C*	6,828	4,731,872
Total Internet		70,171,496

Commercial Services - 7.8%
Total System Services, Inc.	222,212	11,363,922
Western Union Co.	520,829	10,416,580
Global Payments, Inc.	144,091	10,400,488
Automatic Data Processing, Inc.	114,047	10,086,317
PayPal Holdings, Inc.*	252,036	9,874,770
Total Commercial Services		52,142,077

Electronics - 5.8%
TE Connectivity Ltd.	166,659	9,912,876
Amphenol Corp. — Class A	177,194	9,892,741
Corning, Inc.	511,722	9,553,850
FLIR Systems, Inc.	310,351	9,375,704
Total Electronics		38,735,171

Diversified Financial Services - 4.6%
MasterCard, Inc. — Class A	112,360	10,897,797
Visa, Inc. — Class A	138,950	10,732,498
Alliance Data Systems Corp.*	47,033	9,562,279
Total Diversified Financial Services		31,192,574

Telecommunications - 4.4%
Motorola Solutions, Inc.	139,786	10,510,509
Cisco Systems, Inc.	357,250	9,820,803
Juniper Networks, Inc.	379,739	8,885,893
Total Telecommunications		29,217,205

Aerospace & Defense - 1.5%
Harris Corp.	123,761	9,902,118

Office & Business Equipment - 1.3%
Xerox Corp.	923,286	8,863,546

Energy-Alternate Sources - 1.2%
First Solar, Inc.*	141,538	7,903,482

Total Common Stocks
(Cost $704,453,230)		669,847,428

50 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	April 30, 2016
GUGGENHEIM S&P 500® EQUAL WEIGHT TECHNOLOGY ETF

	Shares	Value

SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund Institutional Shares, 0.13%[2]	785,416	$785,416
Total Short Term Investments
(Cost $785,416)		785,416

SECURITIES LENDING COLLATERAL†,3 - 3.7%
BNY Mellon Separately Managed Cash Collateral Account, 0.30%	24,936,384	24,936,384
Total Securities Lending Collateral
(Cost $24,936,384)		24,936,384

Total Investments - 103.7%
(Cost $730,175,030)		$695,569,228
Other Assets & Liabilities, net - (3.7)%		(24,883,125)
Total Net Assets - 100.0%		$670,686,103

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
[1]	All or portion of this security is on loan at April 30, 2016 — See Note 5.
[2]	Rate indicated is the 7 day yield as of April 30, 2016.
[3]	Securities lending collateral — See Note 5.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at April 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$669,847,428	$—	$—	$669,847,428
Securities Lending Collateral	24,936,384	—	—	24,936,384
Short Term Investments	785,416	—	—	785,416
Total	$695,569,228	$—	$—	$695,569,228

For the period ended April 30, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 51

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2016
GUGGENHEIM S&P 500® EQUAL WEIGHT UTILITIES ETF

	Shares	Value

COMMON STOCKS† - 99.8%

Electric - 70.3%
NRG Energy, Inc.	508,572	$7,679,437
Public Service Enterprise Group, Inc.	157,631	7,271,519
PPL Corp.	191,129	7,194,096
AES Corp.	640,491	7,147,880
SCANA Corp.	104,033	7,146,027
Pinnacle West Capital Corp.	98,165	7,131,687
Consolidated Edison, Inc.	95,370	7,114,602
PG&E Corp.	121,905	7,094,871
NextEra Energy, Inc.	60,330	7,093,601
Duke Energy Corp.	89,862	7,079,328
TECO Energy, Inc.	254,745	7,074,269
Exelon Corp.	201,201	7,060,143
DTE Energy Co.	79,182	7,059,867
Southern Co.	140,343	7,031,184
Edison International	99,259	7,018,604
WEC Energy Group, Inc.	120,164	6,994,746
Eversource Energy	123,567	6,974,121
Ameren Corp.	144,911	6,955,728
CMS Energy Corp.	170,473	6,934,842
Xcel Energy, Inc.	173,047	6,927,071
Entergy Corp.	92,039	6,919,492
Dominion Resources, Inc.	96,755	6,915,080
American Electric Power Company, Inc.	108,791	6,908,229
FirstEnergy Corp.	195,734	6,378,971
Total Electric		169,105,395

Telecommunications - 14.5%
Frontier Communications Corp.[1]	1,298,840	7,221,550
AT&T, Inc.	182,160	7,071,451
Level 3 Communications, Inc.*	134,402	7,023,849
CenturyLink, Inc.[1]	219,255	6,785,942
Verizon Communications, Inc.	133,023	6,776,192
Total Telecommunications		34,878,984

Gas - 11.9%
CenterPoint Energy, Inc.	344,563	7,390,876
Sempra Energy	70,252	7,260,544
AGL Resources, Inc.	108,000	7,112,880
NiSource, Inc.	307,290	6,978,556
Total Gas		28,742,856

Water - 3.1%
American Water Works Company, Inc.	102,591	7,464,521

Total Common Stocks
(Cost $233,679,743)		240,191,756

SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund Institutional Shares, 0.13%[2]	221,972	221,972
Total Short Term Investments
(Cost $221,972)		221,972

SECURITIES LENDING COLLATERAL†,3 - 5.4%
BNY Mellon Separately Managed Cash Collateral Account, 0.30%	13,097,670	13,097,670
Total Securities Lending Collateral
(Cost $13,097,670)		13,097,670

Total Investments - 105.3%
(Cost $246,999,385)		$253,511,398
Other Assets & Liabilities, net - (5.3)%		(12,755,407)
Total Net Assets - 100.0%		$240,755,991

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
[1]	All or portion of this security is on loan at April 30, 2016 — See Note 5.
[2]	Rate indicated is the 7 day yield as of April 30, 2016.
[3]	Securities lending collateral — See Note 5.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at April 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$240,191,756	$—	$—	$240,191,756
Securities Lending Collateral	13,097,670	—	—	13,097,670
Short Term Investments	221,972	—	—	221,972
Total	$253,511,398	$—	$—	$253,511,398

For the period ended April 30, 2016, there were no transfers between levels.

52 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)	April 30, 2016

	Guggenheim MSCI Emerging Markets Equal Country Weight ETF	Guggenheim S&P MidCap 400® Equal Weight ETF	Guggenheim S&P SmallCap 600® Equal Weight ETF	Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF
Assets:
Investments, at value* — including $329,256, $8,682,970, $5,174,023 and $7,336,201 of securities loaned, respectively	$11,713,578	$93,572,184	$44,311,433	$98,330,030
Receivables:
Investments sold	—	—	61,888	—
Securities lending	725	4,068	7,296	3,207
Dividends and interest	41,475	40,637	16,230	43,639
Tax reclaims	7,601	—	—	—
Total assets	11,763,379	93,616,889	44,396,847	98,376,876

Liabilities:
Return of securities loaned	342,527	8,900,951	5,332,110	7,501,294
Payable for:
Investments purchased	—	—	62,014	—
Management fees	6,037	27,648	12,521	30,394
Foreign tax withheld	192	—	—	—
Total liabilities	348,756	8,928,599	5,406,645	7,531,688
Commitments and contingent liabilities (Note 8)	—	—	—	—
Net assets	$11,414,623	$84,688,290	$38,990,202	$90,845,188

Net assets consist of:
Paid-in capital	$16,639,313	$84,079,846	$46,152,889	$111,996,877
Undistributed (distributions in excess of) net investment income	88,310	(32,356)	(2,352)	18,210
Accumulated net realized loss on investments and foreign currency	(4,164,054)	(5,175,527)	(10,736,181)	(10,187,046)
Net unrealized appreciation (depreciation) on investments and foreign currency	(1,148,946)	5,816,327	3,575,846	(10,982,853)
Net assets	$11,414,623	$84,688,290	$38,990,202	$90,845,188
Shares outstanding (unlimited shares authorized), no par value	400,000	1,700,000	950,000	1,050,000
Net asset value, offering price and repurchase price per share	$28.54	$49.82	$41.04	$86.52
*Cost of investments	$12,863,031	$87,755,857	$40,735,587	$109,312,883

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 53

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)(continued)	April 30, 2016

	Guggenheim S&P 500® Equal Weight Consumer Staples ETF	Guggenheim S&P 500® Equal Weight Energy ETF	Guggenheim S&P 500® Equal Weight Financials ETF
Assets:
Investments, at value* — including $—, $31,235,838 and $— of securities loaned, respectively	$728,949,742	$243,927,927	$145,305,811
Receivables:
Securities lending	17	34,836	180
Dividends and interest	952,430	191,061	113,070
Total assets	729,902,189	244,153,824	145,419,061

Liabilities:
Return of securities loaned	—	32,416,693	—
Payable for:
Due to custodian	8,449	—	—
Management fees	235,965	63,819	46,994
Total liabilities	244,414	32,480,512	46,994
Commitments and contingent liabilities (Note 8)	—	—	—
Net assets	$729,657,775	$211,673,312	$145,372,067

Net assets consist of:
Paid-in capital	$672,442,641	$276,128,161	$165,362,332
Undistributed (distributions in excess of) net investment income	1,166,895	32,578	(706,874)
Accumulated net realized gain (loss) on investments	38,780,117	(56,567,002)	(10,672,089)
Net unrealized appreciation (depreciation) on investments	17,268,122	(7,920,425)	(8,611,302)
Net assets	$729,657,775	$211,673,312	$145,372,067
Shares outstanding (unlimited shares authorized), no par value	6,050,000	3,800,005	3,400,000
Net asset value, offering price and repurchase price per share	$120.60	$55.70	$42.76
*Cost of investments	$711,681,620	$251,848,352	$153,917,113

54 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)(continued)	April 30, 2016

	Guggenheim S&P 500® Equal Weight Health Care ETF	Guggenheim S&P 500® Equal Weight Industrials ETF	Guggenheim S&P 500® Equal Weight Materials ETF	Guggenheim S&P 500® Equal Weight Real Estate ETF
Assets:
Investments, at value* — including $—, $1,025,104, $2,699,936 and $— of securities loaned, respectively	$525,963,724	$107,216,316	$83,914,060	$2,599,323
Receivables:
Securities lending	5	791	732	1
Dividends and interest	239,779	68,964	27,888	1,078
Total assets	526,203,508	107,286,071	83,942,680	2,600,402

Liabilities:
Return of securities loaned	—	1,050,774	2,772,457	—
Payable for:
Due to custodian	14,533	—	—	—
Management fees	169,782	31,628	23,324	861
Total liabilities	184,315	1,082,402	2,795,781	861
Commitments and contingent liabilities (Note 8)	—	—	—	—
Net assets	$526,019,193	$106,203,669	$81,146,899	$2,599,541

Net assets consist of:
Paid-in capital	$553,233,334	$110,973,281	$88,701,673	$2,578,591
Undistributed (distributions in excess of) net investment income	(61,894)	(28,204)	45,463	(15,871)
Accumulated net realized gain (loss) on investments	(5,587,022)	(3,385,374)	(4,844,674)	86,607
Net unrealized depreciation on investments	(21,565,225)	(1,356,034)	(2,755,563)	(49,786)
Net assets	$526,019,193	$106,203,669	$81,146,899	$2,599,541
Shares outstanding (unlimited shares authorized), no par value	3,550,000	1,200,000	950,000	100,000
Net asset value, offering price and repurchase price per share	$148.17	$88.50	$85.42	$26.00
*Cost of investments	$547,528,949	$108,572,350	$86,669,623	$2,649,109

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 55

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)(concluded)	April 30, 2016

	Guggenheim S&P 500® Equal Weight Technology ETF	Guggenheim S&P 500® Equal Weight Utilities ETF
Assets:
Investments, at value* — including $24,366,279 and $12,735,886 of securities loaned, respectively	$695,569,228	$253,511,398
Cash	—	7,595
Receivables:
Fund shares sold	—	29,263
Securities lending	5,099	815
Dividends and interest	270,361	377,444
Total assets	695,844,688	253,926,515

Liabilities:
Return of securities loaned	24,936,384	13,097,670
Payable for:
Management fees	222,201	72,854
Total liabilities	25,158,585	13,170,524
Commitments and contingent liabilities (Note 8)	—	—
Net assets	$670,686,103	$240,755,991

Net assets consist of:
Paid-in capital	$695,607,089	$238,009,674
Undistributed net investment income	305,134	207,589
Accumulated net realized gain (loss) on investments	9,379,682	(3,973,285)
Net unrealized appreciation (depreciation) on investments	(34,605,802)	6,512,013
Net assets	$670,686,103	$240,755,991
Shares outstanding (unlimited shares authorized), no par value	7,450,000	2,950,000
Net asset value, offering price and repurchase price per share	$90.02	$81.61
*Cost of investments	$730,175,030	$246,999,385

56 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (Unaudited)

For the Six Months Ended April 30, 2016

	Guggenheim MSCI Emerging Markets Equal Country Weight ETF	Guggenheim S&P MidCap 400® Equal Weight ETF	Guggenheim S&P SmallCap 600® Equal Weight ETF	Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF
Investment Income:
Dividends, net of foreign taxes withheld*	$137,671	$992,155	$284,565	$1,234,616
Income from securities lending	798	4,626	7,865	3,329
Interest	3	74	26	83
Total investment income	138,472	996,855	292,456	1,238,028

Expenses:
Management fees	36,130	211,609	78,828	250,669
Trustee fees	136	3,048	2,714	—
Total expenses	36,266	214,657	81,542	250,669
Less:
Expenses waived by Adviser	(2,298)	—	—	—
Net expenses	33,968	—	—	—
Net investment income	104,504	782,198	210,914	987,359

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(426,085)	(12,684,413)	(8,034,264)	(5,210,144)
In-kind redemptions	—	9,763,785	2,545,982	(1,437,752)
Foreign currency transactions	(839)	—	—	—
Net realized loss	(426,924)	(2,920,628)	(5,488,282)	(6,647,896)
Net change in unrealized appreciation (depreciation) on:
Investments	723,177	288,004	4,325,804	(6,028,449)
Foreign currency transactions	544	—	—	—
Net change in unrealized appreciation (depreciation)	723,721	288,004	4,325,804	(6,028,449)
Net realized and unrealized gain (loss)	296,797	(2,632,624)	(1,162,478)	(12,676,345)
Net increase (decrease) in net assets resulting from operations	$401,301	$(1,850,426)	$(951,564)	$(11,688,986)
* Foreign taxes withheld	$17,230	$871	$416	$—

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 57

STATEMENTS OF OPERATIONS (Unaudited)(continued)

For the Six Months Ended April 30, 2016

	Guggenheim S&P 500® Equal Weight Consumer Staples ETF	Guggenheim S&P 500® Equal Weight Energy ETF	Guggenheim S&P 500® Equal Weight Financials ETF
Investment Income:
Dividends	$6,483,951	$1,980,744	$2,239,146
Income from securities lending	17	41,790	180
Interest	783	111	160
Total investment income	6,484,751	2,022,645	2,239,486

Expenses:
Management fees	1,127,308	329,887	341,395
Total expenses	1,127,308	329,887	341,395
Net investment income	5,357,443	1,692,758	1,898,091

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,201,314)	(32,705,050)	(3,360,295)
In-kind redemptions	42,882,664	1,051,908	(1,222,949)
Net realized gain (loss)	41,681,350	(31,653,142)	(4,583,244)
Net change in unrealized appreciation (depreciation) on:
Investments	(4,489,635)	42,419,489	(3,900,989)
Net realized and unrealized gain (loss)	37,191,715	10,766,347	(8,484,233)
Net increase (decrease) in net assets resulting from operations	$42,549,158	$12,459,105	$(6,586,142)

58 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (Unaudited)(continued)

For the Six Months Ended April 30, 2016

	Guggenheim S&P 500® Equal Weight Health Care ETF	Guggenheim S&P 500® Equal Weight Industrials ETF	Guggenheim S&P 500® Equal Weight Materials ETF	Guggenheim S&P 500® Equal Weight Real Estate ETF
Investment Income:
Dividends	$2,559,509	$888,427	$534,812	$41,512
Income from securities lending	5	881	732	1
Interest	189	38	35	5
Total investment income	2,559,703	889,346	535,579	41,518

Expenses:
Management fees	1,036,415	172,239	109,882	5,037
Trustee fees	—	—	—	36
Total expenses	1,036,415	172,239	109,882	5,073
Net investment income	1,523,288	717,107	425,697	36,445

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(10,102,099)	(500,859)	(1,789,491)	(19,211)
In-kind redemptions	5,050,225	185,855	600,100	105,818
Net realized gain (loss)	(5,051,874)	(315,004)	(1,189,391)	86,607
Net change in unrealized appreciation (depreciation) on:
Investments	(4,155,991)	2,290,754	6,128,457	(75,499)
Net realized and unrealized gain (loss)	(9,207,865)	1,975,750	4,939,066	11,108
Net increase (decrease) in net assets resulting from operations	$(7,684,577)	$2,692,857	$5,364,763	$47,553

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 59

STATEMENTS OF OPERATIONS (Unaudited)(concluded)

For the Six Months Ended April 30, 2016

	Guggenheim S&P 500® Equal Weight Technology ETF	Guggenheim S&P 500® Equal Weight Utilities ETF
Investment Income:
Dividends	$9,676,178	$2,991,843
Income from securities lending	5,098	815
Interest	1,024	225
Total investment income	9,682,300	2,992,883

Expenses:
Management fees	1,460,244	313,858
Total expenses	1,460,244	313,858
Net investment income	8,222,056	2,679,025

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(8,200,922)	(2,272,819)
In-kind redemptions	29,391,655	422,902
Net realized gain (loss)	21,190,733	(1,849,917)
Net change in unrealized appreciation (depreciation) on:
Investments	(65,007,747)	18,013,834
Net realized and unrealized gain (loss)	(43,817,014)	16,163,917
Net increase (decrease) in net assets resulting from operations	$(35,594,958)	$18,842,942

60 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

	Guggenheim MSCI Emerging Markets Equal Country Weight ETF
	Period Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income	$104,504	$284,394
Net realized loss on investments and foreign currency	(426,924)	(722,821)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	723,721	(1,886,825)
Net increase (decrease) in net assets resulting from operations	401,301	(2,325,252)

Distributions to shareholders from:
Net investment income	(58,820)	(256,801)

Shareholder transactions:
Proceeds from shares purchased	—	—
Cost of shares redeemed	—	—
Net increase in net assets resulting from share transactions	—	—
Net increase (decrease) in net assets	342,481	(2,582,053)

Net assets:
Beginning of period	11,072,142	13,654,195
End of period	$11,414,623	$11,072,142
Undistributed net investment income at end of period	$88,310	$42,626

Changes in shares outstanding:
Shares sold	—	—
Shares redeemed	—	—
Net increase in shares	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 61

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Guggenheim S&P MidCap 400® Equal Weight ETF		Guggenheim S&P SmallCap 600® Equal Weight ETF
	Period Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Period Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income	$782,198	$1,851,317	$210,914	$527,920
Net realized gain (loss) on investments	(2,920,628)	13,243,115	(5,488,282)	760,661
Net change in unrealized appreciation (depreciation) on investments	288,004	(16,701,610)	4,325,804	(4,796,328)
Net decrease in net assets resulting from operations	(1,850,426)	(1,607,178)	(951,564)	(3,507,747)

Distributions to shareholders from:
Net investment income	(813,698)	(1,988,010)	(208,399)	(544,593)
Return of capital	—	(121,017)	—	(29,410)
Total distributions to shareholders	(813,698)	(2,109,027)	(208,399)	(574,003)

Shareholder transactions:
Proceeds from shares purchased	12,630,442	29,645,531	5,191,072	22,948,358
Cost of shares redeemed	(57,809,617)	(39,522,719)	(8,970,985)	(15,317,007)
Net increase (decrease) in net assets resulting from share transactions	(45,179,175)	(9,877,188)	(3,779,913)	7,631,351
Net increase (decrease) in net assets	(47,843,299)	(13,593,393)	(4,939,876)	3,549,601

Net assets:
Beginning of period	132,531,589	146,124,982	43,930,078	40,380,477
End of period	$84,688,290	$132,531,589	$38,990,202	$43,930,078
Distributions in excess of net investment income at end of period	$(32,356)	$(856)	$(2,352)	$(4,867)

Changes in shares outstanding:
Shares sold	300,000	600,000	150,000	500,000
Shares redeemed	(1,300,000)	(800,000)	(250,000)	(350,000)
Net increase (decrease) in shares	(1,000,000)	(200,000)	(100,000)	150,000

62 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF		Guggenheim S&P 500® Equal Weight Consumer Staples ETF
	Period Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Period Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income	$987,359	$2,188,663	$5,357,443	$5,327,763
Net realized gain (loss) on investments	(6,647,896)	18,331,181	41,681,350	14,431,258
Net change in unrealized appreciation (depreciation) on investments	(6,028,449)	(9,745,175)	(4,489,635)	9,398,344
Net increase (decrease) in net assets resulting from operations	(11,688,986)	10,774,669	42,549,158	29,157,365

Distributions to shareholders from:
Net investment income	(1,136,402)	(2,049,799)	(4,893,740)	(4,938,435)

Shareholder transactions:
Proceeds from shares purchased	4,540,857	185,396,920	457,415,046	405,174,870
Cost of shares redeemed	(76,871,328)	(105,017,902)	(296,285,085)	(84,903,374)
Net increase (decrease) in net assets resulting from share transactions	(72,330,471)	80,379,018	161,129,961	320,271,496
Net increase (decrease) in net assets	(85,155,859)	89,103,888	198,785,379	344,490,426

Net assets:
Beginning of period	176,001,047	86,897,159	530,872,396	186,381,970
End of period	$90,845,188	$176,001,047	$729,657,775	$530,872,396
Undistributed net investment income at end of period	$18,210	$167,253	$1,166,895	$703,192

Changes in shares outstanding:
Shares sold	50,000	2,100,000	3,900,000	3,700,000
Shares redeemed	(950,000)	(1,200,000)	(2,600,000)	(800,000)
Net increase (decrease) in shares	(900,000)	900,000	1,300,000	2,900,000

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 63

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Guggenheim S&P 500® Equal Weight Energy ETF		Guggenheim S&P 500® Equal Weight Financials ETF
	Period Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Period Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,692,758	$3,139,133	$1,898,091	$2,856,761
Net realized gain (loss) on investments	(31,653,142)	(16,888,985)	(4,583,244)	9,158,986
Net change in unrealized appreciation (depreciation) on investments	42,419,489	(30,348,311)	(3,900,989)	(13,121,264)
Net increase (decrease) in net assets resulting from operations	12,459,105	(44,098,163)	(6,586,142)	(1,105,517)

Distributions to shareholders from:
Net investment income	(1,831,076)	(3,174,568)	(2,604,965)	(3,019,133)
Return of capital	—	—	—	(198,204)
Total distributions to shareholders	(1,831,076)	(3,174,568)	(2,604,965)	(3,217,337)

Shareholder transactions:
Proceeds from shares purchased	31,723,357	146,213,054	37,635,937	172,998,339
Cost of shares redeemed	(7,450,722)	(22,474,535)	(66,693,113)	(121,370,788)
Net increase (decrease) in net assets resulting from share transactions	24,272,635	123,738,519	(29,057,176)	51,627,551
Net increase (decrease) in net assets	34,900,664	76,465,788	(38,248,283)	47,304,697

Net assets:
Beginning of period	176,772,648	100,306,860	183,620,350	136,315,653
End of period	$211,673,312	$176,772,648	$145,372,067	$183,620,350
Undistributed (distributions in excess of) net investment income at end of period	$32,578	$170,896	$(706,874)	$—

Changes in shares outstanding:
Shares sold	700,000	2,300,000	850,000	3,900,000
Shares redeemed	(150,000)	(350,000)	(1,650,000)	(2,850,000)
Net increase (decrease) in shares	550,000	1,950,000	(800,000)	1,050,000

64 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Guggenheim S&P 500® Equal Weight Health Care ETF		Guggenheim S&P 500® Equal Weight Industrials ETF
	Period Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Period Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,523,288	$3,104,547	$717,107	$1,589,022
Net realized gain (loss) on investments	(5,051,874)	92,266,709	(315,004)	7,897,507
Net change in unrealized appreciation (depreciation) on investments	(4,155,991)	(71,010,844)	2,290,754	(12,554,131)
Net increase (decrease) in net assets resulting from operations	(7,684,577)	24,360,412	2,692,857	(3,067,602)

Distributions to shareholders from:
Net investment income	(1,585,182)	(2,938,855)	(745,311)	(1,865,867)
Return of capital	—	—	—	(42,175)
Total distributions to shareholders	(1,585,182)	(2,938,855)	(745,311)	(1,908,042)

Shareholder transactions:
Proceeds from shares purchased	88,311,370	640,046,161	43,122,691	54,081,202
Cost of shares redeemed	(122,915,526)	(483,288,596)	(32,697,102)	(78,722,508)
Net increase (decrease) in net assets resulting from share transactions	(34,604,156)	156,757,565	10,425,589	(24,641,306)
Net increase (decrease) in net assets	(43,873,915)	178,179,122	12,373,135	(29,616,950)

Net assets:
Beginning of period	569,893,108	391,713,986	93,830,534	123,447,484
End of period	$526,019,193	$569,893,108	$106,203,669	$93,830,534
Distributions in excess of net investment income at end of period	$(61,894)	$—	$(28,204)	$—

Changes in shares outstanding:
Shares sold	600,000	4,200,000	500,000	600,000
Shares redeemed	(850,000)	(3,250,000)	(400,000)	(900,000)
Net increase (decrease) in shares	(250,000)	950,000	100,000	(300,000)

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 65

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Guggenheim S&P 500® Equal Weight Materials ETF		Guggenheim S&P 500® Equal Weight Real Estate ETF
	Period Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Period Ended April 30, 2016 (Unaudited)	Period ended October 31, 2015[a]
Increase (Decrease) in Net Assets from Operations:
Net investment income	$425,697	$1,097,662	$36,445	$13,371
Net realized gain (loss) on investments	(1,189,391)	2,048,544	86,607	722
Net change in unrealized appreciation (depreciation) on investments	6,128,457	(8,146,411)	(75,499)	25,713
Net increase (decrease) in net assets resulting from operations	5,364,763	(5,000,205)	47,553	39,806

Distributions to shareholders from:
Net investment income	(450,340)	(1,098,723)	(58,095)	(8,313)

Shareholder transactions:
Proceeds from shares purchased	28,095,896	49,421,316	2,603,817	2,531,138
Cost of shares redeemed	(7,845,543)	(61,478,764)	(2,556,365)	—
Net increase (decrease) in net assets resulting from share transactions	20,250,353	(12,057,448)	47,452	2,531,138
Net increase (decrease) in net assets	25,164,776	(18,156,376)	36,910	2,562,631

Net assets:
Beginning of period	55,982,123	74,138,499	2,562,631	—
End of period	$81,146,899	$55,982,123	$2,599,541	$2,562,631
Undistributed (distributions in excess of) net investment income at end of period	$45,463	$70,106	$(15,871)	$5,779

Changes in shares outstanding:
Shares sold	350,000	550,000	100,000	100,000
Shares redeemed	(100,000)	(750,000)	(100,000)	—
Net increase (decrease) in shares	250,000	(200,000)	—	100,000

[a]	Since commencement of operations: August 12, 2015.

66 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Guggenheim S&P 500® Equal Weight Technology ETF		Guggenheim S&P 500® Equal Weight Utilities ETF
	Period Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Period Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income	$8,222,056	$9,912,225	$2,679,025	$5,424,195
Net realized gain (loss) on investments	21,190,733	79,925,421	(1,849,917)	2,693,007
Net change in unrealized appreciation (depreciation) on investments	(65,007,747)	(42,809,730)	18,013,834	(18,243,029)
Net increase (decrease) in net assets resulting from operations	(35,594,958)	47,027,916	18,842,942	(10,125,827)

Distributions to shareholders from:
Net investment income	(7,916,922)	(10,224,817)	(2,491,515)	(5,791,076)
Return of capital	—	(617,780)	—	—
Total distributions to shareholders	(7,916,922)	(10,842,597)	(2,491,515)	(5,791,076)

Shareholder transactions:
Proceeds from shares purchased	248,820,814	470,511,829	114,206,091	198,571,649
Cost of shares redeemed	(275,251,500)	(437,289,257)	(18,059,846)	(196,271,911)
Net increase (decrease) in net assets resulting from share transactions	(26,430,686)	33,222,572	96,146,245	2,299,738
Net increase (decrease) in net assets	(69,942,566)	69,407,891	112,497,672	(13,617,165)

Net assets:
Beginning of period	740,628,669	671,220,778	128,258,319	141,875,484
End of period	$670,686,103	$740,628,669	$240,755,991	$128,258,319
Undistributed net investment income at end of period	$305,134	$—	$207,589	$20,079

Changes in shares outstanding:
Shares sold	2,650,000	5,100,000	1,450,000	2,550,000
Shares redeemed	(3,150,000)	(4,850,000)	(250,000)	(2,650,000)
Net increase (decrease) in shares	(500,000)	250,000	1,200,000	(100,000)

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 67

GUGGENHEIM MSCI EMERGING MARKETS EQUAL COUNTRY WEIGHT ETF

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Period Ended October 31, 2011[a]
Per Share Data:
Net asset value, beginning of period	$27.68	$34.14	$34.43	$33.31	$33.83	$40.21
Income from investment operations:
Net investment income (loss)[b]	0.26	0.71	0.64	0.50	0.55	0.69
Net gain (loss) on investments (realized and unrealized)	0.75	(6.53)	(0.31)	1.06	(0.53)	(6.35)
Total from investment operations	1.01	(5.82)	0.33	1.56	0.02	(5.66)
Less distributions from:
Net investment income	(0.15)	(0.64)	(0.62)	(0.44)	(0.48)	(0.36)
Return of capital	—	—	—	—	(0.06)	(0.36)
Total distributions to shareholders	(0.15)	(0.64)	(0.62)	(0.44)	(0.54)	(0.72)
Net asset value, end of period	$28.54	$27.68	$34.14	$34.43	$33.31	$33.83

Total Return[c]	3.67%	(17.21%)	0.99%	4.76%	0.10%	(14.13%)
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$11,415	$11,072	$13,654	$10,328	$13,325	$16,914
Ratio to average net assets of:
Net investment income (loss)	2.02%[d]	2.26%	1.86%	1.47%	1.66%	1.99%[d]
Total expenses	0.70%[d]	0.70%	0.70%	0.71%	0.72%	0.71%[d]
Net expenses[e]	0.66%[d]	0.64%	0.60%	0.60%	0.61%	0.63%[d]
Portfolio turnover rate[f]	5%	99%	25%	38%	39%	63%

[a]	The Fund commenced operations on December 3, 2010.
[b]	Based on average shares outstanding.
[c]

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[d]	Annualized and excludes expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers.
[f]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

68 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GUGGENHEIM S&P MIDCAP 400® EQUAL WEIGHT ETF

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Period Ended October 31, 2011[a]
Per Share Data:
Net asset value, beginning of period	$49.09	$50.39	$45.24	$33.95	$31.15	$30.21
Income from investment operations:
Net investment income (loss)[b]	0.34	0.62	0.62	0.57	0.46	0.30
Net gain (loss) on investments (realized and unrealized)	0.77	(1.21)	5.48	11.28	2.80	0.85
Total from investment operations	1.11	(0.59)	6.10	11.85	3.26	1.15
Less distributions from:
Net investment income	(0.38)	(0.67)	(0.59)	(0.56)	(0.46)	(0.21)
Capital gains	—	—	(0.36)	—	—	—
Return of capital	—	(0.04)	—	—	—	—
Total distributions to shareholders	(0.38)	(0.71)	(0.95)	(0.56)	(0.46)	(0.21)
Net asset value, end of period	$49.82	$49.09	$50.39	$45.24	$33.95	$31.15

Total Return[c]	2.28%	(1.19%)	13.61%	35.21%	10.52%	3.80%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$84,688	$132,532	$146,125	$76,904	$52,617	$54,508
Ratio to average net assets of:
Net investment income (loss)	1.48%[d]	1.22%	1.27%	1.44%	1.39%	1.06%[d]
Total expenses	0.41%[d]	0.41%	0.41%	0.41%	0.41%	0.41%[d]
Portfolio turnover rate[e]	82%	31%	29%	29%	33%	30%

[a]	The Fund commenced operations on December 3, 2010.
[b]	Based on average shares outstanding.
[c]

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[d]	Annualized.
[e]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 69

GUGGENHEIM S&P SMALLCAP 600® EQUAL WEIGHT ETF

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Period Ended October 31, 2011[a]
Per Share Data:
Net asset value, beginning of period	$41.84	$44.87	$42.89	$31.82	$29.48	$30.19
Income from investment operations:
Net investment income (loss)[b]	0.21	0.49	0.43	0.54	0.34	0.22
Net gain (loss) on investments (realized and unrealized)	(0.80)	(2.97)	1.97	11.12	2.33	(0.75)
Total from investment operations	(0.59)	(2.48)	2.40	11.66	2.67	(0.53)
Less distributions from:
Net investment income	(0.21)	(0.52)	(0.42)	(0.59)	(0.33)	(0.18)
Return of capital	—	(0.03)	—	—	—	—
Total distributions to shareholders	(0.21)	(0.55)	(0.42)	(0.59)	(0.33)	(0.18)
Net asset value, end of period	$41.04	$41.84	$44.87	$42.89	$31.82	$29.48

Total Return[c]	(1.40%)	(5.59%)	5.58%	37.07%	9.08%	(1.78%)
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$38,990	$43,930	$40,380	$25,736	$14,318	$23,584
Ratio to average net assets of:
Net investment income (loss)	1.07%[d]	1.11%	0.96%	1.46%	1.10%	0.79%[d]
Total expenses	0.41%[d]	0.41%	0.42%	0.41%	0.41%	0.41%[d]
Portfolio turnover rate[e]	78%	47%	43%	42%	43%	38%

[a]	The Fund commenced operations on December 3, 2010.
[b]	Based on average shares outstanding.
[c]

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[d]	Annualized.
[e]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

70 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GUGGENHEIM S&P 500® EQUAL WEIGHT CONSUMER DISCRETIONARY ETF

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011
Per Share Data:
Net asset value, beginning of period	$90.26	$82.76	$76.06	$55.09	$47.70	$42.37
Income from investment operations:
Net investment income (loss)[a]	0.67	1.15	0.95	0.79	0.64	0.56
Net gain (loss) on investments (realized and unrealized)	(3.66)	7.39	6.67	21.02	7.46	5.31
Total from investment operations	(2.99)	8.54	7.62	21.81	8.10	5.87
Less distributions from:
Net investment income	(0.75)	(1.04)	(0.92)	(0.84)	(0.71)	(0.54)
Total distributions to shareholders	(0.75)	(1.04)	(0.92)	(0.84)	(0.71)	(0.54)
Net asset value, end of period	$86.52	$90.26	$82.76	$76.06	$55.09	$47.70

Total Return[b]	(3.31%)	10.35%	10.07%	39.91%	17.05%	13.91%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$90,845	$176,001	$86,897	$125,497	$41,314	$21,467
Ratio to average net assets of:
Net investment income (loss)	1.58%[c]	1.29%	1.20%	1.19%	1.22%	1.20%
Total expenses	0.40%[c]	0.40%	0.40%	0.50%	0.50%	0.50%
Portfolio turnover rate[d]	15%	23%	22%	20%	25%	26%

[a]	Based on average shares outstanding.
[b]

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[c]	Annualized.
[d]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 71

GUGGENHEIM S&P 500® EQUAL WEIGHT CONSUMER STAPLES ETF

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011
Per Share Data:
Net asset value, beginning of period	$111.76	$100.75	$88.48	$68.24	$61.01	$55.42
Income from investment operations:
Net investment income (loss)[a]	1.10	2.08	2.04	1.73	1.41	1.31
Net gain (loss) on investments (realized and unrealized)	8.77	10.86	12.03	20.22	7.20	5.49
Total from investment operations	9.87	12.94	14.07	21.95	8.61	6.80
Less distributions from:
Net investment income	(1.03)	(1.93)	(1.80)	(1.71)	(1.38)	(1.21)
Total distributions to shareholders	(1.03)	(1.93)	(1.80)	(1.71)	(1.38)	(1.21)
Net asset value, end of period	$120.60	$111.76	$100.75	$88.48	$68.24	$61.01

Total Return[b]	8.85%	12.95%	16.04%	32.59%	14.19%	12.37%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$729,658	$530,872	$186,382	$84,054	$40,944	$30,507
Ratio to average net assets of:
Net investment income (loss)	1.90%[c]	1.94%	2.18%	2.15%	2.14%	2.20%
Total expenses	0.40%[c]	0.40%	0.40%	0.50%	0.50%	0.50%
Portfolio turnover rate[d]	11%	16%	20%	17%	18%	15%

[a]	Based on average shares outstanding.
[b]

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[c]	Annualized.
[d]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

72 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GUGGENHEIM S&P 500® EQUAL WEIGHT ENERGY ETF

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011
Per Share Data:
Net asset value, beginning of period	$54.39	$77.16	$79.86	$64.01	$64.16	$53.74
Income from investment operations:
Net investment income (loss)[a]	0.49	1.35	1.40	0.78	0.55	0.36
Net gain (loss) on investments (realized and unrealized)	1.35	(22.73)	(2.91)	15.87	(0.19)	10.43
Total from investment operations	1.84	(21.38)	(1.51)	16.65	0.36	10.79
Less distributions from:
Net investment income	(0.53)	(1.39)	(1.19)	(0.80)	(0.51)	(0.37)
Total distributions to shareholders	(0.53)	(1.39)	(1.19)	(0.80)	(0.51)	(0.37)
Net asset value, end of period	$55.70	$54.39	$77.16	$79.86	$64.01	$64.16

Total Return[b]	3.55%	(27.93%)	(2.02%)	26.19%	0.58%	20.09%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$211,673	$176,773	$100,307	$43,924	$32,004	$35,287
Ratio to average net assets of:
Net investment income (loss)	2.05%[c]	2.16%	1.64%	1.09%	0.88%	0.53%
Total expenses	0.40%[c]	0.40%	0.40%	0.50%	0.50%	0.50%
Portfolio turnover rate[d]	24%	34%	25%	17%	30%	23%

[a]	Based on average shares outstanding.
[b]

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[c]	Annualized.
[d]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 73

GUGGENHEIM S&P 500® EQUAL WEIGHT FINANCIALS ETF

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011
Per Share Data:
Net asset value, beginning of period	$43.72	$43.27	$37.64	$28.68	$24.48	$25.40
Income from investment operations:
Net investment income (loss)[a]	0.46	0.72	0.53	0.57	0.39	0.42
Net gain (loss) on investments (realized and unrealized)	(0.79)	0.58	5.76	9.08	4.32	(0.96)
Total from investment operations	(0.33)	1.30	6.29	9.65	4.71	(0.54)
Less distributions from:
Net investment income	(0.63)	(0.80)	(0.66)	(0.58)	(0.42)	(0.38)
Return of capital	—	(0.05)	—	(0.11)	(0.09)	—
Total distributions to shareholders	(0.63)	(0.85)	(0.66)	(0.69)	(0.51)	(0.38)
Net asset value, end of period	$42.76	$43.72	$43.27	$37.64	$28.68	$24.48

Total Return[b]	(0.74%)	3.04%	16.84%	34.05%	19.32%	(2.25%)
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$145,372	$183,620	$136,316	$58,337	$14,339	$17,133
Ratio to average net assets of:
Net investment income (loss)	2.22%[c]	1.64%	1.30%	1.65%	1.48%	1.59%
Total expenses	0.40%[c]	0.40%	0.40%	0.50%	0.50%	0.50%
Portfolio turnover rate[d]	17%	13%	19%	14%	17%	18%

[a]	Based on average shares outstanding.
[b]

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[c]	Annualized.
[d]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

74 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GUGGENHEIM S&P 500® EQUAL WEIGHT HEALTH CARE ETF

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011
Per Share Data:
Net asset value, beginning of period	$149.97	$137.44	$104.50	$76.84	$66.49	$59.74
Income from investment operations:
Net investment income (loss)[a]	0.43	0.75	0.66	0.55	0.47	0.32
Net gain (loss) on investments (realized and unrealized)	(1.78)	12.46	32.89	27.63	11.04	6.73
Total from investment operations	(1.35)	13.21	33.55	28.18	11.51	7.05
Less distributions from:
Net investment income	(0.45)	(0.68)	(0.61)	(0.52)	(1.16)	(0.30)
Total distributions to shareholders	(0.45)	(0.68)	(0.61)	(0.52)	(1.16)	(0.30)
Net asset value, end of period	$148.17	$149.97	$137.44	$104.50	$76.84	$66.49

Total Return[b]	(0.90%)	9.61%	32.20%	36.81%	17.39%	11.80%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$526,019	$569,893	$391,714	$130,627	$38,419	$53,196
Ratio to average net assets of:
Net investment income (loss)	0.59%[c]	0.49%	0.55%	0.60%	0.65%	0.47%
Total expenses	0.40%[c]	0.40%	0.40%	0.50%	0.50%	0.50%
Portfolio turnover rate[d]	15%	22%	23%	24%	15%	19%

[a]	Based on average shares outstanding.
[b]

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[c]	Annualized.
[d]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 75

GUGGENHEIM S&P 500® EQUAL WEIGHT INDUSTRIALS ETF

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011
Per Share Data:
Net asset value, beginning of period	$85.30	$88.18	$76.33	$56.94	$51.50	$49.54
Income from investment operations:
Net investment income (loss)[a]	0.69	1.13	1.22	0.95	1.05	0.83
Net gain (loss) on investments (realized and unrealized)	3.33	(2.69)	11.59	19.41	5.42	2.05
Total from investment operations	4.02	(1.56)	12.81	20.36	6.47	2.88
Less distributions from:
Net investment income	(0.82)	(1.29)	(0.96)	(0.97)	(1.03)	(0.92)
Return of capital	—	(0.03)	—	—	—	—
Total distributions to shareholders	(0.82)	(1.32)	(0.96)	(0.97)	(1.03)	(0.92)
Net asset value, end of period	$88.50	$85.30	$88.18	$76.33	$56.94	$51.50

Total Return[b]	4.76%	(1.78%)	16.85%	36.10%	12.64%	5.80%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$106,204	$93,831	$123,447	$57,251	$17,082	$15,450
Ratio to average net assets of:
Net investment income (loss)	1.67%[c]	1.29%	1.47%	1.41%	1.90%	1.52%
Total expenses	0.40%[c]	0.40%	0.40%	0.50%	0.50%	0.50%
Portfolio turnover rate[d]	8%	22%	15%	24%	18%	15%

[a]	Based on average shares outstanding.
[b]

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[c]	Annualized.
[d]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

76 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GUGGENHEIM S&P 500® EQUAL WEIGHT MATERIALS ETF

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011
Per Share Data:
Net asset value, beginning of period	$79.97	$82.38	$75.49	$60.71	$56.57	$57.32
Income from investment operations:
Net investment income (loss)[a]	0.59	1.23	1.21	1.25	0.92	0.82
Net gain (loss) on investments (realized and unrealized)	5.53	(2.41)	6.85	14.73	4.14	(0.76)
Total from investment operations	6.12	(1.18)	8.06	15.98	5.06	0.06
Less distributions from:
Net investment income	(0.67)	(1.23)	(1.17)	(1.20)	(0.92)	(0.81)
Total distributions to shareholders	(0.67)	(1.23)	(1.17)	(1.20)	(0.92)	(0.81)
Net asset value, end of period	$85.42	$79.97	$82.38	$75.49	$60.71	$56.57

Total Return[b]	7.73%	(1.44%)	10.68%	26.59%	8.99%	0.04%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$81,147	$55,982	$74,138	$49,069	$33,388	$36,771
Ratio to average net assets of:
Net investment income (loss)	1.55%[c]	1.46%	1.48%	1.84%	1.55%	1.33%
Total expenses	0.40%[c]	0.40%	0.40%	0.50%	0.50%	0.50%
Portfolio turnover rate[d]	14%	27%	22%	18%	20%	21%

[a]	Based on average shares outstanding.
[b]

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[c]	Annualized.
[d]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 77

GUGGENHEIM S&P 500® EQUAL WEIGHT REAL ESTATE ETF

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended April 30, 2016 (Unaudited)	Period Ended October 31, 2015[a]
Per Share Data:
Net asset value, beginning of period	$25.63	$25.31
Income from investment operations:
Net investment income (loss)[b]	0.36	0.13
Net gain (loss) on investments (realized and unrealized)	0.40	0.27
Total from investment operations	0.76	0.40
Less distributions from:
Net investment income	(0.39)	(0.08)
Total distributions to shareholders	(0.39)	(0.08)
Net asset value, end of period	$26.00	$25.63

Total Return[c]	2.95%	1.61%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$2,600	$2,563
Ratio to average net assets of:
Net investment income (loss)	2.89%[d]	2.49%[d]
Total expenses	0.40%[d]	0.40%[d]
Portfolio turnover rate[e]	15%	5%

[a]	The Fund commenced operations on August 12, 2015.
[b]	Based on average shares outstanding.
[c]

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[d]	Annualized.
[e]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

78 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GUGGENHEIM S&P 500® EQUAL WEIGHT TECHNOLOGY ETF

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011
Per Share Data:
Net asset value, beginning of period	$93.16	$87.17	$70.98	$51.53	$52.23	$50.72
Income from investment operations:
Net investment income (loss)[a]	1.01	1.09	0.78	0.68	0.41	0.29
Net gain (loss) on investments (realized and unrealized)	(3.19)	6.09	16.15	19.43	(0.75)	1.49
Total from investment operations	(2.18)	7.18	16.93	20.11	(0.34)	1.78
Less distributions from:
Net investment income	(0.96)	(1.12)	(0.74)	(0.66)	(0.36)	(0.27)
Return of capital	—	(0.07)	—	—	—	—
Total distributions to shareholders	(0.96)	(1.19)	(0.74)	(0.66)	(0.36)	(0.27)
Net asset value, end of period	$90.02	$93.16	$87.17	$70.98	$51.53	$52.23

Total Return[b]	(2.37%)	8.30%	23.92%	39.23%	0.71%	3.51%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$670,686	$740,629	$671,221	$273,275	$100,479	$109,685
Ratio to average net assets of:
Net investment income (loss)	2.25%[c]	1.20%	0.97%	1.07%	0.76%	0.54%
Total expenses	0.40%[c]	0.40%	0.40%	0.50%	0.50%	0.50%
Portfolio turnover rate[d]	14%	21%	22%	24%	25%	29%

[a]	Based on average shares outstanding.
[b]

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[c]	Annualized.
[d]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 79

GUGGENHEIM S&P 500® EQUAL WEIGHT UTILITIES ETF

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011
Per Share Data:
Net asset value, beginning of period	$73.29	$76.69	$64.67	$60.52	$54.03	$50.27
Income from investment operations:
Net investment income (loss)[a]	1.29	2.48	2.59	2.36	2.03	1.89
Net gain (loss) on investments (realized and unrealized)	8.24	(2.97)	11.75	4.11	6.45	3.71
Total from investment operations	9.53	(0.49)	14.34	6.47	8.48	5.60
Less distributions from:
Net investment income	(1.21)	(2.91)	(2.32)	(2.32)	(1.99)	(1.84)
Total distributions to shareholders	(1.21)	(2.91)	(2.32)	(2.32)	(1.99)	(1.84)
Net asset value, end of period	$81.61	$73.29	$76.69	$64.67	$60.52	$54.03

Total Return[b]	13.11%	(0.56%)	22.61%	10.95%	15.98%	11.29%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$240,756	$128,258	$141,875	$51,738	$42,364	$32,417
Ratio to average net assets of:
Net investment income (loss)	3.41%[c]	3.30%	3.72%	3.78%	3.60%	3.60%
Total expenses	0.40%[c]	0.40%	0.40%	0.50%	0.50%	0.50%
Portfolio turnover rate[d]	14%	20%	31%	22%	22%	15%

[a]	Based on average shares outstanding.
[b]

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[c]	Annualized.
[d]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

80 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

Rydex ETF Trust (the “Trust”) is registered with the SEC under the Investment Company Act of 1940 (the “1940 Act”), as an open-ended investment company of the series type, and is authorized to issue an unlimited number of no par value shares. Each portfolio represents a separate series of beneficial interest in the Trust (each a “Fund”, and collectively, the “Funds”), each a non-diversified investment company. The Trust was organized as a Delaware statutory trust on November 22, 2002. At April 30, 2016, the Trust consisted of twenty-one funds.

The financial statements herein relate to the following Funds, whose investment objective is to replicate as closely as possible, before fees and expenses, the daily performance of an index representing publicly traded equity securities (the “Underlying Index”) as follows:

Fund	Underlying Index
Guggenheim MSCI Emerging Markets Equal Country Weight ETF	MSCI Emerging Markets Equal Country Weighted Index
Guggenheim S&P MidCap 400® Equal Weight ETF	S&P MidCap 400® Equal Weight Index
Guggenheim S&P SmallCap 600® Equal Weight ETF	S&P SmallCap 600® Equal Weight Index
Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	S&P 500® Equal Weight Index Consumer Discretionary
Guggenheim S&P 500® Equal Weight Consumer Staples ETF	S&P 500® Equal Weight Index Consumer Staples
Guggenheim S&P 500® Equal Weight Energy ETF	S&P 500® Equal Weight Index Energy
Guggenheim S&P 500® Equal Weight Financials ETF	S&P 500® Equal Weight Index Financials
Guggenheim S&P 500® Equal Weight Health Care ETF	S&P 500® Equal Weight Index Health Care
Guggenheim S&P 500® Equal Weight Industrials ETF	S&P 500® Equal Weight Index Industrials
Guggenheim S&P 500® Equal Weight Materials ETF	S&P 500® Equal Weight Index Materials
Guggenheim S&P 500® Equal Weight Real Estate ETF	S&P 500® Equal Weight Real Estate Index
Guggenheim S&P 500® Equal Weight Technology ETF	S&P 500® Equal Weight Index Information Technology
Guggenheim S&P 500® Equal Weight Utilities ETF	S&P 500® Equal Weight Index Telecommunication Services and Utilities

The Funds seek to achieve their objective by investing in common stocks or exchange-traded funds (“ETFs”), where applicable, that comprise the Underlying Index. The Funds use a “replication” strategy to track the Underlying Index. Replication refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index.

The Funds operate as index funds and are not actively managed. Adverse performance of a security in the Funds’ portfolio will ordinarily not result in the elimination of the security from the Funds’ portfolio.

The Funds issue and redeem shares on a continuous basis, at net asset value per share (“NAV”), only in aggregation of 50,000 shares (100,000 shares for the Guggenheim MSCI Emerging Markets Equal Country Weight ETF) called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index.

The Funds invest in various investments which are exposed to risk, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect amounts reported in the financial statements.

Guggenheim Investments (“GI”) provides advisory services and Rydex Fund Services, LLC (“RFS”) provides administrative services to the Trust. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI, RFS and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

A. The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 81

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, the Board has authorized the Valuation Committee and GI to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

The Funds invest in money market mutual funds, which are valued at their NAV. ETFs are valued at the last quoted sales price.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

B. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such ﬂuctuations are included with the net realized and unrealized gain and loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair

82 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

values of assets and liabilities other than investments insecurities at the fiscal period end, resulting from changes in exchange rates.

C. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

D. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

E. The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 0.30% at April 30, 2016.

F. Under the Funds’ organizational documents, their Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Capital

There is a minimum transaction fee per transaction to those persons purchasing or redeeming Creation Units. An additional charge of up to three times the standard transaction fee may be imposed for purchases and redemptions effected outside the National Securities Clearing Corporation usual clearing process or for cash. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV of the Fund on the transaction date. Transaction fees are not charged to or paid by the Funds. The minimum transaction fees are:

Fund	Minimum Transaction Fee
Guggenheim MSCI Emerging Markets Equal Country Weight ETF	$ 6,000
Guggenheim S&P MidCap 400® Equal Weight ETF	2,000
Guggenheim S&P SmallCap 600® Equal Weight ETF	3,000
Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	750
Guggenheim S&P 500® Equal Weight Consumer Staples ETF	500
Guggenheim S&P 500® Equal Weight Energy ETF	500
Guggenheim S&P 500® Equal Weight Financials ETF	750
Guggenheim S&P 500® Equal Weight Health Care ETF	500
Guggenheim S&P 500® Equal Weight Industrials ETF	500
Guggenheim S&P 500® Equal Weight Materials ETF	500
Guggenheim S&P 500® Equal Weight Real Estate ETF	500
Guggenheim S&P 500® Equal Weight Technology ETF	750
Guggenheim S&P 500® Equal Weight Utilities ETF	500

3. Fees and Other Transactions with Affiliates

GI determines the composition of the portfolio of securities that must be delivered in exchange for the issuance of Creation Units and periodically adjusts the composition of the portfolio of the Funds to conform to changes in the composition of the relevant index. For these services, GI receives a management fee at the annual rate shown below as a percentage of the average daily net assets of the Funds.

Fund	Advisory Fee
Guggenheim MSCI Emerging Markets Equal Country Weight ETF	0.70%
Guggenheim S&P MidCap 400® Equal Weight ETF	0.40%
Guggenheim S&P SmallCap 600® Equal Weight ETF	0.40%
Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	0.40%
Guggenheim S&P 500® Equal Weight Consumer Staples ETF	0.40%
Guggenheim S&P 500® Equal Weight Energy ETF	0.40%
Guggenheim S&P 500® Equal Weight Financials ETF	0.40%
Guggenheim S&P 500® Equal Weight Health Care ETF	0.40%
Guggenheim S&P 500® Equal Weight Industrials ETF	0.40%
Guggenheim S&P 500® Equal Weight Materials ETF	0.40%
Guggenheim S&P 500® Equal Weight Real Estate ETF	0.40%
Guggenheim S&P 500® Equal Weight Technology ETF	0.40%
Guggenheim S&P 500® Equal Weight Utilities ETF	0.40%

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

GI pays all expenses of the Funds, including the cost of transfer agency, custody, fund administration, fund accounting, legal, audit and other services, except: interest, taxes, distribution fees or expenses, trustee fees (where applicable) and extraordinary expenses.

Under a Fund Administration Agreement with the Trust, RFS provides various administrative and financial reporting services for the Funds. GI compensates RFS directly for this service.

Under a Fund Accounting Agreement with the Trust, BNYMellon maintains the books and records of the Funds. Under a Custodian Agreement with the Trust, BNYMellon maintains cash, securities and other assets of the Funds in a separate account for the Funds, keeps all necessary accounts and records, and provides other services. BNYMellon is required, upon the order of the Trust, to deliver securities held by the custodian and to make payments for securities purchased by the Trust for the Funds. Pursuant to a Transfer Agency and Service Agreement with the Trust, BNYMellon acts as a transfer agent for the Trust’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. GI compensates BNYMellon directly for the foregoing services.

For the Guggenheim MSCI Emerging Markets Equal Country Weight ETF, GI has contractually agreed to reduce fees and/or reimburse expenses to the extent necessary to keep the Fund’s net operating expenses (excluding interest, taxes, brokerage commissions, dividends on securities sold short, distribution fees and expenses, and extraordinary expenses (“Excluded Expenses”)) plus Acquired Fund Fees and Expense borne indirectly, from exceeding 0.70% of the Fund’s average daily net assets until February 28, 2017. This agreement may be terminated only with the approval of the Fund’s Board. In any event, this undertaking will continue until at least February 28, 2017.

The Funds have adopted a Distribution Plan (the “Plan”) that allows the Funds to pay distribution fees to GFD and other firms that provide distribution services (“Service Providers”). If a Service Provider provides distribution services, the Funds will pay distribution fees to GFD at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. GFD will, in turn, pay the Service Provider out of its fees. No such fee is currently charged to the Funds.

Certain trustees and officers of the Trust are also officers of GI, RFS and GFD.

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1	— quoted prices in active markets for identical securities.

Level 2	— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3	— significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

5. Portfolio Securities Loaned

Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned as determined at the close of business on the preceding business day. The cash collateral received is held in a separately managed account established for each respective Fund and maintained by the lending agent exclusively for the investment of securities lending cash collateral on behalf of each Fund. The separately managed accounts invest in short-term investments valued at amortized cost, which approximates market value. Each Fund receives compensation for lending

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees paid to the lending agent. Such compensation is accrued daily and payable to the Fund monthly. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. These payments from the borrower are not eligible for reduced tax rates as “qualified dividend income” under the Jobs and Growth Tax Reconciliation Act of 2003. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. The securities lending income earned by the Funds are disclosed on the Statements of Operations.

At April 30, 2016, the Funds participated in securities lending as follows:

Fund	Value of Securities Loaned	Cash Collateral
Guggenheim MSCI Emerging Markets Equal Country Weight ETF	$329,256	$342,527
Guggenheim S&P MidCap 400® Equal Weight ETF	8,682,970	8,900,951
Guggenheim S&P SmallCap 600® Equal Weight ETF	5,174,023	5,332,110
Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	7,336,201	7,501,294
Guggenheim S&P 500® Equal Weight Energy ETF	31,235,838	32,416,693
Guggenheim S&P 500® Equal Weight Industrials ETF	1,025,104	1,050,774
Guggenheim S&P 500® Equal Weight Materials ETF	2,699,936	2,772,457
Guggenheim S&P 500® Equal Weight Technology ETF	24,366,279	24,936,384
Guggenheim S&P 500® Equal Weight Utilities ETF	12,735,886	13,097,670

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

6. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

At April 30, 2016, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Guggenheim MSCI Emerging Markets Equal Country Weight ETF	$12,948,823	$832,820	$(2,068,065)	$(1,235,245)
Guggenheim S&P MidCap 400® Equal Weight ETF	87,845,178	9,386,593	(3,659,587)	5,727,006
Guggenheim S&P SmallCap 600® Equal Weight ETF	40,754,848	5,359,632	(1,803,047)	3,556,585
Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	109,729,065	3,357,274	(14,756,309)	(11,399,035)
Guggenheim S&P 500® Equal Weight Consumer Staples ETF	712,511,427	32,212,939	(15,774,624)	16,438,315
Guggenheim S&P 500® Equal Weight Energy ETF	263,066,676	18,951,137	(38,089,886)	(19,138,749)
Guggenheim S&P 500® Equal Weight Financials ETF	154,501,202	4,035,448	(13,230,839)	(9,195,391)
Guggenheim S&P 500® Equal Weight Health Care ETF	551,006,884	27,888,732	(52,931,892)	(25,043,160)
Guggenheim S&P 500® Equal Weight Industrials ETF	108,688,464	6,214,286	(7,686,434)	(1,472,148)
Guggenheim S&P 500® Equal Weight Materials ETF	86,875,404	5,665,455	(8,626,799)	(2,961,344)
Guggenheim S&P 500® Equal Weight Real Estate ETF	2,649,361	58,975	(109,013)	(50,038)
Guggenheim S&P 500® Equal Weight Technology ETF	732,251,728	40,575,162	(77,257,662)	(36,682,500)
Guggenheim S&P 500® Equal Weight Utilities ETF	247,862,269	12,133,506	(6,484,377)	5,649,129

7. Investment Transactions

For the period ended April 30, 2016, the Funds had investments transactions in-kind associated with subscriptions and redemptions as follows:

Fund	Subscriptions	Redemptions
Guggenheim MSCI Emerging Markets Equal Country Weight ETF	$—	$—
Guggenheim S&P MidCap 400® Equal Weight ETF	12,617,180	57,525,971
Guggenheim S&P SmallCap 600® Equal Weight ETF	5,186,188	8,934,512
Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	4,535,708	76,822,718
Guggenheim S&P 500® Equal Weight Consumer Staples ETF	456,602,615	295,617,111
Guggenheim S&P 500® Equal Weight Energy ETF	31,652,403	7,447,372
Guggenheim S&P 500® Equal Weight Financials ETF	37,359,705	66,447,623
Guggenheim S&P 500® Equal Weight Health Care ETF	87,743,963	122,216,900
Guggenheim S&P 500® Equal Weight Industrials ETF	43,101,299	32,585,201
Guggenheim S&P 500® Equal Weight Materials ETF	28,063,102	7,682,907
Guggenheim S&P 500® Equal Weight Real Estate ETF	2,577,485	2,545,596
Guggenheim S&P 500® Equal Weight Technology ETF	247,818,166	274,004,163
Guggenheim S&P 500® Equal Weight Utilities ETF	113,858,983	17,965,658

86 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

For the period ended April 30, 2016, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales
Guggenheim MSCI Emerging Markets Equal Country Weight ETF	$525,034	$699,996
Guggenheim S&P MidCap 400® Equal Weight ETF	87,726,850	87,717,674
Guggenheim S&P SmallCap 600® Equal Weight ETF	31,420,873	31,287,188
Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	19,013,996	19,029,631
Guggenheim S&P 500® Equal Weight Consumer Staples ETF	61,970,893	61,664,094
Guggenheim S&P 500® Equal Weight Energy ETF	41,126,544	41,078,652
Guggenheim S&P 500® Equal Weight Financials ETF	29,066,372	29,215,124
Guggenheim S&P 500® Equal Weight Health Care ETF	79,783,991	79,947,451
Guggenheim S&P 500® Equal Weight Industrials ETF	7,093,642	7,175,896
Guggenheim S&P 500® Equal Weight Materials ETF	7,921,039	8,161,908
Guggenheim S&P 500® Equal Weight Real Estate ETF	405,495	383,020
Guggenheim S&P 500® Equal Weight Technology ETF	101,770,564	101,726,139
Guggenheim S&P 500® Equal Weight Utilities ETF	23,617,747	23,550,973

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period April 30, 2016, the Funds engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:

Fund	Purchases	Sales	Realized Loss
Guggenheim S&P MidCap 400® Equal Weight ETF	$—	$201,608	$(10,411)
Guggenheim S&P 500® Equal Weight Consumer Staples ETF	—	681,684	(11,821)
Guggenheim S&P 500® Equal Weight Financials ETF	267,652	—	—
Guggenheim S&P 500® Equal Weight Real Estate ETF	13,904	—	—
Guggenheim S&P 500® Equal Weight Technology ETF	1,701,452	—	—

8. Legal Proceedings

Tribune Company

Rydex ETF Trust has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership of shares by certain series of the Rydex ETF Trust in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave the Tribune Company insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including Rydex ETF Trust, the proceeds they received in connection with the LBO.

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). Rydex ETF Trust has been named as a defendant in one of the SLCFC actions: Deutsche Bank Trust Co. Americas v. McGurn, No. 11-1510 (S.D.N.Y.). In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order.

On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. The Court has not yet issued a decision on any of these motions.

On March 29, 2016, the U.S. Court of Appeals for the Second Circuit issued its opinion on the appeal of the SLCFC actions. The appeals court affirmed the district court’s dismissal of those lawsuits, but on different grounds than the district court. The appeals court held that while the plaintiffs have standing under the U.S. Bankruptcy Code), their claims were preempted by Section 546(e) of the Bankruptcy Code—the statutory safe harbor for settlement payments.

None of these lawsuits alleges any wrongdoing on the part of Rydex ETF Trust. The following series of Rydex ETF Trust held shares of Tribune and tendered these shares as part of Tribune’s LBO: Guggenheim S&P 500® Equal Weight Consumer Discretionary Fund (the “Fund”). The value of the proceeds received by the foregoing Fund was $249,481. At this stage of the proceedings, Rydex ETF Trust is not able to make a reliable prediction as to the outcome of these lawsuits or the effect, if any, on the Fund’s net asset value.

9. Fund Changes

At a meeting held on October 14, 2015, GI recommended and the Board approved the following changes to the following Funds:

A.

The Underlying Index for the Guggenheim Russell MidCap® Equal Weight ETF (ticker EWRM) will change from the Russell MidCap® Equal Weight Index to the S&P MidCap 400® Equal Weight Index. In connection with the change in the Fund’s Underlying Index, the Board also approved changing the Fund’s name and ticker to Guggenheim S&P MidCap 400® Equal Weight ETF (new ticker EWMC). The changes in index, Fund name and Fund ticker became effective on January 26, 2016.

B.

The Underlying Index for the Guggenheim Russell 2000® Equal Weight ETF (ticker EWRS) will change from the Russell 2000® Equal Weight Index to the S&P SmallCap 600® Equal Weight Index. In connection with the change in the Fund’s Underlying Index, the Board also approved changing the Fund’s name and ticker to Guggenheim S&P SmallCap 600® Equal Weight ETF (new ticker EWSC). The changes in index, Fund name and Fund ticker became effective on January 26, 2016.

88 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 89

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
INTERESTED TRUSTEE
Donald C. Cacciapaglia** (1951)	Trustee from 2012 to present.	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	236

Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

INDEPENDENT TRUSTEES
Corey A. Colehour (1945)	Trustee and Member of the Audit Committee from 2003 to present; Member of the Governance and Nominating Committees from 2005 to present; and Member of the Investment and Performance Committee from 2014 to present.	Retired.	134	None.
J. Kenneth Dalton (1941)	Trustee from 2003 to present; Chairman and Member of the Audit Committee from 2003 to present; Member of the Governance and Nominating Committees from 2005 to present; and Member of the Compliance and Risk Oversight Committee from 2010 to present.	Retired.	134	Epiphany Funds (4) (2009-present).
John O. Demaret (1940)	Vice Chairman of the Board of Trustees from 2014 to present; Trustee and Member of the Audit Committee from 2003 to present; Chairman of the Board from 2006 to 2014; Member of the Compliance and Risk Oversight Committee from 2010 to present; Chairman and Member of the Investment and Performance Committee from 2014 to present; and Member of the Nominating Committee from 2014 to present.	Retired.	134	None.

90 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES - concluded
Werner E. Keller (1940)	Chairman of the Board from 2014 to present; Trustee and Member of the Audit, Governance and Nominating Committees from 2005 to present; Chairman and Member of the Compliance and Risk Oversight Committee from 2010 to present; and Member of the Investment and Performance Committee from 2014 to present.	Current: Founder and President, Keller Partners, LLC (investment research firm) (2005-present).	134	None.
Thomas F. Lydon, Jr. (1960)	Trustee and Member of the Audit, Governance and Nominating Committees from 2005 to present.	Current: President, Global Trends Investments (registered investment adviser) (1996-present).	134	US Global Investors (GROW) (1995-present).
Patrick T. McCarville (1942)	Trustee and Member of the Audit Committee from 2003 to present; Chairman and Member of the Governance and Nominating Committees from 2005 to present.	Retired. Former: Chief Executive Officer, Par Industries, Inc., d/b/a Par Leasing (1977-2010).	134	None.

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS
Donald C. Cacciapaglia (1951)	President (2012-present).

Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present).

Former: Chairman and CEO, Channel Capital Group Inc. (2002-2010).

Michael P. Byrum (1970)	Vice President (1999-present).

Current: Senior Vice President, Security Investors, LLC (2010-present); President and Chief Investment Officer, Rydex Holdings, LLC (2008-present); Director and Chairman, Advisory Research Center, Inc. (2006-present); Manager, Guggenheim Specialized Products, LLC (2005-present).

Former: Vice President, Guggenheim Distributors, LLC (2009); Director (2009-2010) and Secretary (2002-2010), Rydex Fund Services, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors II, LLC.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 91

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS - concluded
Nikolaos Bonos (1963)	Vice President and Treasurer (2003-present).

Current: Senior Vice President, Security Investors, LLC (2010-present); Chief Executive Officer, Guggenheim Specialized Products, LLC (2009-present); Chief Executive Officer & President, Rydex Fund Services, LLC (2009-present); Vice President, Rydex Holdings, LLC (2008-present).

Former: Senior Vice President, Security Global Investors, LLC (2010-2011); and Senior Vice President, Rydex Advisors, LLC and Rydex Advisors II, LLC (2006-2011).

Elisabeth Miller (1968)	Chief Compliance Officer (2012-present).

Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Joseph M. Arruda (1966)	Assistant Treasurer (2006-present).

Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); CFO and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

Paul J. Davio (1972)	Assistant Treasurer (2014-present).

Current: Assistant Treasurer, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2006-present).

Former: Manager, Mutual Fund Administration, Guggenheim Investments (2003-2006).

Amy J. Lee (1961)	Vice President (2009-present) and Secretary (2012-present).

Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

*	All Trustees and Officers may be reached c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.
**	Mr. Cacciapaglia is an “interested” person of the Trust, as that term is defined in the 1940 Act by virtue of his affiliation with the Adviser’s parent company.
***

The “Fund Complex” includes all closed-end and open-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser or servicing agent that is an affiliated person of the Adviser. Information provided is as of the date of this report.

92 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Security Distributors, Inc., Guggenheim Partners Investment Managers, LLC, and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 93

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(concluded)

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

94 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

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4.30.2016

Guggenheim ETFs Semi-Annual Report

XLG	Guggenheim S&P 500® Top 50 ETF
RPV	Guggenheim S&P 500® Pure Value ETF
RPG	Guggenheim S&P 500® Pure Growth ETF
RFV	Guggenheim S&P MidCap 400® Pure Value ETF
RFG	Guggenheim S&P MidCap 400® Pure Growth ETF
RZV	Guggenheim S&P SmallCap 600® Pure Value ETF
RZG	Guggenheim S&P SmallCap 600® Pure Growth ETF

ETF2-SEMI-0416x1016	guggenheiminvestments.com

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
FEES AND EXPENSES	5
PORTFOLIO SUMMARY	7
SCHEDULES OF INVESTMENTS	14
STATEMENTS OF ASSETS AND LIABILITIES	30
STATEMENTS OF OPERATIONS	32
STATEMENTS OF CHANGES IN NET ASSETS	34
FINANCIAL HIGHLIGHTS	38
NOTES TO FINANCIAL STATEMENTS	45
OTHER INFORMATION	52
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	53
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	56

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 1

April 30, 2016

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for a selection of our exchange-traded funds (“ETFs”) for the six-month period ended April 30, 2016.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC, the distributor of the Funds, is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview, which follows this letter.

We are committed to providing investors with innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President
May 31, 2016

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

ETFs may not be suitable for all investors. ● Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than original cost. Most investors will also incur customary brokerage commissions when buying or selling shares of an ETF. ● Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time. ● ETF shares may trade below their net asset value per share (“NAV”). The NAV of shares will fluctuate with changes in the market value of an ETF’s holdings. In addition, there can be no assurance that an active trading market for shares will develop or be maintained. ● Tracking error risk refers to the risk that the Adviser may not be able to cause the ETF’s performance to match or correlate to that of the ETF’s underlying index, either on a daily or aggregate basis. Tracking error risk may cause the ETF’s performance to be less than you expect.

2 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	April 30, 2016

After a very weak start to the year, strong performance in late February through April brought investment markets modestly higher for the full period. Investors returned to higher risk areas of the market. High yield bonds had their best three month returns in more than two years in the first quarter.

Oil prices stabilized and despite disappointment about a lack of near-term coordinated supply cuts, oil remained around $40/barrel on average. We believe we have seen the bottom in oil prices.

Currency issues and growing competitive pressures in China also weighed heavily on the collective investor consciousness.

The economic story in the U.S. continues to be a mix of good and bad. Growth in the U.S. continued at a slow pace. For the first time in two years, first quarter gross domestic product (“GDP”) growth was positive, but disappointed higher market expectations at just 0.5 percent, the weakest pace in two years. Wage growth increased in April after recent disappointing data, and the labor market continued to underwhelm, as the economy inched closer to “full employment.” While a stronger dollar weighed on the U.S. economy earlier in the period, the dollar weakened in the early part of 2016. Also, after several months of disappointing data, retail spending finally started to pick up toward the end of the period. Underlining this soft growth, inflation remained below the Fed’s two percent target.

Outside the U.S., despite the Bank of Japan and the European Central Bank (“ECB”) moving to negative policy rates, deflationary headwinds grew and the euro and yen strengthened -- the exact opposite of what central bankers hoped. The Bank of Japan and the ECB are already executing massive quantitative easing programs, but as their balance sheets expand, assets available to purchase shrink. As options for further quantitative easing diminish, negative rates may become an important component of monetary policy orthodoxy.

More monetary liquidity in these countries eventually spills into our own, which accounts for what we are seeing now. Risk assets are rising in value along with falling Treasury yields. The high correlation between risk-free and risk assets is part of the rising tide of liquidity, which is continuing to push risk assets and safe-haven assets higher.

Guggenheim expects further declines in the unemployment rate as job gains outstrip growth in the labor force. Meanwhile, core and headline inflation should move closer to the Fed’s target by year-end, reflecting Guggenheim’s forecasts for a tighter labor market and a modest rise in oil prices. This should curtail the speed at which the Fed anticipates increasing rates in 2016, which Guggenheim would interpret as a sign that the expansion remains intact. A solid macroeconomic backdrop and a rebalancing oil market should support the credit picture in the second half of 2016, but caution is warranted over the summer as recent asset price rallies may fade in the face of global macro risks.

For the six months ended April 30, 2016, the Standard & Poor’s 500® (“S&P 500”) Index* returned 0.43%. The Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index* returned -3.07%. The return of the MSCI Emerging Markets Index* was -0.14%.

In the bond market, the Barclays U.S. Aggregate Bond Index* posted a 2.82% return for the period, while the Barclays U.S. Corporate High Yield Index* returned 2.37%. The return of the Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.14% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	April 30, 2016

Barclays U.S. Corporate High Yield Index measures the market of U.S. dollar denominated, noninvestment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

4 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

FEES AND EXPENSES (Unaudited)

Shareholder Expense Example

As a shareholder of the Rydex ETF Trust, you incur transaction costs such as creation and redemption fees or brokerage charges, and ongoing costs including advisory fees, trustee fees and, if applicable, distribution fees. All other Trust expenses are paid by the advisor. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example in the table is based on an investment of $1,000 invested on October 31, 2015 and held for the six months ended April 30, 2016.

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 5

FEES AND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value October 31, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Guggenheim S&P 500® Top 50 ETF	0.20%	0.57%	$ 1,000.00	$ 1,005.70	$ 1.00
Guggenheim S&P 500® Pure Value ETF	0.35%	2.17%	1,000.00	1,021.70	1.76
Guggenheim S&P 500® Pure Growth ETF	0.35%	(4.53%)	1,000.00	954.70	1.70
Guggenheim S&P MidCap 400® Pure Value ETF	0.35%	4.58%	1,000.00	1,045.80	1.78
Guggenheim S&P MidCap 400® Pure Growth ETF	0.35%	(5.40%)	1,000.00	946.00	1.69
Guggenheim S&P SmallCap 600® Pure Value ETF	0.35%	4.92%	1,000.00	1,049.20	1.78
Guggenheim S&P SmallCap 600® Pure Growth ETF	0.35%	(6.59%)	1,000.00	934.10	1.68

Table 2. Based on hypothetical 5% return (before expenses)
Guggenheim S&P 500® Top 50 ETF	0.20%	5.00%	1,000.00	1,023.87	1.01
Guggenheim S&P 500® Pure Value ETF	0.35%	5.00%	1,000.00	1,023.12	1.76
Guggenheim S&P 500® Pure Growth ETF	0.35%	5.00%	1,000.00	1,023.12	1.76
Guggenheim S&P MidCap 400® Pure Value ETF	0.35%	5.00%	1,000.00	1,023.12	1.76
Guggenheim S&P MidCap 400® Pure Growth ETF	0.35%	5.00%	1,000.00	1,023.12	1.76
Guggenheim S&P SmallCap 600® Pure Value ETF	0.35%	5.00%	1,000.00	1,023.12	1.76
Guggenheim S&P SmallCap 600® Pure Growth ETF	0.35%	5.00%	1,000.00	1,023.12	1.76

[1]	Annualized.
[2]

Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period October 31, 2015 to April 30, 2016.

6 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

PORTFOLIO SUMMARY (Unaudited)	April 30, 2016

GUGGENHEIM S&P 500® TOP 50 ETF

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings	(% of Total Net Assets)
Apple, Inc.	6.0%
Microsoft Corp.	4.6%
Exxon Mobil Corp.	4.2%
Johnson & Johnson	3.6%
General Electric Co.	3.3%
Berkshire Hathaway, Inc. — Class B	3.2%
Facebook, Inc. — Class A	3.1%
Amazon.com, Inc.	2.9%
AT&T, Inc.	2.8%
JPMorgan Chase & Co.	2.7%
Top Ten Total	36.4%

“Ten Largest Holdings” excludes any temporary cash investments.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 7

PORTFOLIO SUMMARY (Unaudited)	April 30, 2016

GUGGENHEIM S&P 500® PURE VALUE ETF

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings	(% of Total Net Assets)
NRG Energy, Inc.	2.9%
HP, Inc.	2.4%
Newmont Mining Corp.	2.2%
Archer-Daniels-Midland Co.	2.1%
Alcoa, Inc.	2.0%
Exelon Corp.	1.7%
Fluor Corp.	1.6%
National Oilwell Varco, Inc.	1.6%
Leucadia National Corp.	1.6%
Anthem, Inc.	1.5%
Top Ten Total	19.6%

“Ten Largest Holdings” excludes any temporary cash investments.

8 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

PORTFOLIO SUMMARY (Unaudited)	April 30, 2016

GUGGENHEIM S&P 500® PURE GROWTH ETF

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings	(% of Total Net Assets)
Facebook, Inc. — Class A	2.1%
Centene Corp.	1.9%
Constellation Brands, Inc. — Class A	1.9%
Broadcom Ltd.	1.7%
Amazon.com, Inc.	1.5%
Electronic Arts, Inc.	1.5%
salesforce.com, Inc.	1.5%
Ulta Salon Cosmetics & Fragrance, Inc.	1.5%
Expedia, Inc.	1.4%
VeriSign, Inc.	1.4%
Top Ten Total	16.4%

“Ten Largest Holdings” excludes any temporary cash investments.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 9

PORTFOLIO SUMMARY (Unaudited)	April 30, 2016

GUGGENHEIM S&P MIDCAP 400® PURE VALUE ETF

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings	(% of Total Net Assets)
Joy Global, Inc.	3.3%
United States Steel Corp.	2.9%
Talen Energy Corp.	2.6%
Terex Corp.	2.2%
Allegheny Technologies, Inc.	2.1%
Commercial Metals Co.	2.1%
Reliance Steel & Aluminum Co.	2.0%
KB Home	2.0%
Arrow Electronics, Inc.	1.9%
Ingram Micro, Inc. — Class A	1.8%
Top Ten Total	22.9%

“Ten Largest Holdings” excludes any temporary cash investments.

10 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

PORTFOLIO SUMMARY (Unaudited)	April 30, 2016

GUGGENHEIM S&P MIDCAP 400® PURE GROWTH ETF

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings	(% of Total Net Assets)
Skechers U.S.A., Inc. — Class A	2.9%
WebMD Health Corp. — Class A	2.6%
ABIOMED, Inc.	2.3%
Convergys Corp.	2.3%
Alexander & Baldwin, Inc.	2.2%
Post Holdings, Inc.	1.9%
Synaptics, Inc.	1.8%
WisdomTree Investments, Inc.	1.8%
NVR, Inc.	1.8%
Amsurg Corp. — Class A	1.8%
Top Ten Total	21.4%

“Ten Largest Holdings” excludes any temporary cash investments.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 11

PORTFOLIO SUMMARY (Unaudited)	April 30, 2016

GUGGENHEIM S&P SMALLCAP 600® PURE VALUE ETF

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings	(% of Total Net Assets)
Century Aluminum Co.	3.2%
SPX Corp.	1.6%
Rent-A-Center, Inc.	1.4%
Orion Marine Group, Inc.	1.4%
Roadrunner Transportation Systems, Inc.	1.4%
LSB Industries, Inc.	1.4%
Seneca Foods Corp. — Class A	1.4%
Kelly Services, Inc. — Class A	1.4%
TimkenSteel Corp.	1.3%
SkyWest, Inc.	1.3%
Top Ten Total	15.8%

“Ten Largest Holdings” excludes any temporary cash investments.

12 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

PORTFOLIO SUMMARY (Unaudited)	April 30, 2016

GUGGENHEIM S&P SMALLCAP 600® PURE GROWTH ETF

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings	(% of Total Net Assets)
Ligand Pharmaceuticals, Inc. — Class B	2.0%
Supernus Pharmaceuticals, Inc.	1.5%
PGT, Inc.	1.4%
Fabrinet	1.4%
First Midwest Bancorp, Inc.	1.3%
Opus Bank	1.3%
Headwaters, Inc.	1.3%
CoreSite Realty Corp.	1.2%
Meritage Homes Corp.	1.2%
Cirrus Logic, Inc.	1.2%
Top Ten Total	13.8%

“Ten Largest Holdings” excludes any temporary cash investments.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2016
GUGGENHEIM S&P 500® TOP 50 ETF

	Shares	Value

COMMON STOCKS† - 99.8%

Consumer, Non-cyclical - 27.7%
Johnson & Johnson	192,302	$21,553,209
Procter & Gamble Co.	184,860	14,810,983
Pfizer, Inc.	421,500	13,787,266
Coca-Cola Co.	271,554	12,165,619
Merck & Company, Inc.	193,410	10,606,604
Philip Morris International, Inc.	107,975	10,594,507
PepsiCo, Inc.	100,732	10,371,367
UnitedHealth Group, Inc.	66,253	8,724,195
Altria Group, Inc.	136,450	8,556,780
Gilead Sciences, Inc.	95,257	8,402,620
Bristol-Myers Squibb Co.	116,346	8,397,854
Amgen, Inc.	52,414	8,297,136
Medtronic plc	97,996	7,756,383
AbbVie, Inc.	112,289	6,849,629
Allergan plc*	27,506	5,956,699
Celgene Corp.*	54,475	5,633,260
Biogen, Inc.*	15,240	4,190,848
Total Consumer, Non-cyclical		166,654,959

Communications - 21.1%
Facebook, Inc. — Class A*	159,936	18,805,275
Amazon.com, Inc.*	26,907	17,747,588
AT&T, Inc.	428,683	16,641,475
Verizon Communications, Inc.	283,910	14,462,375
Alphabet, Inc. — Class A*	20,390	14,433,673
Alphabet, Inc. — Class C*	20,710	14,352,237
Walt Disney Co.	104,609	10,801,925
Comcast Corp. — Class A	169,555	10,302,162
Cisco Systems, Inc.	350,693	9,640,551
Total Communications		127,187,261

Technology - 16.0%
Apple, Inc.	386,407	36,221,791
Microsoft Corp.	551,207	27,488,693
Intel Corp.	329,220	9,968,782
International Business Machines Corp.	61,607	8,990,926
Oracle Corp.	219,590	8,752,857
QUALCOMM, Inc.	104,180	5,263,174
Total Technology		96,686,223

Financial - 13.5%
Berkshire Hathaway, Inc. — Class B*	130,569	18,995,178
JPMorgan Chase & Co.	255,784	16,165,548
Wells Fargo & Co.	321,959	16,091,511
Bank of America Corp.	719,603	10,477,420
Visa, Inc. — Class A	133,746	10,330,541
Citigroup, Inc.	205,457	9,508,550
Total Financial		81,568,748

Energy - 8.4%
Exxon Mobil Corp.	289,409	25,583,755
Chevron Corp.	131,239	13,410,001
Schlumberger Ltd.	96,899	7,784,866
ConocoPhillips	86,152	4,117,204
Total Energy		50,895,826

Industrial - 7.3%
General Electric Co.	650,259	19,995,464
3M Co.	42,166	7,057,745
Boeing Co.	43,400	5,850,320
United Technologies Corp.	54,211	5,658,002
Union Pacific Corp.	58,987	5,145,436
Total Industrial		43,706,967

Consumer, Cyclical - 5.8%
Home Depot, Inc.	88,360	11,830,519
McDonald’s Corp.	62,834	7,947,873
CVS Health Corp.	76,555	7,693,778
Wal-Mart Stores, Inc.	109,340	7,311,566
Total Consumer, Cyclical		34,783,736

Total Common Stocks
(Cost $540,324,412)		601,483,720

SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund Institutional Shares, 0.13%[1]	781,071	781,071
Total Short Term Investments
(Cost $781,071)		781,071

Total Investments - 99.9%
(Cost $541,105,483)		$602,264,791
Other Assets & Liabilities, net - 0.1%		654,023
Total Net Assets - 100.0%		$602,918,814

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
[1]	Rate indicated is the 7 day yield as of April 30, 2016.
plc — Public Limited Company

See Sector Classification in Other Information section.

14 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	April 30, 2016
GUGGENHEIM S&P 500® TOP 50 ETF

The following table summarizes the inputs used to value the Fund’s investments at April 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$601,483,720	$—	$—	$601,483,720
Short Term Investments	781,071	—	—	781,071
Total	$602,264,791	$—	$—	$602,264,791

For the period ended April 30, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2016
GUGGENHEIM S&P 500® PURE VALUE ETF

	Shares	Value

COMMON STOCKS† - 99.8%

Financial - 24.9%
Prudential Financial, Inc.	146,188	$11,350,037
MetLife, Inc.	242,691	10,945,363
Loews Corp.	263,198	10,443,696
Allstate Corp.	130,269	8,473,998
Hartford Financial Services Group, Inc.	186,799	8,290,140
American International Group, Inc.	142,447	7,951,392
Lincoln National Corp.	181,522	7,887,131
Unum Group	230,340	7,879,931
Regions Financial Corp.	837,601	7,856,697
Capital One Financial Corp.	103,682	7,505,540
Citigroup, Inc.	159,786	7,394,896
Bank of America Corp.	497,481	7,243,323
Navient Corp.	508,254	6,947,832
SunTrust Banks, Inc.	147,975	6,176,477
Zions Bancorporation	210,487	5,792,602
KeyCorp	457,311	5,620,352
Comerica, Inc.	119,142	5,289,905
JPMorgan Chase & Co.	80,829	5,108,393
Goldman Sachs Group, Inc.	30,562	5,015,530
Berkshire Hathaway, Inc. — Class B*	34,331	4,994,474
Travelers Companies, Inc.	43,511	4,781,859
Fifth Third Bancorp	258,139	4,726,525
Chubb Ltd.	39,637	4,671,617
Legg Mason, Inc.	145,100	4,659,161
Aflac, Inc.	67,498	4,655,337
PNC Financial Services Group, Inc.	49,163	4,315,528
People’s United Financial, Inc.[1]	271,688	4,211,164
Principal Financial Group, Inc.	96,222	4,106,755
BB&T Corp.	110,057	3,893,817
Bank of New York Mellon Corp.	67,925	2,733,302
Total Financial		190,922,774

Consumer, Cyclical - 15.6%
Staples, Inc.	1,113,420	11,356,884
Best Buy Company, Inc.	339,712	10,897,961
Wal-Mart Stores, Inc.	160,854	10,756,307
General Motors Co.	324,349	10,314,298
Ford Motor Co.	733,413	9,945,080
Kohl’s Corp.[1]	198,787	8,806,264
AutoNation, Inc.*,1	142,792	7,232,415
Macy’s, Inc.	177,009	7,007,786
PVH Corp.	61,850	5,912,860
Whirlpool Corp.	32,857	5,721,718
Urban Outfitters, Inc.*	185,832	5,634,426
United Continental Holdings, Inc.*	111,482	5,106,990
PulteGroup, Inc.	259,871	4,779,028
Target Corp.	55,602	4,420,359
PACCAR, Inc.	69,208	4,077,043
The Gap, Inc.[1]	125,699	2,913,703
Bed Bath & Beyond, Inc.*	57,864	2,732,338
Johnson Controls, Inc.	64,538	2,671,873
Total Consumer, Cyclical		120,287,333

Utilities - 15.2%
NRG Energy, Inc.	1,488,019	22,469,087
Exelon Corp.	383,328	13,450,980
AES Corp.	1,015,235	11,330,023
FirstEnergy Corp.	238,891	7,785,458
NiSource, Inc.	268,997	6,108,921
Duke Energy Corp.	67,450	5,313,711
Consolidated Edison, Inc.	69,242	5,165,453
Entergy Corp.	60,436	4,543,578
Public Service Enterprise Group, Inc.	97,738	4,508,654
SCANA Corp.	61,150	4,200,394
DTE Energy Co.	46,626	4,157,174
Edison International	56,554	3,998,933
American Electric Power Company, Inc.	62,327	3,957,765
CenterPoint Energy, Inc.	169,230	3,629,984
Ameren Corp.	74,230	3,563,040
Pinnacle West Capital Corp.	46,764	3,397,405
PG&E Corp.	54,111	3,149,260
Eversource Energy	53,642	3,027,554
Xcel Energy, Inc.	73,911	2,958,657
Total Utilities		116,716,031

Energy - 10.8%
National Oilwell Varco, Inc.[1]	340,417	12,268,629
Diamond Offshore Drilling, Inc.[1]	418,053	10,141,966
Valero Energy Corp.	169,705	9,990,533
Chevron Corp.	72,151	7,372,389
Phillips 66	89,152	7,320,271
First Solar, Inc.*	117,451	6,558,464
Transocean Ltd.[1]	583,415	6,464,238
Marathon Petroleum Corp.	154,077	6,021,329
Helmerich & Payne, Inc.	84,837	5,609,422
Hess Corp.	86,886	5,180,143
Marathon Oil Corp.	241,930	3,408,794
Baker Hughes, Inc.	58,230	2,816,003
Total Energy		83,152,181

Consumer, Non-cyclical - 9.5%
Archer-Daniels-Midland Co.	401,938	16,053,403
Anthem, Inc.	82,182	11,568,760
Quanta Services, Inc.*	473,266	11,225,870
Tyson Foods, Inc. — Class A	142,296	9,365,923
Cardinal Health, Inc.	87,325	6,851,519
McKesson Corp.	39,663	6,656,245
Sysco Corp.	94,112	4,335,740
Whole Foods Market, Inc.	127,144	3,697,348
Express Scripts Holding Co.*	42,607	3,141,414
Total Consumer, Non-cyclical		72,896,222

16 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	April 30, 2016
GUGGENHEIM S&P 500® PURE VALUE ETF

	Shares	Value

Industrial - 8.3%
Fluor Corp.	225,539	$12,327,962
Jacobs Engineering Group, Inc.*	256,852	11,450,462
Ryder System, Inc.	135,723	9,354,029
WestRock Co.	180,051	7,535,134
Cummins, Inc.	41,683	4,878,161
Corning, Inc.	253,455	4,732,005
Eaton Corporation plc	70,176	4,440,036
Caterpillar, Inc.	46,930	3,647,400
Textron, Inc.	74,211	2,870,481
Owens-Illinois, Inc.*	151,625	2,798,998
Total Industrial		64,034,668

Basic Materials - 6.8%
Newmont Mining Corp.	473,864	16,571,025
Alcoa, Inc.	1,406,584	15,711,543
Freeport-McMoRan, Inc.[1]	517,030	7,238,420
Nucor Corp.	134,227	6,681,820
Mosaic Co.	217,989	6,101,512
Total Basic Materials		52,304,320

Technology - 3.9%
HP, Inc.	1,481,696	18,180,410
Xerox Corp.	898,386	8,624,506
Western Digital Corp.	84,977	3,472,585
Total Technology		30,277,501

Communications - 3.2%
CenturyLink, Inc.[1]	315,816	9,774,505
Frontier Communications Corp.[1]	1,266,250	7,040,350
News Corp. — Class A	480,963	5,973,561
News Corp. — Class B1	135,869	1,760,862
Total Communications		24,549,278

Diversified - 1.6%
Leucadia National Corp.	734,042	12,243,821

Total Common Stocks
(Cost $787,823,162)		767,384,129

SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund Institutional Shares, 0.13%[2]	1,046,000	1,046,000
Total Short Term Investments
(Cost $1,046,000)		1,046,000

SECURITIES LENDING COLLATERAL†,3 - 6.8%
BNY Mellon Separately Managed Cash Collateral Account, 0.30%	52,015,507	52,015,507
Total Securities Lending Collateral
(Cost $52,015,507)		52,015,507

Total Investments - 106.7%
(Cost $840,884,669)		$820,445,636
Other Assets & Liabilities, net - (6.7)%		(51,536,069)
Total Net Assets - 100.0%		$768,909,567

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
[1]	All or portion of this security is on loan at April 30, 2016 — See Note 5.
[2]	Rate indicated is the 7 day yield as of April 30, 2016.
[3]	Securities lending collateral — See Note 5.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at April 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$767,384,129	$—	$—	$767,384,129
Securities Lending Collateral	52,015,507	—	—	52,015,507
Short Term Investments	1,046,000	—	—	1,046,000
Total	$820,445,636	$—	$—	$820,445,636

For the period ended April 30, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 17

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2016
GUGGENHEIM S&P 500® PURE GROWTH ETF

	Shares	Value

COMMON STOCKS† - 100.0%

Consumer, Non-cyclical - 27.7%
Centene Corp.*	559,029	$34,637,437
Constellation Brands, Inc. — Class A	221,617	34,585,549
Aetna, Inc.	186,196	20,904,225
Total System Services, Inc.	406,101	20,768,005
Edwards Lifesciences Corp.*	193,665	20,569,160
Global Payments, Inc.	280,871	20,273,269
Cigna Corp.	144,923	20,077,632
S&P Global, Inc.	184,943	19,761,160
Gilead Sciences, Inc.	222,387	19,616,758
Mondelez International, Inc. — Class A	455,441	19,565,745
Hologic, Inc.*	563,104	18,914,663
Regeneron Pharmaceuticals, Inc.*	49,931	18,809,507
Equifax, Inc.	152,515	18,339,929
Boston Scientific Corp.*	795,339	17,433,831
AmerisourceBergen Corp. — Class A	190,363	16,199,891
Reynolds American, Inc.	319,234	15,834,006
Monster Beverage Corp.*	107,707	15,533,503
Biogen, Inc.*	54,401	14,959,731
Avery Dennison Corp.	205,287	14,905,889
Celgene Corp.*	137,182	14,185,991
Hormel Foods Corp.	337,043	12,993,008
Verisk Analytics, Inc. — Class A*	162,758	12,626,766
Laboratory Corporation of America Holdings*	95,792	12,004,653
Alexion Pharmaceuticals, Inc.*	79,465	11,067,885
Illumina, Inc.*	74,671	10,079,838
Cintas Corp.	112,220	10,075,112
Moody’s Corp.	103,976	9,952,583
CR Bard, Inc.	40,837	8,664,386
Becton Dickinson and Co.	47,890	7,722,741
Dr Pepper Snapple Group, Inc.	79,871	7,261,073
Allergan plc*	23,690	5,130,306
Total Consumer, Non-cyclical		503,454,232

Consumer, Cyclical - 18.6%
Ulta Salon Cosmetics & Fragrance, Inc.*	128,732	26,812,301
O’Reilly Automotive, Inc.*	94,406	24,798,569
DR Horton, Inc.	792,071	23,809,654
Dollar Tree, Inc.*	257,065	20,490,651
Starbucks Corp.	360,227	20,255,564
AutoZone, Inc.*	24,327	18,615,750
Lennar Corp. — Class A	406,323	18,410,495
Home Depot, Inc.	136,112	18,224,035
Advance Auto Parts, Inc.	97,014	15,143,885
NIKE, Inc. — Class B	249,723	14,718,674
Lowe’s Companies, Inc.	189,037	14,370,593
Signet Jewelers Ltd.	130,618	14,179,890
Tractor Supply Co.	134,788	12,759,032
Mohawk Industries, Inc.*	65,827	12,680,255
Under Armour, Inc. — Class A*,1	278,117	12,220,461
Southwest Airlines Co.	254,471	11,351,951
Under Armour, Inc. — Class C*,1	278,117	11,347,174
Ross Stores, Inc.	192,258	10,916,409
Chipotle Mexican Grill, Inc. — Class A*	20,949	8,818,901
TJX Companies, Inc.	100,432	7,614,754
Hanesbrands, Inc.	243,603	7,071,795
Delphi Automotive plc	94,850	6,983,806
Newell Brands, Inc.	153,293	6,980,963
Total Consumer, Cyclical		338,575,562

Technology - 17.9%
Broadcom Ltd.	210,338	30,656,763
Electronic Arts, Inc.*	441,360	27,298,116
salesforce.com, Inc.*	357,100	27,068,180
Activision Blizzard, Inc.	726,456	25,040,938
Skyworks Solutions, Inc.	317,747	21,231,855
NVIDIA Corp.	572,127	20,327,672
Cognizant Technology Solutions Corp. — Class A*	331,490	19,349,072
Red Hat, Inc.*	263,349	19,321,916
Fiserv, Inc.*	177,825	17,377,059
Lam Research Corp.	224,831	17,177,088
Citrix Systems, Inc.*	185,704	15,198,015
Microchip Technology, Inc.[1]	241,247	11,722,192
Applied Materials, Inc.	560,582	11,475,114
Apple, Inc.	120,212	11,268,673
Qorvo, Inc.*	226,951	10,219,604
Cerner Corp.*	163,417	9,174,230
Akamai Technologies, Inc.*	176,818	9,015,950
Accenture plc — Class A	71,370	8,059,100
Microsoft Corp.	145,397	7,250,948
Paychex, Inc.	135,773	7,076,489
Total Technology		325,308,974

Communications - 13.9%
Facebook, Inc. — Class A*	317,716	37,357,047
Amazon.com, Inc.*	41,843	27,599,224
Expedia, Inc.	225,713	26,130,794
VeriSign, Inc.*,1	294,889	25,478,410
Netflix, Inc.*	217,882	19,615,916
Priceline Group, Inc.*	13,202	17,738,999
TripAdvisor, Inc.*	257,762	16,648,848
eBay, Inc.*	528,160	12,902,949
Time Warner Cable, Inc.	54,358	11,529,875
Cablevision Systems Corp. — Class A	336,135	11,223,548
Walt Disney Co.	106,060	10,951,756
Alphabet, Inc. — Class A*	13,327	9,433,917
Alphabet, Inc. — Class C*	13,596	9,422,164
Juniper Networks, Inc.	369,182	8,638,859
Discovery Communications, Inc. — Class C*	216,257	5,791,362
Discovery Communications, Inc. — Class A*,1	125,283	3,421,479
Total Communications		253,885,147

18 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	April 30, 2016
GUGGENHEIM S&P 500® PURE GROWTH ETF

	Shares	Value

Financial - 13.1%
XL Group plc — Class A	648,448	$21,223,703
Extra Space Storage, Inc.	245,818	20,882,239
Equity Residential	263,644	17,946,247
Visa, Inc. — Class A	216,825	16,747,563
Prologis, Inc.	333,755	15,155,815
Intercontinental Exchange, Inc.	60,881	14,613,266
CBRE Group, Inc. — Class A*	468,137	13,870,899
Kimco Realty Corp.	476,988	13,412,903
Public Storage	52,968	12,967,096
Equinix, Inc.	38,358	12,671,566
MasterCard, Inc. — Class A	129,854	12,594,539
E*TRADE Financial Corp.*	480,951	12,110,346
UDR, Inc.	314,300	10,975,356
AvalonBay Communities, Inc.	56,402	9,971,310
American Tower Corp. — Class A	92,180	9,667,838
Crown Castle International Corp.	104,609	9,088,430
Charles Schwab Corp.	311,691	8,855,141
Alliance Data Systems Corp.*	25,189	5,121,176
Total Financial		237,875,433

Industrial - 7.4%
PerkinElmer, Inc.	429,307	21,645,659
Vulcan Materials Co.	189,923	20,441,413
Masco Corp.	617,538	18,964,592
Martin Marietta Materials, Inc.	95,045	16,084,465
Northrop Grumman Corp.	67,913	14,007,735
Stanley Black & Decker, Inc.	93,366	10,449,523
Snap-on, Inc.	56,830	9,051,882
Amphenol Corp. — Class A	157,748	8,807,071
Roper Technologies, Inc.	45,555	8,021,780
Boeing Co.	50,436	6,798,773
Total Industrial		134,272,893

Energy - 0.9%
Pioneer Natural Resources Co.	93,695	15,562,740

Basic Materials - 0.5%
Sherwin-Williams Co.	32,353	9,295,340

Total Common Stocks
(Cost $1,701,838,411)		1,818,230,321

SHORT TERM INVESTMENTS† - 0.0%
Federated U.S. Treasury Cash Reserve Fund Institutional Shares, 0.13%[2]	826,471	826,471
Total Short Term Investments
(Cost $826,471)		826,471

SECURITIES LENDING COLLATERAL†,3 - 2.7%
BNY Mellon Separately Managed Cash Collateral Account, 0.30%	49,238,062	49,238,062
Total Securities Lending Collateral
(Cost $49,238,062)		49,238,062

Total Investments - 102.7%
(Cost $1,751,902,944)		$1,868,294,854
Other Assets & Liabilities, net - (2.7)%		(49,073,218)
Total Net Assets - 100.0%		$1,819,221,636

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
[1]	All or portion of this security is on loan at April 30, 2016 — See Note 5.
[2]	Rate indicated is the 7 day yield as of April 30, 2016.
[3]	Securities lending collateral — See Note 5.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at April 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$1,818,230,321	$—	$—	$1,818,230,321
Securities Lending Collateral	49,238,062	—	—	49,238,062
Short Term Investments	826,471	—	—	826,471
Total	$1,868,294,854	$—	$—	$1,868,294,854

For the period ended April 30, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 19

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2016
GUGGENHEIM S&P MIDCAP 400® PURE VALUE ETF

	Shares	Value

COMMON STOCKS† - 99.9%

Industrial - 22.3%
Joy Global, Inc.[1]	190,005	$4,047,108
Terex Corp.	109,683	2,620,327
Arrow Electronics, Inc.*	36,434	2,262,552
Tech Data Corp.*	31,387	2,155,973
Triumph Group, Inc.	55,838	2,020,219
Avnet, Inc.	45,431	1,868,123
AECOM*	47,300	1,536,777
KLX, Inc.*	44,853	1,512,443
Greif, Inc. — Class A	39,146	1,358,366
Vishay Intertechnology, Inc.	107,055	1,301,789
AGCO Corp.	23,062	1,233,125
Oshkosh Corp.	24,847	1,213,776
Trinity Industries, Inc.	56,136	1,095,213
Jabil Circuit, Inc.	59,641	1,035,368
Regal Beloit Corp.	10,189	656,375
Granite Construction, Inc.	13,321	593,983
GATX Corp.[1]	11,812	542,643
Total Industrial		27,054,160

Consumer, Cyclical - 16.0%
KB Home	176,737	2,398,321
Ingram Micro, Inc. — Class A	62,557	2,186,367
World Fuel Services Corp.	41,544	1,941,351
GameStop Corp. — Class A1	54,778	1,796,718
CST Brands, Inc.	34,276	1,294,605
Fossil Group, Inc.*,1	29,883	1,210,262
Abercrombie & Fitch Co. — Class A1	43,741	1,169,197
Office Depot, Inc.*	186,155	1,094,591
Big Lots, Inc.[1]	21,709	995,575
Dana Holding Corp.	75,767	979,667
Ascena Retail Group, Inc.*	106,078	934,547
Dick’s Sporting Goods, Inc.	17,168	795,566
J.C. Penney Company, Inc.*,1	78,207	725,761
Deckers Outdoor Corp.*,1	11,787	681,406
Guess?, Inc.[1]	37,120	681,152
Cabela’s, Inc.*	11,303	589,451
Total Consumer, Cyclical		19,474,537

Financial - 14.8%
Reinsurance Group of America, Inc. — Class A	19,082	1,816,987
CNO Financial Group, Inc.	64,879	1,191,827
Hanover Insurance Group, Inc.	13,678	1,173,024
Aspen Insurance Holdings Ltd.	24,939	1,155,923
Endurance Specialty Holdings Ltd.	17,427	1,114,979
Everest Re Group Ltd.	5,115	945,764
Genworth Financial, Inc. — Class A*	270,975	929,444
Hancock Holding Co.[1]	34,931	907,158
Kemper Corp.	28,033	867,902
Alleghany Corp.*	1,656	863,240
Senior Housing Properties Trust	47,660	837,863
WR Berkley Corp.	12,753	714,168
First Niagara Financial Group, Inc.	66,310	700,234
First American Financial Corp.	19,179	690,828
Umpqua Holdings Corp.	36,493	577,684
Associated Banc-Corp.	31,089	567,064
FirstMerit Corp.	25,440	563,750
Trustmark Corp.	22,639	554,882
Prosperity Bancshares, Inc.	10,005	527,964
Stifel Financial Corp.*	14,182	466,730
TCF Financial Corp.	29,732	405,544
International Bancshares Corp.	15,362	402,331
Total Financial		17,975,290

Basic Materials - 13.8%
United States Steel Corp.	185,995	3,554,365
Allegheny Technologies, Inc.[1]	159,285	2,602,717
Commercial Metals Co.[1]	140,259	2,513,441
Reliance Steel & Aluminum Co.	32,779	2,424,663
Domtar Corp.	47,292	1,827,363
Steel Dynamics, Inc.	69,639	1,755,599
Carpenter Technology Corp.	20,079	710,997
Olin Corp.	30,693	668,800
Worthington Industries, Inc.	16,667	629,179
Total Basic Materials		16,687,124

Consumer, Non-cyclical - 11.9%
Community Health Systems, Inc.*	97,122	1,853,087
United Natural Foods, Inc.*	44,352	1,582,036
Aaron’s, Inc.	59,237	1,552,602
Owens & Minor, Inc.	34,571	1,258,039
ManpowerGroup, Inc.	15,779	1,215,456
Tenet Healthcare Corp.*,1	36,546	1,158,142
RR Donnelley & Sons Co.	59,814	1,040,764
DeVry Education Group, Inc.[1]	59,570	1,033,540
LifePoint Health, Inc.*	14,967	1,011,171
Graham Holdings Co. — Class B	2,056	979,766
Dean Foods Co.[1]	52,747	908,831
FTI Consulting, Inc.*	21,996	886,439
Total Consumer, Non-cyclical		14,479,873

Energy - 9.9%
WPX Energy, Inc.*,1	215,225	2,079,073
SM Energy Co.[1]	56,124	1,748,823
CONSOL Energy, Inc.[1]	95,799	1,441,775
Noble Corporation plc[1]	106,070	1,191,166
Murphy USA, Inc.*	19,489	1,119,059
Patterson-UTI Energy, Inc.	52,301	1,032,945
Oil States International, Inc.*	22,942	794,711
HollyFrontier Corp.	20,685	736,386
Western Refining, Inc.[1]	26,782	716,686
NOW, Inc.*,1	34,214	617,905
Rowan Companies plc — Class A	26,932	506,591
Total Energy		11,985,120

20 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	April 30, 2016
GUGGENHEIM S&P MIDCAP 400® PURE VALUE ETF

	Shares	Value

Utilities - 5.6%
Talen Energy Corp.*	274,937	$3,205,765
MDU Resources Group, Inc.	59,202	1,187,592
Great Plains Energy, Inc.	24,816	775,004
PNM Resources, Inc.	17,754	562,447
Hawaiian Electric Industries, Inc.	16,402	536,181
ONE Gas, Inc.	8,459	494,598
Total Utilities		6,761,587

Technology - 3.9%
Computer Sciences Corp.	47,384	1,569,831
3D Systems Corp.*,1	76,562	1,354,382
SYNNEX Corp.	13,803	1,139,714
Lexmark International, Inc. — Class A	15,975	616,635
Total Technology		4,680,562

Communications - 1.7%
Telephone & Data Systems, Inc.	69,768	2,063,040

Total Common Stocks
(Cost $114,074,635)		121,161,293

SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund Institutional Shares, 0.13%[2]	75,857	75,857
Total Short Term Investments
(Cost $75,857)		75,857

SECURITIES LENDING COLLATERAL†,3 - 19.8%
BNY Mellon Separately Managed Cash Collateral Account, 0.30%	24,026,826	24,026,826
Total Securities Lending Collateral
(Cost $24,026,826)		24,026,826

Total Investments - 119.8%
(Cost $138,177,318)		$145,263,976
Other Assets & Liabilities, net - (19.8)%		(24,003,579)
Total Net Assets - 100.0%		$121,260,397

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
[1]	All or portion of this security is on loan at April 30, 2016 — See Note 5.
[2]	Rate indicated is the 7 day yield as of April 30, 2016.
[3]	Securities lending collateral — See Note 5.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at April 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$121,161,293	$—	$—	$121,161,293
Securities Lending Collateral	24,026,826	—	—	24,026,826
Short Term Investments	75,857	—	—	75,857
Total	$145,263,976	$—	$—	$145,263,976

For the period ended April 30, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 21

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2016
GUGGENHEIM S&P MIDCAP 400® PURE GROWTH ETF

	Shares	Value

COMMON STOCKS† - 99.9%

Technology - 23.6%
Convergys Corp.	536,716	$14,222,974
Synaptics, Inc.*	159,396	11,404,784
Ultimate Software Group, Inc.*	54,107	10,636,895
ACI Worldwide, Inc.*	493,435	9,863,766
j2 Global, Inc.	153,163	9,728,914
Fortinet, Inc.*	277,202	9,011,837
Manhattan Associates, Inc.*	137,111	8,300,700
MAXIMUS, Inc.	147,816	7,819,466
Fair Isaac Corp.	71,532	7,633,180
Integrated Device Technology, Inc.*	378,643	7,300,237
IPG Photonics Corp.*	82,266	7,129,994
Tyler Technologies, Inc.*	48,043	7,033,975
MSCI, Inc. — Class A	89,044	6,762,001
Microsemi Corp.*	195,332	6,600,268
Jack Henry & Associates, Inc.	67,709	5,486,460
DST Systems, Inc.	43,123	5,204,084
Broadridge Financial Solutions, Inc.	75,818	4,536,949
Cadence Design Systems, Inc.*	179,053	4,152,239
CDK Global, Inc.	83,150	3,955,446
Total Technology		146,784,169

Financial - 21.1%
Alexander & Baldwin, Inc.	364,300	13,930,832
WisdomTree Investments, Inc.[1]	1,042,595	11,353,860
MarketAxess Holdings, Inc.	88,907	10,914,224
Old Republic International Corp.	527,996	9,762,646
PrivateBancorp, Inc. — Class A	202,528	8,427,190
Bank of the Ozarks, Inc.[1]	197,538	8,158,320
Lamar Advertising Co. — Class A	131,488	8,157,516
Equity One, Inc.	279,835	7,919,331
Signature Bank*	57,252	7,891,043
SEI Investments Co.	156,338	7,516,731
Weingarten Realty Investors	169,738	6,266,727
First Horizon National Corp.	404,331	5,692,980
SVB Financial Group*	49,144	5,124,736
CBOE Holdings, Inc.	72,973	4,521,407
Communications Sales & Leasing, Inc.	179,845	4,177,799
Sovran Self Storage, Inc.	38,460	4,085,221
Healthcare Realty Trust, Inc.	127,119	3,849,163
Jones Lang LaSalle, Inc.	32,190	3,707,322
Total Financial		131,457,048

Consumer, Non-cyclical - 20.8%
ABIOMED, Inc.*	146,444	14,225,571
Post Holdings, Inc.*	167,239	12,014,450
Amsurg Corp. — Class A*	137,223	11,112,319
Sprouts Farmers Market, Inc.*	395,001	11,087,678
Prestige Brands Holdings, Inc.*	140,783	7,993,659
WhiteWave Foods Co. — Class A*	166,053	6,676,991
Align Technology, Inc.*	89,592	6,467,646
United Therapeutics Corp.*	58,653	6,170,295
Service Corporation International	209,206	5,579,524
PAREXEL International Corp.*	90,013	5,499,794
MEDNAX, Inc.*	77,097	5,496,245
CEB, Inc.	88,242	5,443,649
VCA, Inc.*	77,353	4,870,918
Gartner, Inc.*	48,797	4,253,634
Rollins, Inc.	138,556	3,723,000
Flowers Foods, Inc.[1]	186,518	3,573,685
STERIS plc	50,195	3,547,281
Akorn, Inc.*,1	128,287	3,264,904
Charles River Laboratories International, Inc.*	40,140	3,181,898
Bio-Techne Corp.	30,928	2,881,871
LivaNova plc*,1	51,891	2,736,212
Total Consumer, Non-cyclical		129,801,224

Consumer, Cyclical - 19.2%
Skechers U.S.A., Inc. — Class A*	543,464	17,961,485
NVR, Inc.*	6,796	11,290,126
Vista Outdoor, Inc.*	219,920	10,551,762
Tempur Sealy International, Inc.*,1	156,118	9,471,679
LKQ Corp.*	221,522	7,099,780
Pool Corp.	80,093	7,000,929
Wendy’s Co.	643,172	6,984,848
Restoration Hardware Holdings, Inc.*,1	151,622	6,560,684
JetBlue Airways Corp.*	308,067	6,096,646
Toll Brothers, Inc.*	217,172	5,928,796
Alaska Air Group, Inc.	79,048	5,567,351
Carter’s, Inc.	42,042	4,484,620
Panera Bread Co. — Class A*	20,749	4,450,453
Buffalo Wild Wings, Inc.*,1	33,099	4,424,012
Toro Co.	50,879	4,398,490
Domino’s Pizza, Inc.	34,299	4,146,063
Dunkin’ Brands Group, Inc.	67,129	3,121,499
Total Consumer, Cyclical		119,539,223

Industrial - 8.3%
Fortune Brands Home & Security, Inc.	140,968	7,811,037
AO Smith Corp.	100,074	7,727,714
Acuity Brands, Inc.	31,392	7,656,195
Lennox International, Inc.[1]	53,658	7,241,147
Packaging Corporation of America	97,494	6,325,411
Eagle Materials, Inc.	83,932	6,221,040
Zebra Technologies Corp. — Class A*	95,994	6,005,385
Cognex Corp.	85,865	3,050,783
Total Industrial		52,038,712

Communications - 6.9%
WebMD Health Corp. — Class A*,1	260,305	16,331,535
ARRIS International plc*	447,409	10,187,503
AMC Networks, Inc. — Class A*	127,859	8,340,243
Ciena Corp.*	250,919	4,222,967

22 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	April 30, 2016
GUGGENHEIM S&P MIDCAP 400® PURE GROWTH ETF

	Shares	Value

FactSet Research Systems, Inc.	27,447	$4,137,635
Total Communications		43,219,883

Total Common Stocks
(Cost $611,324,953)		622,840,259

SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund Institutional Shares, 0.13%[2]	464,191	464,191
Total Short Term Investments
(Cost $464,191)		464,191

SECURITIES LENDING COLLATERAL†,3 - 9.1%
BNY Mellon Separately Managed Cash Collateral Account, 0.30%	56,472,347	56,472,347
Total Securities Lending Collateral
(Cost $56,472,347)		56,472,347

Total Investments - 109.1%
(Cost $668,261,491)		$679,776,797
Other Assets & Liabilities, net - (9.1)%		(56,604,421)
Total Net Assets - 100.0%		$623,172,376

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
[1]	All or portion of this security is on loan at April 30, 2016 — See Note 5.
[2]	Rate indicated is the 7 day yield as of April 30, 2016.
[3]	Securities lending collateral — See Note 5.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at April 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$622,840,259	$—	$—	$622,840,259
Securities Lending Collateral	56,472,347	—	—	56,472,347
Short Term Investments	464,191	—	—	464,191
Total	$679,776,797	$—	$—	$679,776,797

For the period ended April 30, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 23

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2016
GUGGENHEIM S&P SMALLCAP 600® PURE VALUE ETF

	Shares	Value

COMMON STOCKS† - 99.9%

Industrial - 27.5%
SPX Corp.	179,675	$2,892,767
Orion Marine Group, Inc.*,1	444,820	2,597,749
Roadrunner Transportation Systems, Inc.*	217,453	2,570,294
LSB Industries, Inc.*	194,753	2,562,949
TimkenSteel Corp.[1]	191,629	2,441,353
Chart Industries, Inc.*	86,081	2,215,725
Checkpoint Systems, Inc.*	200,508	2,029,141
Sanmina Corp.*	83,591	1,976,927
MYR Group, Inc.*	76,778	1,958,607
Benchmark Electronics, Inc.*	91,252	1,772,114
Celadon Group, Inc.	172,769	1,739,784
Atlas Air Worldwide Holdings, Inc.*	41,599	1,661,464
ArcBest Corp.	85,267	1,627,747
Hornbeck Offshore Services, Inc.*,1	137,525	1,614,544
Greenbrier Companies, Inc.[1]	52,206	1,565,658
Bel Fuse, Inc. — Class B	90,763	1,512,112
Saia, Inc.*	50,833	1,470,090
TTM Technologies, Inc.*	217,806	1,420,095
Olympic Steel, Inc.	62,535	1,414,542
Plexus Corp.*	31,070	1,297,483
Briggs & Stratton Corp.	58,622	1,241,028
SPX FLOW, Inc.*	40,272	1,206,549
Hub Group, Inc. — Class A*	26,741	1,030,063
Powell Industries, Inc.	30,741	956,660
Echo Global Logistics, Inc.*	40,010	935,034
AAR Corp.	34,493	829,212
Boise Cascade Co.*	39,187	817,833
Tidewater, Inc.[1]	86,873	761,007
Aegion Corp. — Class A*	34,197	726,002
EMCOR Group, Inc.	14,768	715,953
Kaman Corp.	14,988	630,845
Marten Transport Ltd.	29,061	542,278
Haynes International, Inc.	13,166	494,120
Applied Industrial Technologies, Inc.	10,019	459,171
Astec Industries, Inc.	9,311	450,652
Tredegar Corp.	25,312	403,980
Total Industrial		50,541,532

Consumer, Cyclical - 25.2%
SkyWest, Inc.	101,829	2,392,982
Big 5 Sporting Goods Corp.	195,177	2,359,690
Tuesday Morning Corp.*	224,799	1,951,255
Stage Stores, Inc.[1]	262,300	1,930,528
Barnes & Noble Education, Inc.*	194,478	1,820,314
EZCORP, Inc. — Class A*	362,983	1,796,766
Finish Line, Inc. — Class A	90,192	1,781,292
Iconix Brand Group, Inc.*,1	207,295	1,757,862
Tailored Brands, Inc.	97,536	1,699,077
Genesco, Inc.*	24,419	1,689,306
ScanSource, Inc.*	40,831	1,661,004
Veritiv Corp.*,1	37,394	1,533,902
Ruby Tuesday, Inc.*	334,727	1,472,799
VOXX International Corp. — Class A*	323,229	1,451,298
Barnes & Noble, Inc.	108,758	1,277,907
Zumiez, Inc.*,1	74,429	1,248,919
Essendant, Inc.	39,643	1,220,608
Perry Ellis International, Inc.*	63,900	1,217,295
Cash America International, Inc.	32,042	1,184,272
Titan International, Inc.[1]	161,524	1,070,904
Fred’s, Inc. — Class A1	71,927	1,055,169
Group 1 Automotive, Inc.	15,702	1,033,820
Sonic Automotive, Inc. — Class A	55,034	1,032,438
Superior Industries International, Inc.	38,417	1,003,452
Kirkland’s, Inc.	58,171	955,168
Lumber Liquidators Holdings, Inc.*,1	60,524	902,413
Children’s Place, Inc.	11,556	900,328
Stein Mart, Inc.	117,618	851,554
Caleres, Inc.	30,554	770,266
Biglari Holdings, Inc.*	1,837	686,928
Arctic Cat, Inc.[1]	41,110	683,659
Wolverine World Wide, Inc.	31,461	596,186
Regis Corp.*	41,950	573,457
Movado Group, Inc.	19,087	538,444
Vitamin Shoppe, Inc.*,1	18,977	519,400
Vera Bradley, Inc.*,1	29,581	518,851
Express, Inc.*	28,349	515,385
Daktronics, Inc.	48,903	425,456
Unifi, Inc.*	15,337	395,081
Total Consumer, Cyclical		46,475,435

Consumer, Non-cyclical - 15.1%
Rent-A-Center, Inc.	177,594	2,610,631
Seneca Foods Corp. — Class A*	77,709	2,532,536
Kelly Services, Inc. — Class A	133,820	2,511,801
SpartanNash Co.	86,006	2,382,366
Magellan Health, Inc.*	27,021	1,903,900
Darling Ingredients, Inc.*	128,365	1,860,009
Andersons, Inc.	48,509	1,625,537
Kindred Healthcare, Inc.	106,270	1,568,545
ABM Industries, Inc.	41,539	1,336,310
Universal Corp.[1]	21,740	1,185,917
CDI Corp.	158,002	1,129,714
Universal Technical Institute, Inc.[1]	281,257	1,110,965
Select Medical Holdings Corp.*	80,215	1,073,277
Sanderson Farms, Inc.	10,642	976,297
Central Garden & Pet Co. — Class A*	46,407	755,970
AngioDynamics, Inc.*	61,144	749,014
Green Dot Corp. — Class A*	26,691	593,341
Viad Corp.	17,172	510,867
PharMerica Corp.*	16,601	392,448
Healthways, Inc.*	32,758	381,631
Invacare Corp.[1]	32,878	369,549
Central Garden & Pet Co.*	14,035	228,349
Total Consumer, Non-cyclical		27,788,974

24 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2016
GUGGENHEIM S&P SMALLCAP 600® PURE VALUE ETF

	Shares	Value

Energy - 10.9%
Exterran Corp.*	143,446	$2,194,724
Archrock, Inc.	219,265	2,159,761
Atwood Oceanics, Inc.[1]	212,929	2,056,894
Helix Energy Solutions Group, Inc.*	216,380	1,867,360
SunCoke Energy, Inc.	202,049	1,501,224
Green Plains, Inc.	78,548	1,421,719
Gulf Island Fabrication, Inc.	168,644	1,266,516
SEACOR Holdings, Inc.*	19,401	1,140,197
Era Group, Inc.*	118,880	1,132,926
Newpark Resources, Inc.*	221,232	1,033,153
Bristow Group, Inc.[1]	41,507	951,340
Cloud Peak Energy, Inc.*,1	380,386	840,653
Pioneer Energy Services Corp.*	266,749	829,589
Rex Energy Corp.*,1	624,140	630,381
REX American Resources Corp.*,1	10,705	582,031
Basic Energy Services, Inc.*,1	119,144	381,261
Total Energy		19,989,729

Basic Materials - 7.3%
Century Aluminum Co.*,1	662,905	5,846,823
PH Glatfelter Co.	79,138	1,814,634
Chemours Co.	182,555	1,664,902
Materion Corp.	40,464	1,173,051
Clearwater Paper Corp.*	12,461	744,420
A. Schulman, Inc.	24,264	676,723
Innophos Holdings, Inc.	16,985	627,766
Stepan Co.	8,704	533,468
Intrepid Potash, Inc.*	289,283	370,282
Total Basic Materials		13,452,069

Financial - 7.3%
Enova International, Inc.*	233,018	2,052,888
World Acceptance Corp.*	29,697	1,288,552
Piper Jaffray Cos.*	29,510	1,230,862
First BanCorp*	309,724	1,207,924
Calamos Asset Management, Inc. — Class A	139,965	1,153,312
OFG Bancorp	118,342	1,044,960
INTL FCStone, Inc.*	37,012	1,010,428
Capstead Mortgage Corp.	78,943	767,326
Infinity Property & Casualty Corp.	9,395	753,103
Encore Capital Group, Inc.*,1	25,125	707,269
Stewart Information Services Corp.	17,407	606,112
Navigators Group, Inc.*	7,048	582,235
Horace Mann Educators Corp.	18,658	580,264
American Equity Investment Life Holding Co.	31,110	435,540
Total Financial		13,420,775

Communications - 3.7%
Anixter International, Inc.*	20,342	1,267,307
Comtech Telecommunications Corp.	46,330	1,121,186
Iridium Communications, Inc.*,1	116,514	940,268
Black Box Corp.	62,191	909,232
FTD Companies, Inc.*	29,391	817,364
Gannett Company, Inc.	35,908	605,050
Scholastic Corp.	12,731	463,154
Blucora, Inc.*	52,842	423,264
Sizmek, Inc.*,1	116,320	308,248
Total Communications		6,855,073

Technology - 2.9%
Insight Enterprises, Inc.*	57,142	1,411,979
Ciber, Inc.*	554,892	1,287,349
ManTech International Corp. — Class A	26,204	885,695
CACI International, Inc. — Class A*	5,377	516,999
Kulicke & Soffa Industries, Inc.*	45,448	487,202
Engility Holdings, Inc.*,1	24,010	472,277
Brooks Automation, Inc.	33,934	321,016
Total Technology		5,382,517

Total Common Stocks
(Cost $174,273,930)		183,906,104

SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund Institutional Shares, 0.13%[2]	256,376	256,376
Total Short Term Investments
(Cost $256,376)		256,376

SECURITIES LENDING COLLATERAL†,3 - 11.8%
BNY Mellon Separately Managed Cash Collateral Account, 0.30%	21,800,024	21,800,024
Total Securities Lending Collateral
(Cost $21,800,024)		21,800,024

Total Investments - 111.8%
(Cost $196,330,330)		$205,962,504
Other Assets & Liabilities, net - (11.8)%		(21,770,605)
Total Net Assets - 100.0%		$184,191,899

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
[1]	All or portion of this security is on loan at April 30, 2016 — See Note 5.
[2]	Rate indicated is the 7 day yield as of April 30, 2016.
[3]	Securities lending collateral — See Note 5.

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 25

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	April 30, 2016
GUGGENHEIM S&P SMALLCAP 600® PURE VALUE ETF

The following table summarizes the inputs used to value the Fund’s investments at April 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$183,906,104	$—	$—	$183,906,104
Securities Lending Collateral	21,800,024	—	—	21,800,024
Short Term Investments	256,376	—	—	256,376
Total	$205,962,504	$—	$—	$205,962,504

For the period ended April 30, 2016, there were no transfers between levels.

26 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2016
GUGGENHEIM S&P SMALLCAP 600® PURE GROWTH ETF

	Shares	Value

COMMON STOCKS† - 100.0%

Consumer, Non-cyclical - 33.9%
Ligand Pharmaceuticals, Inc. — Class B*,1	28,498	$3,444,554
Supernus Pharmaceuticals, Inc.*	152,383	2,614,892
LendingTree, Inc.*,1	22,340	1,998,760
AMN Healthcare Services, Inc.*	55,681	1,977,233
Depomed, Inc.*,1	108,583	1,887,172
Zeltiq Aesthetics, Inc.*,1	59,458	1,777,794
Emergent BioSolutions, Inc.*	44,963	1,731,975
NuVasive, Inc.*	30,985	1,640,346
MiMedx Group, Inc.*,1	214,952	1,618,589
Cal-Maine Foods, Inc.[1]	29,729	1,509,044
On Assignment, Inc.*	41,807	1,507,561
Cross Country Healthcare, Inc.*	120,998	1,504,005
Almost Family, Inc.*	35,473	1,490,221
Masimo Corp.*	34,195	1,482,353
Cynosure, Inc. — Class A*	29,966	1,466,536
NutriSystem, Inc.	65,590	1,444,292
Surgical Care Affiliates, Inc.*	27,387	1,324,161
Cambrex Corp.*	27,290	1,316,470
Cantel Medical Corp.	19,276	1,291,299
Repligen Corp.*	48,150	1,282,716
Vascular Solutions, Inc.*	34,771	1,215,246
Helen of Troy Ltd.*	11,916	1,185,999
TrueBlue, Inc.*	62,511	1,168,331
Nektar Therapeutics*,1	72,354	1,134,511
Albany Molecular Research, Inc.*,1	73,208	1,101,780
Merit Medical Systems, Inc.*	51,163	1,036,051
Calavo Growers, Inc.	17,935	1,025,344
Heidrick & Struggles International, Inc.	50,944	1,005,125
LHC Group, Inc.*	24,214	976,793
Neogen Corp.*	20,268	957,460
Monro Muffler Brake, Inc.	13,745	951,429
B&G Foods, Inc.[1]	22,215	915,480
US Physical Therapy, Inc.	18,156	905,258
Lannett Company, Inc.*,1	44,914	861,451
Korn/Ferry International	31,701	860,365
Matthews International Corp. — Class A	16,304	858,243
Natus Medical, Inc.*	25,932	826,453
SurModics, Inc.*	39,850	801,782
Chemed Corp.	6,145	797,498
Luminex Corp.*	38,826	780,403
Healthcare Services Group, Inc.	19,157	725,092
CorVel Corp.*	15,136	684,147
Integra LifeSciences Holdings Corp.*	9,311	659,405
WD-40 Co.	6,439	658,710
Impax Laboratories, Inc.*	16,087	536,501
Acorda Therapeutics, Inc.*	15,671	405,095
Phibro Animal Health Corp. — Class A	14,162	293,720
Total Consumer, Non-cyclical		57,637,645

Financial - 21.6%
First Midwest Bancorp, Inc.	118,700	2,193,576
Opus Bank	60,539	2,186,669
CoreSite Realty Corp.	28,295	2,120,144
Home BancShares, Inc.	42,257	1,816,629
Ameris Bancorp	54,452	1,709,793
Universal Insurance Holdings, Inc.	85,149	1,499,475
BofI Holding, Inc.*,1	73,571	1,498,641
Employers Holdings, Inc.	50,332	1,494,860
Talmer Bancorp, Inc. — Class A	76,329	1,480,783
Walker & Dunlop, Inc.*	64,495	1,422,115
Hanmi Financial Corp.	56,289	1,301,402
Pinnacle Financial Partners, Inc.	26,360	1,296,121
Simmons First National Corp. — Class A	27,083	1,264,776
Education Realty Trust, Inc.	31,131	1,238,080
Acadia Realty Trust	35,988	1,212,796
Bank Mutual Corp.	146,242	1,181,635
Evercore Partners, Inc. — Class A	22,407	1,157,097
Northfield Bancorp, Inc.	71,605	1,135,655
Four Corners Property Trust, Inc.	59,157	1,050,036
ServisFirst Bancshares, Inc.[1]	21,190	1,044,243
HFF, Inc. — Class A	31,791	1,011,908
AMERISAFE, Inc.	16,967	914,182
Financial Engines, Inc.[1]	28,044	903,297
LegacyTexas Financial Group, Inc.	34,564	852,348
BBCN Bancorp, Inc.	53,657	838,122
RLI Corp.	12,469	775,322
Banner Corp.	17,331	741,420
First Financial Bankshares, Inc.[1]	21,497	696,073
Retail Opportunity Investments Corp.	32,788	644,940
Total Financial		36,682,138

Industrial - 18.0%
PGT, Inc.*	220,739	2,311,137
Fabrinet*	71,885	2,298,162
Headwaters, Inc.*	107,706	2,155,197
US Concrete, Inc.*,1	30,097	1,858,791
TASER International, Inc.*,1	93,706	1,711,072
Dycom Industries, Inc.*,1	23,750	1,676,750
II-VI, Inc.*	77,899	1,625,752
Universal Forest Products, Inc.	18,939	1,451,674
Lydall, Inc.*	37,689	1,386,578
Griffon Corp.[1]	84,884	1,342,016
Drew Industries, Inc.	19,377	1,256,211
AZZ, Inc.	22,781	1,251,133
US Ecology, Inc.	26,289	1,183,794
Comfort Systems USA, Inc.	35,669	1,051,879
John Bean Technologies Corp.	19,786	1,031,642
Trex Company, Inc.*	19,227	912,321
Sturm Ruger & Company, Inc.[1]	13,961	893,923
Methode Electronics, Inc.	29,062	864,014
Matson, Inc.	20,709	805,166
AAON, Inc.	30,073	797,536
Proto Labs, Inc.*,1	12,614	754,696

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 27

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2016
GUGGENHEIM S&P SMALLCAP 600® PURE GROWTH ETF

	Shares	Value

Exponent, Inc.	15,105	$752,833
Apogee Enterprises, Inc.	17,702	733,571
OSI Systems, Inc.*	7,806	397,247
Total Industrial		30,503,095

Technology - 9.7%
Cirrus Logic, Inc.*,1	56,316	2,033,007
Ebix, Inc.[1]	37,682	1,813,258
Take-Two Interactive Software, Inc.*	39,604	1,353,665
Blackbaud, Inc.	21,535	1,330,217
ExlService Holdings, Inc.*	25,582	1,237,912
Monolithic Power Systems, Inc.	18,104	1,130,052
Cray, Inc.*	26,440	1,001,283
Tessera Technologies, Inc.	34,001	976,509
Medidata Solutions, Inc.*	21,890	955,061
Kopin Corp.*	535,267	888,543
Virtusa Corp.*	23,047	819,090
Synchronoss Technologies, Inc.*	25,541	793,559
Rambus, Inc.*	61,514	714,793
CEVA, Inc.*	29,418	678,379
Omnicell, Inc.*	21,291	678,331
Total Technology		16,403,659

Consumer, Cyclical - 9.4%
Meritage Homes Corp.*	62,021	2,110,574
Installed Building Products, Inc.*	65,046	1,728,923
Lithia Motors, Inc. — Class A	16,376	1,359,536
American Woodmark Corp.*	17,293	1,259,622
Allegiant Travel Co. — Class A	6,982	1,121,100
Hawaiian Holdings, Inc.*	25,204	1,060,332
Monarch Casino & Resort, Inc.*	48,125	914,375
Interface, Inc. — Class A	52,424	892,256
Francesca’s Holdings Corp.*	53,243	883,834
Ruth’s Hospitality Group, Inc.	54,353	863,126
Gentherm, Inc.*	22,395	822,792
Papa John’s International, Inc.	14,510	821,121
Boyd Gaming Corp.*	43,798	816,395
Popeyes Louisiana Kitchen, Inc.*	14,932	802,744
Sonic Corp.	14,913	512,560
Total Consumer, Cyclical		15,969,290

Communications - 4.4%
LogMeIn, Inc.*	30,008	1,791,479
Stamps.com, Inc.*,1	15,759	1,297,911
8x8, Inc.*	95,010	1,077,413
World Wrestling Entertainment, Inc. — Class A	60,786	1,011,479
NIC, Inc.	43,033	762,114
HealthStream, Inc.*	30,911	699,207
Blue Nile, Inc.	19,748	509,103
General Communication, Inc. — Class A*	22,797	385,269
Total Communications		7,533,975

Basic Materials - 2.0%
Balchem Corp.	18,613	1,142,094
Innospec, Inc.	19,215	929,237
Deltic Timber Corp.	11,188	699,250
Aceto Corp.[1]	29,402	659,487
Total Basic Materials		3,430,068

Energy - 0.5%
Synergy Resources Corp.*,1	128,194	925,561

Utilities - 0.5%
Piedmont Natural Gas Company, Inc.	14,123	844,555

Total Common Stocks
(Cost $173,812,738)		169,929,986

SHORT TERM INVESTMENTS† - 0.0%
Federated U.S. Treasury Cash Reserve Fund Institutional Shares, 0.13%[2]	54,093	54,093
Total Short Term Investments
(Cost $54,093)		54,093

SECURITIES LENDING COLLATERAL†,3 - 15.3%
BNY Mellon Separately Managed Cash Collateral Account, 0.30%	26,055,389	26,055,389
Total Securities Lending Collateral
(Cost $26,055,389)		26,055,389

Total Investments - 115.3%
(Cost $199,922,220)		$196,039,468
Other Assets & Liabilities, net - (15.3)%		(26,026,073)
Total Net Assets - 100.0%		$170,013,395

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
[1]	All or portion of this security is on loan at April 30, 2016 — See Note 5.
[2]	Rate indicated is the 7 day yield as of April 30, 2016.
[3]	Securities lending collateral — See Note 5.

See Sector Classification in Other Information section.

28 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	April 30, 2016
GUGGENHEIM S&P SMALLCAP 600® PURE GROWTH ETF

The following table summarizes the inputs used to value the Fund’s investments at April 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$169,929,986	$—	$—	$169,929,986
Securities Lending Collateral	26,055,389	—	—	26,055,389
Short Term Investments	54,093	—	—	54,093
Total	$196,039,468	$—	$—	$196,039,468

For the period ended April 30, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 29

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)	April 30, 2016

	Guggenheim S&P 500® Top 50 ETF	Guggenheim S&P 500® Pure Value ETF	Guggenheim S&P 500® Pure Growth ETF	Guggenheim S&P MidCap 400® Pure Value ETF
Assets:
Investments, at value* — including $—, $50,729,089, $48,183,774 and $23,399,427 of securities loaned, respectively	$602,264,791	$820,445,636	$1,868,294,854	$145,263,976
Cash	—	1,348	6,193	1,698
Receivables:
Securities lending	—	35,348	9,936	10,978
Dividends and interest	753,789	654,650	693,813	39,809
Total assets	603,018,580	821,136,982	1,869,004,796	145,316,461

Liabilities:
Return of securities loaned	—	52,015,507	49,238,062	24,026,826
Payable for:
Management fees	99,766	211,908	545,098	29,238
Total liabilities	99,766	52,227,415	49,783,160	24,056,064
Commitments and contingent liabilities (Note 8)	—	—	—	—
Net assets	$602,918,814	$768,909,567	$1,819,221,636	$121,260,397

Net assets consist of:
Paid-in capital	$631,448,903	$864,310,612	$1,756,708,375	$125,386,108
Undistributed (distributions in excess of) net investment income	929,499	296,177	(3,188,291)	51,861
Accumulated net realized loss on investments	(90,618,896)	(75,258,189)	(50,690,358)	(11,264,230)
Net unrealized appreciation (depreciation) on investments	61,159,308	(20,439,033)	116,391,910	7,086,658
Net assets	$602,918,814	$768,909,567	$1,819,221,636	$121,260,397
Shares outstanding (unlimited shares authorized), no par value	4,150,785	14,802,836	23,100,299	2,300,499
Net asset value, offering price and repurchase price per share	$145.25	$51.94	$78.75	$52.71
*Cost of investments	$541,105,483	$840,884,669	$1,751,902,944	$138,177,318

30 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)(concluded)	April 30, 2016

	Guggenheim S&P MidCap 400® Pure Growth ETF	Guggenheim S&P SmallCap 600® Pure Value ETF	Guggenheim S&P SmallCap 600® Pure Growth ETF
Assets:
Investments, at value* — including $55,082,424, $21,141,090 and $25,474,272 of securities loaned, respectively	$679,776,797	$205,962,504	$196,039,468
Receivables:
Fund shares sold	425	—	—
Investments sold	—	—	2,178,357
Securities lending	11,493	15,674	40,480
Dividends and interest	36,972	60,883	47,073
Tax reclaims	—	1,306	250
Total assets	679,825,687	206,040,367	198,305,628

Liabilities:
Return of securities loaned	56,472,347	21,800,024	26,055,389
Payable for:
Investments purchased	—	—	2,186,517
Management fees	180,964	48,444	50,327
Total liabilities	56,653,311	21,848,468	28,292,233
Commitments and contingent liabilities (Note 8)	—	—	—
Net assets	$623,172,376	$184,191,899	$170,013,395

Net assets consist of:
Paid-in capital	$622,312,685	$201,353,268	$196,844,621
Undistributed (distributions in excess of) net investment income	(581,333)	51,751	(177,283)
Accumulated net realized loss on investments	(10,074,282)	(26,845,294)	(22,771,191)
Net unrealized appreciation (depreciation) on investments	11,515,306	9,632,174	(3,882,752)
Net assets	$623,172,376	$184,191,899	$170,013,395
Shares outstanding (unlimited shares authorized), no par value	5,150,021	3,050,040	2,150,004
Net asset value, offering price and repurchase price per share	$121.00	$60.39	$79.08
*Cost of investments	$668,261,491	$196,330,330	$199,922,220

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 31

STATEMENTS OF OPERATIONS (Unaudited)

For the Six Months Ended April 30, 2016

	Guggenheim S&P 500® Top 50 ETF	Guggenheim S&P 500® Pure Value ETF	Guggenheim S&P 500® Pure Growth ETF	Guggenheim S&P MidCap 400® Pure Value ETF
Investment Income:
Dividends	$6,668,090	$10,991,722	$12,577,724	$953,244
Income from securities lending	—	41,377	10,594	12,774
Interest	324	518	826	93
Total investment income	6,668,414	11,033,617	12,589,144	966,111

Expenses:
Management fees	568,561	1,322,939	3,666,704	166,355
Total expenses	568,561	1,322,939	3,666,704	166,355
Net investment income	6,099,853	9,710,678	8,922,440	799,756

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,298,889)	(72,489,192)	(166,351,223)	(12,360,587)
In-kind redemptions	13,711,368	20,180,659	117,469,790	5,994,342
Net realized gain (loss)	12,412,479	(52,308,533)	(48,881,433)	(6,366,245)
Net change in unrealized appreciation (depreciation) on:
Investments	(14,551,574)	34,659,835	(89,350,746)	8,889,100
Net realized and unrealized gain (loss)	(2,139,095)	(17,648,698)	(138,232,179)	2,522,855
Net increase (decrease) in net assets resulting from operations	$3,960,758	$(7,938,020)	$(129,309,739)	$3,322,611

32 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (Unaudited)(concluded)

For the Six Months Ended April 30, 2016

	Guggenheim S&P MidCap 400® Pure Growth ETF	Guggenheim S&P SmallCap 600® Pure Value ETF	Guggenheim S&P SmallCap 600® Pure Growth ETF
Investment Income:
Dividends, net of foreign taxes withheld*	$2,909,197	$902,136	$1,632,372
Income from securities lending	11,824	17,084	44,218
Interest	237	75	37
Total investment income	2,921,258	919,295	1,676,627

Expenses:
Management fees	1,185,304	256,471	360,562
Total expenses	1,185,304	256,471	360,562
Net investment income	1,735,954	662,824	1,316,065

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(37,418,373)	(20,799,746)	(28,182,754)
In-kind redemptions	35,188,861	15,701,178	6,734,135
Net realized loss	(2,229,512)	(5,098,568)	(21,448,619)
Net change in unrealized appreciation (depreciation) on:
Investments	(49,768,353)	14,525,625	(1,012,206)
Net realized and unrealized gain (loss)	(51,997,865)	9,427,057	(22,460,825)
Net increase (decrease) in net assets resulting from operations	$(50,261,911)	$10,089,881	$(21,144,760)
* Foreign taxes withheld	$—	$1,741	$81

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 33

STATEMENTS OF CHANGES IN NET ASSETS

	Guggenheim S&P 500® Top 50 ETF		Guggenheim S&P 500® Pure Value ETF
	Period Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Period Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income	$6,099,853	$11,229,034	$9,710,678	$21,342,768
Net realized gain (loss) on investments	12,412,479	52,721,047	(52,308,533)	85,264,523
Net change in unrealized appreciation (depreciation) on investments	(14,551,574)	(33,501,768)	34,659,835	(123,793,479)
Net increase (decrease) in net assets resulting from operations	3,960,758	30,448,313	(7,938,020)	(17,186,188)

Distributions to shareholders from:
Net investment income	(6,031,598)	(11,355,966)	(9,663,997)	(22,046,039)

Shareholder transactions:
Proceeds from shares purchased	158,330,877	49,329,473	321,693,493	437,829,978
Cost of shares redeemed	(49,605,194)	(170,955,031)	(348,211,132)	(860,630,837)
Net increase (decrease) in net assets resulting from share transactions	108,725,683	(121,625,558)	(26,517,639)	(422,800,859)
Net increase (decrease) in net assets	106,654,843	(102,533,211)	(44,119,656)	(462,033,086)

Net assets:
Beginning of period	496,263,971	598,797,182	813,029,223	1,275,062,309
End of period	$602,918,814	$496,263,971	$768,909,567	$813,029,223
Undistributed net investment income at end of period	$929,499	$861,244	$296,177	$249,496

Changes in shares outstanding:
Shares sold	1,100,000	350,000	6,600,000	8,200,000
Shares redeemed	(350,000)	(1,200,000)	(7,600,000)	(15,950,000)
Net increase (decrease) in shares	750,000	(850,000)	(1,000,000)	(7,750,000)

34 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Guggenheim S&P 500® Pure Growth ETF		Guggenheim S&P MidCap 400® Pure Value ETF
	Period Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Period Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income	$8,922,440	$13,162,229	$799,756	$1,892,083
Net realized gain (loss) on investments	(48,881,433)	79,728,627	(6,366,245)	9,487,503
Net change in unrealized appreciation (depreciation) on investments	(89,350,746)	20,956,005	8,889,100	(13,390,444)
Net increase (decrease) in net assets resulting from operations	(129,309,739)	113,846,861	3,322,611	(2,010,858)

Distributions to shareholders from:
Net investment income	(12,110,731)	(12,287,095)	(813,104)	(1,909,844)

Shareholder transactions:
Proceeds from shares purchased	349,471,369	752,877,885	45,422,102	42,976,874
Cost of shares redeemed	(727,414,808)	(308,368,180)	(30,813,656)	(53,544,609)
Net increase (decrease) in net assets resulting from share transactions	(377,943,439)	444,509,705	14,608,446	(10,567,735)
Net increase (decrease) in net assets	(519,363,909)	546,069,471	17,117,953	(14,488,437)

Net assets:
Beginning of period	2,338,585,545	1,792,516,074	104,142,444	118,630,881
End of period	$1,819,221,636	$2,338,585,545	$121,260,397	$104,142,444
(Distributions in excess of) undistributed net investment income at end of period	$(3,188,291)	$—	$51,861	$65,209

Changes in shares outstanding:
Shares sold	4,300,000	9,350,000	900,000	800,000
Shares redeemed	(9,400,000)	(3,850,000)	(650,000)	(1,000,000)
Net increase (decrease) in shares	(5,100,000)	5,500,000	250,000	(200,000)

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 35

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Guggenheim S&P MidCap 400® Pure Growth ETF		Guggenheim S&P SmallCap 600® Pure Value ETF
	Period Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Period Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,735,954	$4,023,714	$662,824	$1,951,573
Net realized gain (loss) on investments	(2,229,512)	38,311,360	(5,098,568)	7,972,396
Net change in unrealized appreciation (depreciation) on investments	(49,768,353)	(13,305,481)	14,525,625	(21,140,206)
Net increase (decrease) in net assets resulting from operations	(50,261,911)	29,029,593	10,089,881	(11,216,237)

Distributions to shareholders from:
Net investment income	(2,317,287)	(4,173,726)	(625,281)	(1,976,663)
Return of capital	—	(467,016)	—	—
Total distributions to shareholders	(2,317,287)	(4,640,742)	(625,281)	(1,976,663)

Shareholder transactions:
Proceeds from shares purchased	122,623,270	206,271,851	83,519,575	50,291,876
Cost of shares redeemed	(216,743,778)	(206,731,035)	(58,982,437)	(58,898,695)
Net increase (decrease) in net assets resulting from share transactions	(94,120,508)	(459,184)	24,537,138	(8,606,819)
Net increase (decrease) in net assets	(146,699,706)	23,929,667	34,001,738	(21,799,719)

Net assets:
Beginning of period	769,872,082	745,942,415	150,190,161	171,989,880
End of period	$623,172,376	$769,872,082	$184,191,899	$150,190,161
(Distributions in excess of) undistributed net investment income at end of period	$(581,333)	$—	$51,751	$14,208

Changes in shares outstanding:
Shares sold	1,000,000	1,600,000	1,550,000	800,000
Shares redeemed	(1,850,000)	(1,650,000)	(1,100,000)	(950,000)
Net increase (decrease) in shares	(850,000)	(50,000)	450,000	(150,000)

36 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Guggenheim S&P SmallCap 600® Pure Growth ETF
	Period Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,316,065	$849,033
Net realized gain (loss) on investments	(21,448,619)	12,944,793
Net change in unrealized appreciation (depreciation) on investments	(1,012,206)	(13,529,320)
Net increase (decrease) in net assets resulting from operations	(21,144,760)	264,506

Distributions to shareholders from:
Net investment income	(1,493,348)	(849,033)
Return of capital	—	(5,968)
Total distributions to shareholders	(1,493,348)	(855,001)

Shareholder transactions:
Proceeds from shares purchased	50,424,025	188,816,454
Cost of shares redeemed	(83,705,556)	(67,016,341)
Net increase (decrease) in net assets resulting from share transactions	(33,281,531)	121,800,113
Net increase (decrease) in net assets	(55,919,639)	121,209,618

Net assets:
Beginning of period	225,933,034	104,723,416
End of period	$170,013,395	$225,933,034
Distributions in excess of net investment income at end of period	$(177,283)	$—

Changes in shares outstanding:
Shares sold	600,000	2,150,000
Shares redeemed	(1,100,000)	(800,000)
Net increase (decrease) in shares	(500,000)	1,350,000

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 37

GUGGENHEIM S&P 500® TOP 50 ETF

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011
Per Share Data:
Net asset value, beginning of period	$145.93	$140.87	$123.06	$104.06	$89.97	$85.16
Income from investment operations:
Net investment income (loss)[a]	1.52	3.00	2.74	2.56	2.17	1.87
Net gain (loss) on investments (realized and unrealized)	(0.70)	5.09	17.82	19.05	14.02	4.74
Total from investment operations	0.82	8.09	20.56	21.61	16.19	6.61
Less distributions from:
Net investment income	(1.50)	(3.03)	(2.75)	(2.61)	(2.10)	(1.80)
Total distributions to shareholders	(1.50)	(3.03)	(2.75)	(2.61)	(2.10)	(1.80)
Net asset value, end of period	$145.25	$145.93	$140.87	$123.06	$104.06	$89.97

Total Return[b]	0.57%	5.87%	16.86%	21.07%	18.11%	7.80%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$602,919	$496,264	$598,797	$523,123	$624,468	$454,409
Ratio to average net assets of:
Net investment income (loss)	2.15%[c]	2.11%	2.08%	2.28%	2.19%	2.08%
Total expenses	0.20%[c]	0.20%	0.20%	0.20%	0.20%	0.20%
Portfolio turnover rate[d]	4%	8%	6%	8%	7%	6%

[a]	Based on average shares outstanding.
[b]

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[c]	Annualized.
[d]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

38 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GUGGENHEIM S&P 500® PURE VALUE ETF

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011
Per Share Data:
Net asset value, beginning of period	$51.45	$54.14	$46.51	$32.26	$28.38	$25.95
Income from investment operations:
Net investment income (loss)[a]	0.62	1.12	0.90	0.67	0.48	0.42
Net gain (loss) on investments (realized and unrealized)	0.47	(2.70)	7.50	14.18	3.89	2.40
Total from investment operations	1.09	(1.58)	8.40	14.85	4.37	2.82
Less distributions from:
Net investment income	(0.60)	(1.11)	(0.77)	(0.60)	(0.49)	(0.39)
Total distributions to shareholders	(0.60)	(1.11)	(0.77)	(0.60)	(0.49)	(0.39)
Net asset value, end of period	$51.94	$51.45	$54.14	$46.51	$32.26	$28.38

Total Return[b]	2.17%	(2.94%)	18.13%	46.39%	15.54%	10.84%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$768,910	$813,029	$1,275,062	$374,565	$85,583	$79,550
Ratio to average net assets of:
Net investment income (loss)	2.57%[c]	2.09%	1.74%	1.65%	1.60%	1.44%
Total expenses	0.35%[c]	0.35%	0.35%	0.35%	0.35%	0.35%
Portfolio turnover rate[d]	42%	54%	25%	24%	37%	23%

[a]	Based on average shares outstanding.
[b]

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[c]	Annualized.
[d]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 39

GUGGENHEIM S&P 500® PURE GROWTH ETF

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011
Per Share Data:
Net asset value, beginning of period	$82.93	$78.96	$66.12	$47.80	$44.68	$40.40
Income from investment operations:
Net investment income (loss)[a]	0.33	0.52	0.55	0.44	0.33	0.18
Net gain (loss) on investments (realized and unrealized)	(4.08)	3.93	12.81	18.33	3.11	4.28
Total from investment operations	(3.75)	4.45	13.36	18.77	3.44	4.46
Less distributions from:
Net investment income	(0.43)	(0.48)	(0.52)	(0.42)	(0.32)	(0.18)
Return of capital	—	—	—	(0.03)	—	—
Total distributions to shareholders	(0.43)	(0.48)	(0.52)	(0.45)	(0.32)	(0.18)
Net asset value, end of period	$78.75	$82.93	$78.96	$66.12	$47.80	$44.68

Total Return[b]	(4.53%)	5.65%	20.24%	39.45%	7.72%	11.06%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,819,222	$2,338,586	$1,792,516	$760,397	$332,253	$265,889
Ratio to average net assets of:
Net investment income (loss)	0.85%[c]	0.64%	0.74%	0.76%	0.71%	0.41%
Total expenses	0.35%[c]	0.35%	0.35%	0.35%	0.35%	0.35%
Portfolio turnover rate[d]	58%	62%	46%	44%	35%	21%

[a]	Based on average shares outstanding.
[b]

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[c]	Annualized.
[d]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

40 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GUGGENHEIM S&P MIDCAP 400® PURE VALUE ETF

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011
Per Share Data:
Net asset value, beginning of period	$50.79	$52.71	$48.42	$35.00	$31.00	$30.77
Income from investment operations:
Net investment income (loss)[a]	0.40	0.86	0.71	0.52	0.46	0.41
Net gain (loss) on investments (realized and unrealized)	1.90	(1.96)	4.18	13.46	4.01	0.22
Total from investment operations	2.30	(1.10)	4.89	13.98	4.47	0.63
Less distributions from:
Net investment income	(0.38)	(0.82)	(0.60)	(0.56)	(0.47)	(0.40)
Total distributions to shareholders	(0.38)	(0.82)	(0.60)	(0.56)	(0.47)	(0.40)
Net asset value, end of period	$52.71	$50.79	$52.71	$48.42	$35.00	$31.00

Total Return[b]	4.58%	(2.12%)	10.14%	40.27%	14.46%	2.03%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$121,260	$104,142	$118,631	$77,503	$35,015	$35,671
Ratio to average net assets of:
Net investment income (loss)	1.68%[c]	1.62%	1.38%	1.22%	1.36%	1.22%
Total expenses	0.35%[c]	0.35%	0.35%	0.35%	0.35%	0.35%
Portfolio turnover rate[d]	46%	59%	40%	28%	47%	49%

[a]	Based on average shares outstanding.
[b]

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[c]	Annualized.
[d]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 41

GUGGENHEIM S&P MIDCAP 400® PURE GROWTH ETF

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011
Per Share Data:
Net asset value, beginning of period	$128.31	$123.30	$115.31	$88.25	$82.17	$70.46
Income from investment operations:
Net investment income (loss)[a]	0.31	0.70	0.75	1.02	0.20	0.07
Net gain (loss) on investments (realized and unrealized)	(7.23)	5.10	7.93	27.10	6.04	11.72
Total from investment operations	(6.92)	5.80	8.68	28.12	6.24	11.79
Less distributions from:
Net investment income	(0.39)	(0.71)	(0.69)	(1.06)	(0.16)	(0.08)
Return of capital	—	(0.08)	—	—	—	—
Total distributions to shareholders	(0.39)	(0.79)	(0.69)	(1.06)	(0.16)	(0.08)
Net asset value, end of period	$121.00	$128.31	$123.30	$115.31	$88.25	$82.17

Total Return[b]	(5.40%)	4.71%	7.53%	32.07%	7.60%	16.73%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$623,172	$769,872	$745,942	$737,971	$511,881	$653,246
Ratio to average net assets of:
Net investment income (loss)	0.51%[c]	0.54%	0.62%	1.01%	0.23%	0.09%
Total expenses	0.35%[c]	0.35%	0.35%	0.35%	0.35%	0.35%
Portfolio turnover rate[d]	63%	102%	75%	72%	56%	45%

[a]	Based on average shares outstanding.
[b]

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[c]	Annualized.
[d]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

42 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GUGGENHEIM S&P SMALLCAP 600® PURE VALUE ETF

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011
Per Share Data:
Net asset value, beginning of period	$57.76	$62.54	$57.37	$40.04	$35.50	$34.27
Income from investment operations:
Net investment income (loss)[a]	0.24	0.71	0.44	0.56	0.25	0.20
Net gain (loss) on investments (realized and unrealized)	2.58	(4.79)	5.14	17.40	4.56	1.23
Total from investment operations	2.82	(4.08)	5.58	17.96	4.81	1.43
Less distributions from:
Net investment income	(0.19)	(0.70)	(0.41)	(0.63)	(0.25)	(0.20)
Return of capital	—	—	—	—	(0.02)	—
Total distributions to shareholders	(0.19)	(0.70)	(0.41)	(0.63)	(0.27)	(0.20)
Net asset value, end of period	$60.39	$57.76	$62.54	$57.37	$40.04	$35.50

Total Return[b]	4.92%	(6.60%)	9.73%	45.20%	13.52%	4.16%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$184,192	$150,190	$171,990	$123,350	$72,066	$62,130
Ratio to average net assets of:
Net investment income (loss)	0.90%[c]	1.15%	0.73%	1.14%	0.65%	0.53%
Total expenses	0.35%[c]	0.35%	0.35%	0.35%	0.35%	0.35%
Portfolio turnover rate[d]	47%	52%	51%	43%	48%	76%

[a]	Based on average shares outstanding.
[b]

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[c]	Annualized.
[d]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 43

GUGGENHEIM S&P SMALLCAP 600® PURE GROWTH ETF

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011
Per Share Data:
Net asset value, beginning of period	$85.26	$80.56	$74.23	$54.34	$49.82	$43.32
Income from investment operations:
Net investment income (loss)[a]	0.50	0.47	0.31	0.59	0.20	0.02
Net gain (loss) on investments (realized and unrealized)	(6.11)	4.70	6.33	19.87	4.50	6.57
Total from investment operations	(5.61)	5.17	6.64	20.46	4.70	6.59
Less distributions from:
Net investment income	(0.57)	(0.47)	(0.31)	(0.54)	(0.18)	(0.09)
Return of capital	—	(—)[e]	—	(0.03)	—	—
Total distributions to shareholders	(0.57)	(0.47)	(0.31)	(0.57)	(0.18)	(0.09)
Net asset value, end of period	$79.08	$85.26	$80.56	$74.23	$54.34	$49.82

Total Return[b]	(6.59%)	6.42%	8.96%	37.94%	9.44%	15.22%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$170,013	$225,933	$104,723	$107,630	$73,359	$34,873
Ratio to average net assets of:
Net investment income (loss)	1.28%[c]	0.55%	0.39%	0.94%	0.38%	0.03%
Total expenses	0.35%[c]	0.35%	0.35%	0.35%	0.35%	0.35%
Portfolio turnover rate[d]	73%	62%	78%	73%	44%	33%

[a]	Based on average shares outstanding.
[b]

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[c]	Annualized.
[d]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
[e]	Less than $0.01 per share.

44 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

Rydex ETF Trust (the “Trust”) is registered with the SEC under the Investment Company Act of 1940 (the “1940 Act”), as an open-ended investment company of the series type, and is authorized to issue an unlimited number of no par value shares. Each portfolio represents a separate series of beneficial interest in the Trust (each a “Fund”, and collectively, the “Funds”), each a non-diversified investment company. The Trust was organized as a Delaware statutory trust on November 22, 2002. At April 30, 2016, the Trust consisted of twenty-one funds.

The financial statements herein relate to the following Funds, whose investment objective is to replicate as closely as possible, before fees and expenses, the daily performance of an index representing publicly traded equity securities (the “Underlying Index”) as follows:

Fund	Underlying Index
Guggenheim S&P 500® Top 50 ETF	S&P 500® Top 50 Index
Guggenheim S&P 500® Pure Value ETF	S&P 500® Pure Value Index
Guggenheim S&P 500® Pure Growth ETF	S&P 500® Pure Growth Index
Guggenheim S&P MidCap 400® Pure Value ETF	S&P MidCap 400® Pure Value Index
Guggenheim S&P MidCap 400® Pure Growth ETF	S&P MidCap 400® Pure Growth Index
Guggenheim S&P SmallCap 600® Pure Value ETF	S&P SmallCap 600® Pure Value Index
Guggenheim S&P SmallCap 600® Pure Growth ETF	S&P SmallCap 600® Pure Growth Index

The Funds seek to achieve their objective by investing in common stocks that comprise the Underlying Index. The Funds use a “replication” strategy to track the Underlying Index. Replication refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index.

The Funds operate as index funds and are not actively managed. Adverse performance of a security in the Funds’ portfolio will ordinarily not result in the elimination of the security from the Funds’ portfolio.

The Funds issue and redeem shares on a continuous basis, at net asset value per share (“NAV”), only in aggregation of 50,000 shares (a “Creation Unit”). Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index.

The Funds invest in various investments which are exposed to risk, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect amounts reported in the financial statements.

Guggenheim Investments (“GI”) provides advisory services and Rydex Fund Services, LLC (“RFS”) provides administrative services to the Trust. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI, RFS and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

A. The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 45

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

The Funds invest in money market mutual funds, which are valued at their NAV.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

B. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

C. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

D. The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 0.30% at April 30, 2016.

E. Under the Funds’ organizational documents, their Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Capital

There is a minimum transaction fee per transaction to those persons purchasing or redeeming Creation Units. An additional charge of up to three times the standard transaction fee may be imposed for purchases and redemptions effected outside the National Securities Clearing Corporation usual clearing process or for cash. Such transactions are generally permitted on an in-kind

46 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

basis, with a balancing cash component to equate the transaction to the NAV of the Fund on the transaction date. Transaction fees are not charged to or paid by the Funds. The minimum transaction fees are:

Fund	Minimum Transaction Fee
Guggenheim S&P 500® Top 50 ETF	$ 500
Guggenheim S&P 500® Pure Value ETF	1,000
Guggenheim S&P 500® Pure Growth ETF	1,000
Guggenheim S&P MidCap 400® Pure Value ETF	750
Guggenheim S&P MidCap 400® Pure Growth ETF	750
Guggenheim S&P SmallCap 600® Pure Value ETF	1,000
Guggenheim S&P SmallCap 600® Pure Growth ETF	1,000

3. Fees and Other Transactions with Affiliates

GI determines the composition of the portfolio of securities that must be delivered in exchange for the issuance of Creation Units and periodically adjusts the composition of the portfolio of the Funds to conform to changes in the composition of the relevant index. For these services, GI receives a management fee at the annual rate shown below as a percentage of the average daily net assets of the Funds.

Fund	Advisory Fee
Guggenheim S&P 500® Top 50 ETF	0.20%
Guggenheim S&P 500® Pure Value ETF	0.35%
Guggenheim S&P 500® Pure Growth ETF	0.35%
Guggenheim S&P MidCap 400® Pure Value ETF	0.35%
Guggenheim S&P MidCap 400® Pure Growth ETF	0.35%
Guggenheim S&P SmallCap 600® Pure Value ETF	0.35%
Guggenheim S&P SmallCap 600® Pure Growth ETF	0.35%

GI pays all expenses of the Funds, including the cost of transfer agency, custody, fund administration, fund accounting, legal, audit and other services, except: interest, taxes, distribution fees or expenses and extraordinary expenses.

Under a Fund Administration Agreement with the Trust, RFS provides various administrative and financial reporting services for the Funds. GI compensates RFS directly for this service.

Under a Fund Accounting Agreement with the Trust, BNYMellon maintains the books and records of the Funds. Under a Custodian Agreement with the Trust, BNYMellon maintains cash, securities and other assets of the Funds in a separate account for the Funds, keeps all necessary accounts and records, and provides other services. BNYMellon is required, upon the order of the Trust, to deliver securities held by the custodian and to make payments for securities purchased by the Trust for the Funds. Pursuant to a Transfer Agency and Service Agreement with the Trust, BNYMellon acts as a transfer agent for the Trust’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. GI compensates BNYMellon directly for the foregoing services.

The Funds have adopted a Distribution Plan (the “Plan”) that allows the Funds to pay distribution fees to GFD and other firms that provide distribution services (“Service Providers”). If a Service Provider provides distribution services, the Funds will pay distribution fees to GFD at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. GFD will, in turn, pay the Service Provider out of its fees. No such fee is currently charged to the Funds.

Certain trustees and officers of the Trust are also officers of GI, RFS and GFD.

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical securities.

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 47

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

5. Portfolio Securities Loaned

Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned as determined at the close of business on the preceding business day. The cash collateral received is held in a separately managed account established for each respective Fund and maintained by the lending agent exclusively for the investment of securities lending cash collateral on behalf of each Fund. The separately managed accounts invest in short-term investments valued at amortized cost, which approximates market value. Each Fund receives compensation for lending securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees paid to the lending agent. Such compensation is accrued daily and payable to the Fund monthly. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. These payments from the borrower are not eligible for reduced tax rates as “qualified dividend income” under the Jobs and Growth Tax Reconciliation Act of 2003. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. The securities lending income earned by the Funds are disclosed on the Statements of Operations.

At April 30, 2016, the Funds participated in securities lending as follows:

Fund	Value of Securities Loaned	Cash Collateral
Guggenheim S&P 500® Pure Value ETF	$50,729,089	$52,015,507
Guggenheim S&P 500® Pure Growth ETF	48,183,774	49,238,062
Guggenheim S&P MidCap 400® Pure Value ETF	23,399,427	24,026,826
Guggenheim S&P MidCap 400® Pure Growth ETF	55,082,424	56,472,347
Guggenheim S&P SmallCap 600® Pure Value ETF	21,141,090	21,800,024
Guggenheim S&P SmallCap 600® Pure Growth ETF	25,474,272	26,055,389

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

6. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

48 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

At April 30, 2016, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Guggenheim S&P 500® Top 50 ETF	$541,800,477	$93,599,016	$(33,134,702)	$60,464,314
Guggenheim S&P 500® Pure Value ETF	841,734,004	58,410,610	(79,698,978)	(21,288,368)
Guggenheim S&P 500® Pure Growth ETF	1,753,808,384	189,571,584	(75,085,114)	114,486,470
Guggenheim S&P MidCap 400® Pure Value ETF	138,539,212	13,957,448	(7,232,684)	6,724,764
Guggenheim S&P MidCap 400® Pure Growth ETF	668,981,537	52,112,921	(41,317,661)	10,795,260
Guggenheim S&P SmallCap 600® Pure Value ETF	197,949,595	27,707,258	(19,694,349)	8,012,909
Guggenheim S&P SmallCap 600® Pure Growth ETF	201,055,274	9,835,687	(14,851,493)	(5,015,806)

7. Investment Transactions

For the period ended April 30, 2016, the Funds had investments transactions in-kind associated with subscriptions and redemptions as follows:

Fund	Subscriptions	Redemptions
Guggenheim S&P 500® Top 50 ETF	$157,906,517	$49,426,958
Guggenheim S&P 500® Pure Value ETF	320,705,987	348,364,579
Guggenheim S&P 500® Pure Growth ETF	343,806,924	725,288,768
Guggenheim S&P MidCap 400® Pure Value ETF	45,311,996	30,888,793
Guggenheim S&P MidCap 400® Pure Growth ETF	122,467,829	215,740,793
Guggenheim S&P SmallCap 600® Pure Value ETF	82,314,634	58,628,386
Guggenheim S&P SmallCap 600® Pure Growth ETF	50,356,289	83,263,778

For the period ended April 30, 2016, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales
Guggenheim S&P 500® Top 50 ETF	$20,311,729	$21,071,821
Guggenheim S&P 500® Pure Value ETF	324,455,438	323,764,702
Guggenheim S&P 500® Pure Growth ETF	1,225,186,381	1,221,243,664
Guggenheim S&P MidCap 400® Pure Value ETF	46,365,203	45,956,625
Guggenheim S&P MidCap 400® Pure Growth ETF	436,820,598	437,578,815
Guggenheim S&P SmallCap 600® Pure Value ETF	72,268,931	71,618,161
Guggenheim S&P SmallCap 600® Pure Growth ETF	151,607,615	151,943,036

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 49

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period April 30, 2016, the Funds engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:

Fund	Purchases	Sales	Realized Gain (Loss)
Guggenheim S&P 500® Pure Value ETF	$34,468,652	$30,793,235	$(17,414,358)
Guggenheim S&P 500® Pure Growth ETF	90,859,689	98,749,388	(30,503,468)
Guggenheim S&P MidCap 400® Pure Value ETF	1,719,483	494,182	(11,357)
Guggenheim S&P MidCap 400® Pure Growth ETF	494,182	6,436,415	95,261
Guggenheim S&P SmallCap 600® Pure Value ETF	5,936,624	7,188,016	513,590
Guggenheim S&P SmallCap 600® Pure Growth ETF	7,188,016	5,936,624	(5,396,953)

8. Legal Proceedings

Lyondell Chemical Company

In December 2011, Rydex ETF Trust was named as a defendant in Weisfelner, as Trustee of the LB Creditor Trust, v. Fund 1 (In re Lyondell Chemical Co.), Adv. Pro. No. 10-4609 (Bankr. S.D.N.Y.) (the “Creditor Trust Action”).

Similar to the claims made in the Tribune matter, the Weisfelner complaint seeks to have set aside and recovered as fraudulent transfers from former Lyondell Chemical Company (“Lyondell”) shareholders the consideration paid to them pursuant to the cash out merger of Lyondell shareholders in connection with the combination of Lyondell and Basell AF in 2007. Lyondell filed for bankruptcy in 2008.

On April 7, 2014, the plaintiff filed a Third Amended Complaint. In the related action entitled Weisfelner, as Trustee of the LB Litigation Trust v. A. Holmes & H. Holmes TTEE (In re Lyondell Co.), Adversary Proceeding No. 10-5525 (Bankr. S.D.N.Y.) (the “Litigation Trust Action”), the plaintiff also filed a Second Amended Complaint that alleges a claim against the former Lyondell shareholders under federal law for intentional fraudulent transfer. A third related action against the former Lyondell shareholders, Weisfelner, as Trustee of the LB Creditor Trust v. Reichman, Adversary Proceeding No. 12-1570 (Bankr. S.D.N.Y.) (the “Reichman Action”), is pending as well.

On May 8, 2014, the plaintiff in the Litigation Trust action filed a motion to certify a defendant class generally comprised of all former Lyondell shareholders that received proceeds in exchange for their shares in the 2007 merger transaction.

On July 30, 2014, the defendants filed a motion to dismiss these lawsuits. The Court held oral argument on the motions to dismiss and on the motion for class certification on January 14 and January 15, 2015. On September 15, 2015, the Bankruptcy Court denied the motion for class certification without prejudice to the plaintiff’s right to file a renewed motion.

On November 18, 2015, the Bankruptcy Court granted the defendants’ motion to dismiss the Litigation Trust Action and denied their motion to dismiss the Creditor Trust and Reichman Actions. The Litigation Trust Action is now over, but the plaintiff has appealed the dismissal to the U.S. District Court for the Southern District of New York.

On May 4, 2016, the defendants filed a motion to dismiss, or in the alternative, for a stay of, the Creditor Trust and Reichman actions in light of the U.S. Court of Appeals for the Second Circuit’s opinion affirming the dismissal of lawsuits filed against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 leveraged buyout of the Tribune Company. The Bankruptcy Court has not yet issued a decision on the motion. Discovery has commenced, and will continue, in the Creditor Trust and Reichman Actions while the May 4 motion is pending.

50 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

This lawsuit does not allege any wrongdoing on the part of Rydex ETF Trust. The following series of Rydex ETF Trust received cash proceeds from the merger in the following amounts: Guggenheim S&P Midcap 400® Pure Value ETF Fund - $572,640. At this stage of the proceedings, Rydex ETF Trust is not able to make a reliable prediction as to the outcome of this lawsuit or the effect, if any, on the fund’s net asset value.

Tribune Company

Rydex ETF Trust has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership of shares by certain series of the Rydex ETF Trust in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave the Tribune Company insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including Rydex ETF Trust, the proceeds they received in connection with the LBO.

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). Rydex ETF Trust has been named as a defendant in one of the SLCFC actions: Deutsche Bank Trust Co. Americas v. McGurn, No. 11-1510 (S.D.N.Y.). In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order.

On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. The Court has not yet issued a decision on any of these motions.

On March 29, 2016, the U.S. Court of Appeals for the Second Circuit issued its opinion on the appeal of the SLCFC actions. The appeals court affirmed the district court’s dismissal of those lawsuits, but on different grounds than the district court. The appeals court held that while the plaintiffs have standing under the U.S. Bankruptcy Code, their claims were preempted by Section 546(e) of the Bankruptcy Code—the statutory safe harbor for settlement payments.

None of these lawsuits alleges any wrongdoing on the part of Rydex ETF Trust. The following series of Rydex ETF Trust held shares of Tribune and tendered these shares as part of Tribune’s LBO: Guggenheim S&P 500® Pure Value ETF (the “Fund”). The value of the proceeds received by the foregoing Fund was $197,050. At this stage of the proceedings, Rydex ETF Trust is not able to make a reliable prediction as to the outcome of these lawsuits or the effect, if any, on the Fund’s net asset value.

9. Fund Changes

At a meeting held on October 14, 2015, GI recommended and the Board approved changing the Underlying Index for the Guggenheim Russell Top 50® Mega Cap ETF from the Russell Top 50® Mega Cap Index to the S&P 500® Top 50 Index. In connection with the change in the Fund’s Underlying Index, the Board also approved changing the Fund’s name to Guggenheim S&P 500® Top 50 ETF. The changes in index and Fund name became effective on January 26, 2016.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 51

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

52 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
INTERESTED TRUSTEE
Donald C. Cacciapaglia** (1951)	Trustee from 2012 to present.	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	236

Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

INDEPENDENT TRUSTEES
Corey A. Colehour (1945)	Trustee and Member of the Audit Committee from 2003 to present; Member of the Governance and Nominating Committees from 2005 to present; and Member of the Investment and Performance Committee from 2014 to present.	Retired.	134	None.
J. Kenneth Dalton (1941)	Trustee from 2003 to present; Chairman and Member of the Audit Committee from 2003 to present; Member of the Governance and Nominating Committees from 2005 to present; and Member of the Compliance and Risk Oversight Committee from 2010 to present.	Retired.	134	Epiphany Funds (4) (2009-present).
John O. Demaret (1940)	Vice Chairman of the Board of Trustees from 2014 to present; Trustee and Member of the Audit Committee from 2003 to present; Chairman of the Board from 2006 to 2014; Member of the Compliance and Risk Oversight Committee from 2010 to present; Chairman and Member of the Investment and Performance Committee from 2014 to present; and Member of the Nominating Committee from 2014 to present.	Retired.	134	None.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 53

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES - concluded
Werner E. Keller (1940)	Chairman of the Board from 2014 to present; Trustee and Member of the Audit, Governance and Nominating Committees from 2005 to present; Chairman and Member of the Compliance and Risk Oversight Committee from 2010 to present; and Member of the Investment and Performance Committee from 2014 to present.	Current: Founder and President, Keller Partners, LLC (investment research firm) (2005-present).	134	None.
Thomas F. Lydon, Jr. (1960)	Trustee and Member of the Audit, Governance and Nominating Committees from 2005 to present.	Current: President, Global Trends Investments (registered investment adviser) (1996-present).	134	US Global Investors (GROW) (1995-present).
Patrick T. McCarville (1942)	Trustee and Member of the Audit Committee from 2003 to present; Chairman and Member of the Governance and Nominating Committees from 2005 to present.	Retired. Former: Chief Executive Officer, Par Industries, Inc., d/b/a Par Leasing (1977-2010).	134	None.

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS
Donald C. Cacciapaglia (1951)	President (2012-present).

Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present).

Former: Chairman and CEO, Channel Capital Group Inc. (2002-2010).

Michael P. Byrum (1970)	Vice President (1999-present).

Current: Senior Vice President, Security Investors, LLC (2010-present); President and Chief Investment Officer, Rydex Holdings, LLC (2008-present); Director and Chairman, Advisory Research Center, Inc. (2006-present); Manager, Guggenheim Specialized Products, LLC (2005-present).

Former: Vice President, Guggenheim Distributors, LLC (2009); Director (2009-2010) and Secretary (2002-2010), Rydex Fund Services, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors II, LLC.

54 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS - concluded
Nikolaos Bonos (1963)	Vice President and Treasurer (2003-present).

Current: Senior Vice President, Security Investors, LLC (2010-present); Chief Executive Officer, Guggenheim Specialized Products, LLC (2009-present); Chief Executive Officer & President, Rydex Fund Services, LLC (2009-present); Vice President, Rydex Holdings, LLC (2008-present).

Former: Senior Vice President, Security Global Investors, LLC (2010-2011); and Senior Vice President, Rydex Advisors, LLC and Rydex Advisors II, LLC (2006-2011).

Elisabeth Miller (1968)	Chief Compliance Officer (2012-present).

Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Joseph M. Arruda (1966)	Assistant Treasurer (2006-present).

Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); CFO and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

Paul J. Davio (1972)	Assistant Treasurer (2014-present).

Current: Assistant Treasurer, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2006-present).

Former: Manager, Mutual Fund Administration, Guggenheim Investments (2003-2006).

Amy J. Lee (1961)	Vice President (2009-present) and Secretary (2012-present).

Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

*	All Trustees and Officers may be reached c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.
**	Mr. Cacciapaglia is an “interested” person of the Trust, as that term is defined in the 1940 Act by virtue of his affiliation with the Adviser’s parent company.
***

The “Fund Complex” includes all closed-end and open-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser or servicing agent that is an affiliated person of the Adviser. Information provided is as of the date of this report.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 55

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Security Distributors, Inc., Guggenheim Partners Investment Managers, LLC, and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

56 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(concluded)

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 57

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4.30.2016

Guggenheim ETFs Semi-Annual Report

RSP	Guggenheim S&P 500® Equal Weight ETF

ETF3-SEMI-0416x1016	guggenheiminvestments.com

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
FEES AND EXPENSES	5
PORTFOLIO SUMMARY	6
SCHEDULE OF INVESTMENTS	7
STATEMENT OF ASSETS AND LIABILITIES	13
STATEMENT OF OPERATIONS	14
STATEMENTS OF CHANGES IN NET ASSETS	15
FINANCIAL HIGHLIGHTS	16
NOTES TO FINANCIAL STATEMENTS	17
OTHER INFORMATION	23
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	24
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	27

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 1

April 30, 2016

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for Guggenheim S&P 500® Equal Weight Exchange-Traded Fund (“ETF”) for the six-month period ended April 30, 2016.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC, the distributor of the Funds, is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview, which follows this letter.

We are committed to providing investors with innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President
May 31, 2016

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

ETFs may not be suitable for all investors. ● Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than original cost. Most investors will also incur customary brokerage commissions when buying or selling shares of an ETF. ● Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time. ● ETF shares may trade below their net asset value per share (“NAV”). The NAV of shares will fluctuate with changes in the market value of an ETF’s holdings. In addition, there can be no assurance that an active trading market for shares will develop or be maintained. ● Tracking error risk refers to the risk that the Adviser may not be able to cause the ETF’s performance to match or correlate to that of the ETF’s underlying index, either on a daily or aggregate basis. Tracking error risk may cause the ETF’s performance to be less than you expect.

2 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	April 30, 2016

After a very weak start to the year, strong performance in late February through April brought investment markets modestly higher for the full period. Investors returned to higher risk areas of the market. High yield bonds had their best three month returns in more than two years in the first quarter.

Oil prices stabilized and despite disappointment about a lack of near-term coordinated supply cuts, oil remained around $40/barrel on average. We believe we have seen the bottom in oil prices.

Currency issues and growing competitive pressures in China also weighed heavily on the collective investor consciousness.

The economic story in the U.S. continues to be a mix of good and bad. Growth in the U.S. continued at a slow pace. For the first time in two years, first quarter gross domestic product (“GDP”) growth was positive, but disappointed higher market expectations at just 0.5 percent, the weakest pace in two years. Wage growth increased in April after recent disappointing data, and the labor market continued to underwhelm, as the economy inched closer to “full employment.” While a stronger dollar weighed on the U.S. economy earlier in the period, the dollar weakened in the early part of 2016. Also, after several months of disappointing data, retail spending finally started to pick up toward the end of the period. Underlining this soft growth, inflation remained below the Fed’s two percent target.

Outside the U.S., despite the Bank of Japan and the European Central Bank (“ECB”) moving to negative policy rates, deflationary headwinds grew and the euro and yen strengthened -- the exact opposite of what central bankers hoped. The Bank of Japan and the ECB are already executing massive quantitative easing programs, but as their balance sheets expand, assets available to purchase shrink. As options for further quantitative easing diminish, negative rates may become an important component of monetary policy orthodoxy.

More monetary liquidity in these countries eventually spills into our own, which accounts for what we are seeing now. Risk assets are rising in value along with falling Treasury yields. The high correlation between risk-free and risk assets is part of the rising tide of liquidity, which is continuing to push risk assets and safe-haven assets higher.

Guggenheim expects further declines in the unemployment rate as job gains outstrip growth in the labor force. Meanwhile, core and headline inflation should move closer to the Fed’s target by year-end, reflecting Guggenheim’s forecasts for a tighter labor market and a modest rise in oil prices. This should curtail the speed at which the Fed anticipates increasing rates in 2016, which Guggenheim would interpret as a sign that the expansion remains intact. A solid macroeconomic backdrop and a rebalancing oil market should support the credit picture in the second half of 2016, but caution is warranted over the summer as recent asset price rallies may fade in the face of global macro risks.

For the six months ended April 30, 2016, the Standard & Poor’s 500® (“S&P 500”) Index* returned 0.43%. The Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index* returned -3.07%. The return of the MSCI Emerging Markets Index* was -0.14%.

In the bond market, the Barclays U.S. Aggregate Bond Index* posted a 2.82% return for the period, while the Barclays U.S. Corporate High Yield Index* returned 2.37%. The return of the Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.14% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. Corporate High Yield Index measures the market of U.S. dollar denominated, noninvestment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	April 30, 2016

Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market

4 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

FEES AND EXPENSES (Unaudited)

Shareholder Expense Example

As a shareholder of the Rydex ETF Trust, you incur transaction costs such as creation and redemption fees or brokerage charges, and ongoing costs including advisory fees, trustee fees and, if applicable, distribution fees. All other Trust expenses are paid by the advisor. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example in the table is based on an investment of $1,000 invested on October 31, 2015 and held for the six months ended April 30, 2016.

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Expense Ratio[1]	Fund Return	Beginning Account Value October 31, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Guggenheim S&P 500® Equal Weight ETF	0.40%	1.93%	$ 1,000.00	$ 1,019.30	$ 2.01

Table 2. Based on hypothetical 5% return (before expenses)
Guggenheim S&P 500® Equal Weight ETF	0.40%	5.00%	1,000.00	1,022.87	2.01

[1]	Annualized.
[2]

Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period October 31, 2015 to April 30, 2016.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 5

PORTFOLIO SUMMARY (Unaudited)	April 30, 2016

GUGGENHEIM S&P 500® EQUAL WEIGHT ETF

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings	(% of Total Net Assets)
Southwestern Energy Co.	0.3%
Murphy Oil Corp.	0.3%
Freeport-McMoRan, Inc.	0.3%
Chesapeake Energy Corp.	0.3%
Range Resources Corp.	0.3%
Devon Energy Corp.	0.3%
St. Jude Medical, Inc.	0.3%
Newmont Mining Corp.	0.3%
ONEOK, Inc.	0.2%
Marathon Oil Corp.	0.2%
Top Ten Total	2.8%

“Ten Largest Holdings” excludes any temporary cash investments.

6 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2016
GUGGENHEIM S&P 500® EQUAL WEIGHT ETF

	Shares	Value

COMMON STOCKS† - 99.8%

Consumer, Non-cyclical - 20.4%
St. Jude Medical, Inc.	321,930	$24,531,066
Boston Scientific Corp.*	1,004,633	22,021,555
Edwards Lifesciences Corp.*	206,935	21,978,566
Hologic, Inc.*	639,786	21,490,412
Mead Johnson Nutrition Co. — Class A	240,510	20,960,447
Universal Health Services, Inc. — Class B	156,764	20,956,211
Total System Services, Inc.	404,848	20,703,926
Zoetis, Inc.	433,081	20,367,800
S&P Global, Inc.	190,611	20,366,785
United Rentals, Inc.*	303,979	20,345,314
Bristol-Myers Squibb Co.	279,173	20,150,707
Zimmer Biomet Holdings, Inc.	174,045	20,149,190
Equifax, Inc.	167,197	20,105,439
Constellation Brands, Inc. — Class A	127,626	19,917,313
Amgen, Inc.	125,409	19,852,245
Baxter International, Inc.	447,938	19,807,818
Archer-Daniels-Midland Co.	495,476	19,789,311
CR Bard, Inc.	92,986	19,728,840
Laboratory Corporation of America Holdings*	157,028	19,678,749
Intuitive Surgical, Inc.*	31,217	19,553,080
Monster Beverage Corp.*	135,487	19,539,934
Becton Dickinson and Co.	121,030	19,517,298
HCA Holdings, Inc.*	241,951	19,506,090
Pfizer, Inc.	594,560	19,448,058
Danaher Corp.	200,120	19,361,609
Baxalta, Inc.	460,267	19,308,201
Quest Diagnostics, Inc.	256,411	19,274,415
Biogen, Inc.*	69,837	19,204,477
AbbVie, Inc.	314,077	19,158,697
UnitedHealth Group, Inc.	144,978	19,090,702
Quanta Services, Inc.*	803,818	19,066,563
Express Scripts Holding Co.*	258,038	19,025,142
Western Union Co.	948,887	18,977,740
Global Payments, Inc.	262,404	18,940,321
Coca-Cola Enterprises, Inc.	360,139	18,900,095
Johnson & Johnson	168,383	18,872,367
DaVita HealthCare Partners, Inc.*	255,190	18,858,541
Avery Dennison Corp.	259,579	18,848,031
Stryker Corp.	172,669	18,822,648
Colgate-Palmolive Co.	265,241	18,810,892
Molson Coors Brewing Co. — Class B	196,092	18,752,278
Merck & Company, Inc.	340,858	18,692,653
Estee Lauder Companies, Inc. — Class A	194,762	18,671,833
Nielsen Holdings plc	357,870	18,659,342
Thermo Fisher Scientific, Inc.	129,323	18,654,843
Varian Medical Systems, Inc.*	228,767	18,571,305
Medtronic plc	234,457	18,557,272
Church & Dwight Company, Inc.	199,327	18,477,613
Kellogg Co.	240,078	18,440,391
Philip Morris International, Inc.	187,937	18,440,378
Verisk Analytics, Inc. — Class A*	237,659	18,437,585
PepsiCo, Inc.	178,983	18,428,090
ConAgra Foods, Inc.	413,457	18,423,644
Celgene Corp.*	178,059	18,413,081
Kraft Heinz Co.	235,637	18,396,181
Mondelez International, Inc. — Class A	428,086	18,390,575
ADT Corp.	437,998	18,387,156
Automatic Data Processing, Inc.	207,763	18,374,560
Moody’s Corp.	191,920	18,370,582
Eli Lilly & Co.	242,893	18,345,708
Altria Group, Inc.	292,404	18,336,655
McKesson Corp.	108,953	18,284,493
Cintas Corp.	203,618	18,280,824
Sysco Corp.	395,577	18,224,232
General Mills, Inc.	296,960	18,215,526
Hershey Co.	195,563	18,208,871
Alexion Pharmaceuticals, Inc.*	130,177	18,131,053
Dr Pepper Snapple Group, Inc.	199,204	18,109,636
Regeneron Pharmaceuticals, Inc.*	48,052	18,101,669
McCormick & Company, Inc.	192,449	18,047,867
Henry Schein, Inc.*	106,799	18,016,991
PayPal Holdings, Inc.*	459,178	17,990,594
Coca-Cola Co.	401,146	17,971,341
Clorox Co.	143,405	17,958,608
Aetna, Inc.	159,808	17,941,644
Brown-Forman Corp. — Class B	185,262	17,844,436
Gilead Sciences, Inc.	202,265	17,841,796
Anthem, Inc.	126,728	17,839,501
JM Smucker Co.	139,987	17,775,549
Procter & Gamble Co.	221,792	17,769,975
Patterson Companies, Inc.	408,972	17,728,936
Vertex Pharmaceuticals, Inc.*	210,191	17,727,509
Tyson Foods, Inc. — Class A	267,898	17,633,046
Reynolds American, Inc.	355,011	17,608,546
Campbell Soup Co.	283,345	17,485,220
Abbott Laboratories	449,185	17,473,297
Cigna Corp.	125,365	17,368,067
AmerisourceBergen Corp. — Class A	202,486	17,231,559
Humana, Inc.	96,999	17,175,613
Kimberly-Clark Corp.	136,191	17,049,751
DENTSPLY SIRONA, Inc.	285,588	17,021,045
Cardinal Health, Inc.	216,188	16,962,110
Kroger Co.	469,259	16,607,076
Mallinckrodt plc*	262,937	16,438,821
Robert Half International, Inc.	425,481	16,300,177
Hormel Foods Corp.	416,105	16,040,848
Whole Foods Market, Inc.	548,816	15,959,569
Centene Corp.*	255,161	15,809,776
Mylan N.V.*	373,146	15,563,919
Illumina, Inc.*	114,369	15,438,671
Allergan plc*	60,663	13,137,179
H&R Block, Inc.	643,745	13,029,399
Perrigo Company plc	133,350	12,890,945

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 7

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2016
GUGGENHEIM S&P 500® EQUAL WEIGHT ETF

	Shares	Value

Endo International plc*	427,689	$11,547,603
Total Consumer, Non-cyclical		1,912,991,608

Financial - 18.1%
Comerica, Inc.	482,152	21,407,548
Iron Mountain, Inc.[1]	570,383	20,836,091
Discover Financial Services	368,731	20,748,493
Navient Corp.	1,514,931	20,709,106
Regions Financial Corp.	2,200,660	20,642,191
SunTrust Banks, Inc.	490,202	20,461,031
Weyerhaeuser Co.	631,364	20,279,412
Affiliated Managers Group, Inc.*	117,995	20,096,908
Aflac, Inc.	291,224	20,085,719
SL Green Realty Corp.	191,087	20,079,422
Zions Bancorporation	727,368	20,017,167
American Express Co.	304,998	19,956,019
KeyCorp	1,616,196	19,863,049
MasterCard, Inc. — Class A	204,710	19,854,823
Assurant, Inc.	233,658	19,760,456
Lincoln National Corp.	452,636	19,667,034
Northern Trust Corp.	275,939	19,613,744
Unum Group	572,380	19,581,120
Visa, Inc. — Class A	253,182	19,555,778
Citigroup, Inc.	421,788	19,520,349
State Street Corp.	312,915	19,494,605
Marsh & McLennan Companies, Inc.	308,694	19,494,027
Goldman Sachs Group, Inc.	118,242	19,404,695
CBRE Group, Inc. — Class A*	654,169	19,383,027
Prologis, Inc.	426,740	19,378,263
Bank of New York Mellon Corp.	480,350	19,329,284
JPMorgan Chase & Co.	305,597	19,313,730
American Tower Corp. — Class A	184,147	19,313,337
M&T Bank Corp.	162,879	19,271,843
Synchrony Financial*	629,173	19,233,819
Principal Financial Group, Inc.	449,300	19,176,124
Torchmark Corp.	330,813	19,150,765
Bank of America Corp.	1,314,988	19,146,225
Prudential Financial, Inc.	246,560	19,142,918
American International Group, Inc.	342,872	19,139,115
U.S. Bancorp	448,150	19,131,524
Fifth Third Bancorp	1,042,164	19,082,023
Loews Corp.	480,720	19,074,970
Boston Properties, Inc.	147,793	19,044,606
BlackRock, Inc. — Class A	53,407	19,030,516
Aon plc	180,486	18,972,688
Welltower, Inc.	272,490	18,916,256
Citizens Financial Group, Inc.	827,654	18,911,894
Morgan Stanley	697,419	18,872,158
Vornado Realty Trust	197,136	18,871,829
Ventas, Inc.	303,345	18,843,791
Equinix, Inc.	57,006	18,831,932
T. Rowe Price Group, Inc.	249,657	18,796,676
Ameriprise Financial, Inc.	195,810	18,778,179
HCP, Inc.	555,059	18,777,646
Willis Towers Watson plc	150,336	18,776,966
Berkshire Hathaway, Inc. — Class B*	128,935	18,757,464
Invesco Ltd.	604,455	18,744,150
BB&T Corp.	526,394	18,623,820
Huntington Bancshares, Inc.	1,846,607	18,576,866
Apartment Investment & Management Co. — Class A	461,747	18,497,585
MetLife, Inc.	409,782	18,481,168
Capital One Financial Corp.	255,261	18,478,344
Intercontinental Exchange, Inc.	76,856	18,447,746
PNC Financial Services Group, Inc.	209,865	18,421,950
Crown Castle International Corp.	211,404	18,366,780
Kimco Realty Corp.	652,728	18,354,712
Charles Schwab Corp.	643,009	18,267,885
Cincinnati Financial Corp.	275,173	18,164,170
Simon Property Group, Inc.	90,051	18,115,560
Federal Realty Investment Trust	119,092	18,111,511
Wells Fargo & Co.	362,170	18,101,257
Allstate Corp.	276,790	18,005,190
Realty Income Corp.	304,084	18,001,773
Hartford Financial Services Group, Inc.	405,552	17,998,398
E*TRADE Financial Corp.*	713,620	17,968,952
Chubb Ltd.	151,155	17,815,128
Essex Property Trust, Inc.	80,772	17,806,187
Progressive Corp.	546,018	17,800,187
Extra Space Storage, Inc.	208,205	17,687,015
Franklin Resources, Inc.	472,723	17,651,477
People’s United Financial, Inc.[1]	1,137,581	17,632,506
CME Group, Inc. — Class A	191,668	17,616,206
General Growth Properties, Inc.	627,030	17,575,651
Travelers Companies, Inc.	159,579	17,537,732
Legg Mason, Inc.	545,701	17,522,459
AvalonBay Communities, Inc.	98,969	17,496,730
Alliance Data Systems Corp.*	85,662	17,415,941
UDR, Inc.	497,922	17,387,436
Public Storage	70,603	17,284,320
Host Hotels & Resorts, Inc.	1,090,384	17,249,875
Macerich Co.	226,481	17,230,674
Nasdaq, Inc.	274,847	16,960,808
Equity Residential	248,759	16,933,025
XL Group plc — Class A	506,500	16,577,745
Total Financial		1,692,487,274

Consumer, Cyclical - 14.2%
Ulta Salon Cosmetics & Fragrance, Inc.*	102,924	21,437,011
Starwood Hotels & Resorts Worldwide, Inc.	257,477	21,082,216
PACCAR, Inc.	343,885	20,258,265
Newell Brands, Inc.	440,541	20,062,237
Johnson Controls, Inc.	484,095	20,041,533
PVH Corp.	207,323	19,820,079
Hasbro, Inc.	232,548	19,682,863
WW Grainger, Inc.	83,429	19,565,769
Royal Caribbean Cruises Ltd.	249,023	19,274,380
Leggett & Platt, Inc.	390,555	19,250,456

8 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2016
GUGGENHEIM S&P 500® EQUAL WEIGHT ETF

	Shares	Value

Whirlpool Corp.	110,112	$19,174,904
Lowe’s Companies, Inc.	251,441	19,114,545
Tractor Supply Co.	200,763	19,004,226
Delphi Automotive plc	258,038	18,999,338
Staples, Inc.	1,859,830	18,970,266
Home Depot, Inc.	141,162	18,900,180
McDonald’s Corp.	149,158	18,866,996
Mohawk Industries, Inc.*	97,912	18,860,789
Southwest Airlines Co.	418,507	18,669,597
Wynn Resorts Ltd.[1]	210,734	18,607,812
Carnival Corp.	378,495	18,565,180
Yum! Brands, Inc.	233,156	18,549,891
CarMax, Inc.*,1	349,494	18,505,708
Ford Motor Co.	1,364,464	18,502,131
Marriott International, Inc. — Class A1	263,228	18,449,651
General Motors Co.	580,117	18,447,721
DR Horton, Inc.	613,462	18,440,668
Coach, Inc.	457,200	18,411,444
Genuine Parts Co.	190,144	18,248,120
TJX Companies, Inc.	240,201	18,212,040
CVS Health Corp.	180,698	18,160,149
PulteGroup, Inc.	985,528	18,123,860
BorgWarner, Inc.	504,521	18,122,394
Fastenal Co.	386,941	18,104,969
Dollar Tree, Inc.*	226,586	18,061,170
Wal-Mart Stores, Inc.	269,983	18,053,763
Tiffany & Co.	252,393	18,008,241
AutoNation, Inc.*,1	354,808	17,971,025
Hanesbrands, Inc.	616,576	17,899,200
Advance Auto Parts, Inc.	114,378	17,854,406
NIKE, Inc. — Class B	301,798	17,787,974
Lennar Corp. — Class A	392,348	17,777,288
Ross Stores, Inc.	312,862	17,764,304
Harley-Davidson, Inc.	370,564	17,724,076
Starbucks Corp.	314,884	17,705,927
Signet Jewelers Ltd.	163,029	17,698,428
Walgreens Boots Alliance, Inc.	222,767	17,660,968
Target Corp.	221,475	17,607,263
Costco Wholesale Corp.	118,708	17,584,216
O’Reilly Automotive, Inc.*	66,593	17,492,649
Dollar General Corp.	213,329	17,473,778
AutoZone, Inc.*	22,771	17,425,052
VF Corp.	273,291	17,230,998
Ralph Lauren Corp. — Class A	184,094	17,159,402
Harman International Industries, Inc.	222,767	17,099,595
Foot Locker, Inc.	278,205	17,092,915
Mattel, Inc.	548,816	17,062,689
Best Buy Company, Inc.	531,469	17,049,526
Bed Bath & Beyond, Inc.*	357,800	16,895,316
Wyndham Worldwide Corp.	236,990	16,814,441
Darden Restaurants, Inc.	268,356	16,705,161
Urban Outfitters, Inc.*	547,689	16,605,930
L Brands, Inc.	210,050	16,444,815
Nordstrom, Inc.[1]	320,973	16,411,349
Kohl’s Corp.[1]	369,463	16,367,210
Macy’s, Inc.	408,884	16,187,718
Michael Kors Holdings Ltd.*	309,994	16,014,290
Goodyear Tire & Rubber Co.	548,983	15,904,038
Delta Air Lines, Inc.	380,262	15,845,518
Chipotle Mexican Grill, Inc. — Class A*	35,693	15,025,682
American Airlines Group, Inc.	426,943	14,810,653
United Continental Holdings, Inc.*	310,663	14,231,472
The Gap, Inc.[1]	601,019	13,931,620
Under Armour, Inc. — Class A*,1	219,902	9,662,494
Under Armour, Inc. — Class C*,1	219,902	8,972,002
Total Consumer, Cyclical		1,325,561,950

Industrial - 12.7%
Owens-Illinois, Inc.*	1,229,364	22,694,059
Pentair plc	359,796	20,896,952
FedEx Corp.	125,533	20,726,754
Textron, Inc.	534,892	20,689,623
Norfolk Southern Corp.	229,539	20,683,758
WestRock Co.	490,652	20,533,786
Cummins, Inc.	174,348	20,403,946
Ryder System, Inc.	295,366	20,356,625
Stanley Black & Decker, Inc.	181,332	20,294,677
Ingersoll-Rand plc	308,438	20,215,027
Kansas City Southern	212,514	20,135,702
L-3 Communications Holdings, Inc.	152,288	20,030,441
Xylem, Inc.	471,581	19,702,654
Northrop Grumman Corp.	95,520	19,701,956
Boeing Co.	145,506	19,614,209
Martin Marietta Materials, Inc.	115,796	19,596,157
Flowserve Corp.	401,390	19,591,846
United Technologies Corp.	187,444	19,563,530
Union Pacific Corp.	223,164	19,466,596
Garmin Ltd.[1]	456,531	19,461,916
Lockheed Martin Corp.	83,575	19,421,159
Parker-Hannifin Corp.	167,276	19,407,362
Jacobs Engineering Group, Inc.*	434,364	19,363,947
Caterpillar, Inc.	249,093	19,359,508
Emerson Electric Co.	353,727	19,324,106
Illinois Tool Works, Inc.	184,700	19,304,844
Rockwell Automation, Inc.	170,065	19,297,276
Fluor Corp.	352,662	19,276,505
Tyco International plc	499,789	19,251,873
Eaton Corporation plc	301,560	19,079,701
Honeywell International, Inc.	166,334	19,006,986
Dover Corp.	288,858	18,977,971
CSX Corp.	694,754	18,945,942
Agilent Technologies, Inc.	462,205	18,913,428
Snap-on, Inc.	118,646	18,897,935
United Parcel Service, Inc. — Class B	179,829	18,894,633
Masco Corp.	614,880	18,882,965
General Dynamics Corp.	133,808	18,802,700
PerkinElmer, Inc.	372,260	18,769,349

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2016
GUGGENHEIM S&P 500® EQUAL WEIGHT ETF

	Shares	Value

Ball Corp.	262,752	$18,755,238
3M Co.	112,038	18,752,920
Vulcan Materials Co.	174,136	18,742,258
Expeditors International of Washington, Inc.	377,282	18,716,960
Raytheon Co.	147,784	18,672,508
Allegion plc	284,452	18,617,383
Deere & Co.	218,607	18,387,035
General Electric Co.	597,675	18,378,506
Roper Technologies, Inc.	104,301	18,366,363
Sealed Air Corp.	386,298	18,295,073
Waters Corp.*	140,422	18,277,328
Waste Management, Inc.	310,505	18,254,589
J.B. Hunt Transport Services, Inc.	220,198	18,250,010
AMETEK, Inc.[1]	377,203	18,139,692
TE Connectivity Ltd.	303,635	18,060,209
Republic Services, Inc. — Class A	383,377	18,045,555
Harris Corp.	225,494	18,041,775
Amphenol Corp. — Class A	322,820	18,023,041
Rockwell Collins, Inc.	202,010	17,815,262
CH Robinson Worldwide, Inc.	249,657	17,718,157
Corning, Inc.	932,298	17,406,004
FLIR Systems, Inc.	565,413	17,081,127
Stericycle, Inc.*	156,274	14,933,543
Total Industrial		1,183,268,940

Technology - 9.0%
Dun & Bradstreet Corp.	181,332	20,020,866
NVIDIA Corp.[1]	562,792	19,996,000
Adobe Systems, Inc.*	210,875	19,868,643
Activision Blizzard, Inc.	575,274	19,829,694
Citrix Systems, Inc.*	237,148	19,408,191
Accenture plc — Class A	171,594	19,376,394
salesforce.com, Inc.*	253,182	19,191,196
Autodesk, Inc.*	320,313	19,161,124
HP, Inc.	1,549,902	19,017,298
Fidelity National Information Services, Inc.	288,726	18,998,171
Cerner Corp.*	335,765	18,849,847
CSRA, Inc.	725,045	18,822,168
Pitney Bowes, Inc.	887,158	18,603,703
International Business Machines Corp.	127,362	18,587,210
Cognizant Technology Solutions Corp. — Class A*	318,281	18,578,062
Oracle Corp.	465,563	18,557,341
Red Hat, Inc.*	252,534	18,528,420
Applied Materials, Inc.	905,117	18,527,746
Hewlett Packard Enterprise Co.	1,110,445	18,500,014
Texas Instruments, Inc.	323,436	18,448,789
KLA-Tencor Corp.	261,945	18,320,433
Intuit, Inc.	181,402	18,301,648
Analog Devices, Inc.	324,173	18,257,423
Linear Technology Corp.	409,967	18,235,332
Lam Research Corp.[1]	238,056	18,187,478
Microchip Technology, Inc.[1]	373,067	18,127,326
Fiserv, Inc.*	184,804	18,059,047
EMC Corp.	691,084	18,044,203
Paychex, Inc.	342,494	17,850,787
Broadcom Ltd.	121,863	17,761,533
SanDisk Corp.	236,386	17,759,680
CA, Inc.	593,735	17,610,180
QUALCOMM, Inc.	347,278	17,544,485
Electronic Arts, Inc.*	281,302	17,398,529
Intel Corp.	570,979	17,289,244
Teradata Corp.*,1	678,376	17,162,913
Micron Technology, Inc.*	1,592,086	17,114,925
Microsoft Corp.	341,677	17,039,432
Qorvo, Inc.*	372,780	16,786,283
Xilinx, Inc.	388,135	16,720,856
Skyworks Solutions, Inc.	249,190	16,650,876
Apple, Inc.	177,296	16,619,727
Akamai Technologies, Inc.*	323,374	16,488,840
Xerox Corp.	1,682,154	16,148,678
NetApp, Inc.	670,133	15,841,944
Western Digital Corp.	363,518	14,855,163
Seagate Technology plc[1]	501,336	10,914,085
Total Technology		841,961,927

Energy - 8.6%
Southwestern Energy Co.*,1	2,266,681	30,441,525
Murphy Oil Corp.	764,802	27,334,024
Chesapeake Energy Corp.[1]	3,858,230	26,506,039
Range Resources Corp.[1]	582,906	25,711,984
Devon Energy Corp.	731,782	25,378,200
ONEOK, Inc.	640,519	23,154,762
Marathon Oil Corp.	1,624,902	22,894,869
Pioneer Natural Resources Co.	132,305	21,975,861
Williams Companies, Inc.	1,132,611	21,961,327
ConocoPhillips	447,507	21,386,360
Hess Corp.	353,727	21,089,204
Cimarex Energy Co.	191,973	20,902,020
Equities Corp.	296,256	20,767,546
Halliburton Co.	502,006	20,737,868
Anadarko Petroleum Corp.	391,700	20,666,092
Newfield Exploration Co.*	569,520	20,645,100
Concho Resources, Inc.*	177,706	20,644,106
Columbia Pipeline Group, Inc.	789,815	20,235,060
Apache Corp.	370,273	20,142,851
FMC Technologies, Inc.*	658,452	20,076,201
EOG Resources, Inc.	241,228	19,930,257
Occidental Petroleum Corp.	259,218	19,869,060
Chevron Corp.	191,695	19,587,395
National Oilwell Varco, Inc.[1]	543,097	19,573,216
Noble Energy, Inc.	540,669	19,523,558
Exxon Mobil Corp.	220,638	19,504,399
Schlumberger Ltd.	241,791	19,425,489
Cabot Oil & Gas Corp. — Class A	825,755	19,322,667
Diamond Offshore Drilling, Inc.[1]	795,666	19,302,858
Baker Hughes, Inc.	395,991	19,150,125
Helmerich & Payne, Inc.	286,087	18,916,072

10 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2016
GUGGENHEIM S&P 500® EQUAL WEIGHT ETF

	Shares	Value

Marathon Petroleum Corp.	480,720	$18,786,538
Spectra Energy Corp.	597,869	18,695,364
Transocean Ltd.[1]	1,611,868	17,859,497
Kinder Morgan, Inc.	973,883	17,296,162
Phillips 66	209,794	17,226,185
Valero Energy Corp.	277,406	16,330,891
Tesoro Corp.	204,085	16,263,534
First Solar, Inc.*	257,897	14,400,968
Total Energy		803,615,234

Communications - 6.7%
Amazon.com, Inc.*	31,865	21,017,835
Yahoo!, Inc.*	536,343	19,630,154
Time Warner Cable, Inc.	92,532	19,626,963
Interpublic Group of Companies, Inc.	852,125	19,547,747
Facebook, Inc. — Class A*	165,703	19,483,359
Time Warner, Inc.	257,477	19,346,822
Motorola Solutions, Inc.	254,662	19,148,036
Walt Disney Co.	185,165	19,120,138
CBS Corp. — Class B	341,360	19,085,437
Omnicom Group, Inc.	229,706	19,058,707
Viacom, Inc. — Class B	461,518	18,876,086
F5 Networks, Inc.*	180,169	18,872,703
Frontier Communications Corp.[1]	3,370,539	18,740,197
Comcast Corp. — Class A	306,495	18,622,636
eBay, Inc.*	754,941	18,443,209
Cablevision Systems Corp. — Class A	551,314	18,408,374
TripAdvisor, Inc.*	284,672	18,386,965
Priceline Group, Inc.*	13,676	18,375,894
AT&T, Inc.	472,723	18,351,107
Expedia, Inc.	157,768	18,264,801
Level 3 Communications, Inc.*	348,767	18,226,563
Cisco Systems, Inc.	650,905	17,893,378
VeriSign, Inc.*,1	205,433	17,749,411
CenturyLink, Inc.	568,991	17,610,271
Verizon Communications, Inc.	345,221	17,585,558
Scripps Networks Interactive, Inc. — Class A	280,433	17,484,998
TEGNA, Inc.	733,858	17,142,923
Netflix, Inc.*	185,685	16,717,221
Symantec Corp.	986,048	16,412,769
Juniper Networks, Inc.	691,851	16,189,313
News Corp. — Class A	1,188,798	14,764,871
Twenty-First Century Fox, Inc. — Class A	473,410	14,325,387
Discovery Communications, Inc. — Class C*	413,985	11,086,518
Alphabet, Inc. — Class A*	12,183	8,624,102
Alphabet, Inc. — Class C*	12,420	8,607,184
Discovery Communications, Inc. — Class A*,1	239,919	6,552,188
Twenty-First Century Fox, Inc. — Class B	174,357	5,251,633
News Corp. — Class B1	335,897	4,353,225
Total Communications		626,984,683

Utilities - 5.7%
NRG Energy, Inc.	1,319,773	19,928,572
American Water Works Company, Inc.	266,228	19,370,749
CenterPoint Energy, Inc.	894,159	19,179,711
Public Service Enterprise Group, Inc.	409,069	18,870,354
Sempra Energy	182,283	18,838,948
PPL Corp.	496,005	18,669,628
AES Corp.	1,662,084	18,548,858
SCANA Corp.	269,983	18,545,133
Pinnacle West Capital Corp.	254,732	18,506,280
Consolidated Edison, Inc.	247,476	18,461,710
AGL Resources, Inc.	280,257	18,457,726
NextEra Energy, Inc.	156,597	18,412,675
PG&E Corp.	316,320	18,409,824
Duke Energy Corp.	233,191	18,370,787
TECO Energy, Inc.	661,083	18,358,275
Exelon Corp.	522,138	18,321,822
DTE Energy Co.	205,450	18,317,922
Southern Co.	364,210	18,246,921
Edison International	257,547	18,211,148
WEC Energy Group, Inc.	311,867	18,153,778
NiSource, Inc.	797,433	18,109,703
Eversource Energy	320,639	18,096,865
Ameren Corp.	376,067	18,051,216
CMS Energy Corp.	442,387	17,996,303
Xcel Energy, Inc.	449,080	17,976,672
Entergy Corp.	238,880	17,958,998
Dominion Resources, Inc.	251,107	17,946,617
American Electric Power Company, Inc.	282,324	17,927,574
FirstEnergy Corp.	507,949	16,554,058
Total Utilities		532,798,827

Basic Materials - 4.2%
Freeport-McMoRan, Inc.[1]	1,898,810	26,583,340
Newmont Mining Corp.	679,677	23,768,305
Alcoa, Inc.	1,904,763	21,276,203
Nucor Corp.	399,604	19,892,287
International Flavors & Fragrances, Inc.	164,875	19,697,616
International Paper Co.	454,464	19,664,657
Ecolab, Inc.	170,461	19,599,606
FMC Corp.	451,649	19,538,335
Eastman Chemical Co.	253,939	19,395,861
Air Products & Chemicals, Inc.	132,843	19,380,465
Praxair, Inc.	163,179	19,167,005
PPG Industries, Inc.	172,651	19,058,944
Dow Chemical Co.	358,214	18,845,639
EI du Pont de Nemours & Co.	284,108	18,725,558
Monsanto Co.	199,397	18,679,512
Sherwin-Williams Co.	63,654	18,288,431
Airgas, Inc.	128,058	18,240,582
Mosaic Co.	631,862	17,685,817
LyondellBasell Industries N.V. — Class A	207,279	17,135,755
CF Industries Holdings, Inc.	508,777	16,825,255
Total Basic Materials		391,449,173

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	April 30, 2016
GUGGENHEIM S&P 500® EQUAL WEIGHT ETF

	Shares	Value

Diversified - 0.2%
Leucadia National Corp.	1,188,304	$19,820,911

Total Common Stocks
(Cost $8,732,009,213)		9,330,940,527

SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund Institutional Shares, 0.13%[2]	7,143,395	7,143,395
Total Short Term Investments
(Cost $7,143,395)		7,143,395

SECURITIES LENDING COLLATERAL†,3 - 2.8%
BNY Mellon Separately Managed Cash Collateral Account, 0.30%	259,333,179	259,333,179
Total Securities Lending Collateral
(Cost $259,333,179)		259,333,179

Total Investments - 102.7%
(Cost $8,998,485,787)		$9,597,417,101
Other Assets & Liabilities, net - (2.7)%		(255,425,894)
Total Net Assets - 100.0%		$9,341,991,207

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
[1]	All or portion of this security is on loan at April 30, 2016 — See Note 5.
[2]	Rate indicated is the 7 day yield as of April 30, 2016.
[3]	Securities lending collateral — See Note 5.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at April 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$9,330,940,527	$—	$—	$9,330,940,527
Securities Lending Collateral	259,333,179	—	—	259,333,179
Short Term Investments	7,143,395	—	—	7,143,395
Total	$9,597,417,101	$—	$—	$9,597,417,101

For the period ended April 30, 2016, there were no transfers between levels.

12 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)	April 30, 2016

Guggenheim S&P 500® Equal Weight ETF
Assets:
Investments, at value* — including $256,997,856 of securities loaned	$9,597,417,101
Cash	66,753
Receivables:
Fund shares sold	70,246
Securities lending	212,516
Dividends and interest	6,786,762
Total assets	9,604,553,378

Liabilities:
Return of securities loaned	259,333,179
Payable for:
Fund shares redeemed	219,396
Management fees	3,009,596
Total liabilities	262,562,171
Commitments and contingent liabilities (Note 8)	—
Net Assets	$9,341,991,207

Net Assets consist of:
Paid-in capital	$9,103,630,373
Distributions in excess of net investment income	(3,715,542)
Accumulated net realized loss on investments	(356,854,938)
Net unrealized appreciation on investments	598,931,314
Net Assets	$9,341,991,207
Shares outstanding (unlimited shares authorized), no par value	117,552,663
Net asset value, offering price and repurchase price per share	$79.47
*Cost of investments	$8,998,485,787

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 13

STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended April 30, 2016

Guggenheim S&P 500® Equal Weight ETF
Investment Income:
Dividends	$102,845,158
Income from securities lending	250,676
Interest	4,044
Total investment income	103,099,878

Expenses:
Management fees	18,020,241
Total expenses	18,020,241
Net investment income	85,079,637

Net Realized and Unrealized Gain(Loss):
Net realized gain (loss) on:
Investments	(203,934,655)
In-kind redemptions	334,159,243
Net realized gain	130,224,588
Net change in unrealized appreciation (depreciation) on:
Investments	(137,765,790)
Net realized and unrealized loss	(7,541,202)
Net increase in net assets resulting from operations	$77,538,435

14 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

	Guggenheim S&P 500® Equal Weight ETF
	Period Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income	$85,079,637	$161,196,685
Net realized gain on investments	130,224,588	815,507,564
Net change in unrealized appreciation (depreciation) on investments	(137,765,790)	(816,243,971)
Net increase in net assets resulting from operations	77,538,435	160,460,278

Distributions to shareholders from:
Net investment income	(88,795,179)	(171,350,548)

Shareholder transactions:
Proceeds from shares purchased	942,384,826	3,306,916,862
Value of proceeds from merger	65,397,062	—
Cost of shares redeemed	(1,454,075,775)	(2,472,681,822)
Net increase (decrease) in net assets resulting from share transactions	(446,293,887)	834,235,040
Net increase (decrease) in net assets	(457,550,631)	823,344,770

Net Assets:
Beginning of period	9,799,541,838	8,976,197,068
End of period	$9,341,991,207	$9,799,541,838
Distributions in excess of net investment income at end of period	$(3,715,542)	$—

Changes in shares outstanding:
Shares sold	13,043,800 †	41,400,000
Shares redeemed	(20,000,000)	(31,850,000)
Net increase (decrease) in shares	(6,956,200)	9,550,000

†	Includes 893,962 shares issued in connection with Fund merger.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 15

GUGGENHEIM S&P 500® EQUAL WEIGHT ETF

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011
Per Share Data:
Net asset value, beginning of period	$78.71	$78.08	$67.94	$51.76	$46.77	$43.87
Income from investment operations:
Net investment income (loss)[a]	0.71	1.22	1.09	0.99	0.80	0.69
Net gain (loss) on investments (realized and unrealized)	0.79	0.71	10.13	16.13	4.97	2.87
Total from investment operations	1.50	1.93	11.22	17.12	5.77	3.56
Less distributions from:
Net investment income	(0.74)	(1.30)	(1.08)	(0.94)	(0.78)	(0.66)
Total distributions to shareholders	(0.74)	(1.30)	(1.08)	(0.94)	(0.78)	(0.66)
Net asset value, end of period	$79.47	$78.71	$78.08	$67.94	$51.76	$46.77

Total Return[b]	1.93%	2.49%	16.60%	33.36%	12.42%	8.12%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$9,341,991	$9,799,542	$8,976,197	$5,663,772	$2,772,440	$3,063,809
Ratio to average net assets of:
Net investment income (loss)	1.89%[c]	1.53%	1.48%	1.64%	1.61%	1.45%
Total expenses	0.40%[c]	0.40%	0.40%	0.40%	0.40%	0.40%
Portfolio turnover rate[d]	12%	22%	18%	37%	20%	21%

[a]	Based on average shares outstanding.
[b]

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[c]	Annualized.
[d]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

16 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

Rydex ETF Trust (the “Trust”) is registered with the SEC under the Investment Company Act of 1940 (the “1940 Act”), as an open-ended investment company of the series type, and is authorized to issue an unlimited number of no par value shares. Each portfolio represents a separate series of beneficial interest in the Trust (each a “Fund”, and collectively, the “Funds”), each a non-diversified investment company. The Trust was organized as a Delaware statutory trust on November 22, 2002. At April 30, 2016, the Trust consisted of twenty-one funds.

The financial statements herein relate to the following Fund, whose investment objective is to replicate as closely as possible, before fees and expenses, the daily performance of an index representing publicly traded equity securities (the “Underlying Index”) as follows:

Fund	Underlying Index
Guggenheim S&P 500® Equal Weight ETF	S&P 500® Equal Weight Index

The Fund seeks to achieve its objective by investing in common stocks that comprise the Underlying Index. The Fund uses a “replication” strategy to track the Underlying Index. Replication refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index.

The Fund operates as an index fund and is not actively managed. Adverse performance of a security in the Fund's portfolio will ordinarily not result in the elimination of the security from the Fund's portfolio.

The Fund issues and redeems shares on a continuous basis, at net asset value per share (“NAV”), only in aggregation of 50,000 shares (a “Creation Unit”). Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index.

The Fund invests in various investments which are exposed to risk, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect amounts reported in the financial statements.

Guggenheim Investments (“GI”) provides advisory services and Rydex Fund Services, LLC (“RFS”) provides administrative services to the Trust. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI, RFS and GFD are affiliated entities.

Significant Accounting Policies

The Fund operates as an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

A. The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund's investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

Valuations of the Fund's securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Fund's officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 17

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

The Fund invests in money market mutual funds, which are valued at their NAV.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

B. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

C. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

D. The Fund may leave cash overnight in its cash account with the custodian. Periodically, the Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 0.30% at April 30, 2016.

E. Under the Fund's organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

18 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

2. Capital

There is a minimum transaction fee per transaction to those persons purchasing or redeeming Creation Units. An additional charge of up to three times the standard transaction fee may be imposed for purchases and redemptions effected outside the National Securities Clearing Corporation usual clearing process or for cash. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV of the Fund on the transaction date. Transaction fees are not charged to or paid by the Fund. The minimum transaction fees are:

Fund	Minimum Transaction Fee
Guggenheim S&P 500® Equal Weight ETF	$2,000

3. Fees and Other Transactions with Affiliates

GI determines the composition of the portfolio of securities that must be delivered in exchange for the issuance of Creation Units and periodically adjusts the composition of the portfolio of the Fund to conform to changes in the composition of the relevant index. For these services, GI receives a management fee at the annual rate shown below as a percentage of the average daily net assets of the Fund.

Fund	Advisory Fee
Guggenheim S&P 500® Equal Weight ETF	0.40%

GI pays all expenses of the Fund, including the cost of transfer agency, custody, fund administration, fund accounting, legal, audit and other services, except: interest, taxes, distribution fees or expenses and extraordinary expenses.

Under a Fund Administration Agreement with the Trust, RFS provides various administrative and financial reporting services for the Fund. GI compensates RFS directly for this service.

Under a Fund Accounting Agreement with the Trust, BNYMellon maintains the books and records of the Fund. Under a Custodian Agreement with the Trust, BNYMellon maintains cash, securities and other assets of the Fund in a separate account for the Fund, keeps all necessary accounts and records, and provides other services. BNYMellon is required, upon the order of the Trust, to deliver securities held by the custodian and to make payments for securities purchased by the Trust for the Fund. Pursuant to a Transfer Agency and Service Agreement with the Trust, BNYMellon acts as a transfer agent for the Trust’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. GI compensates BNYMellon directly for the foregoing services.

The Fund has adopted a Distribution Plan (the “Plan”) that allows the Fund to pay distribution fees to GFD and other firms that provide distribution services (“Service Providers”). If a Service Provider provides distribution services, the Fund will pay distribution fees to GFD at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. GFD will, in turn, pay the Service Provider out of its fees. No such fee is currently charged to the Fund.

Certain trustees and officers of the Trust are also officers of GI, RFS and GFD.

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical securities.

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 19

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

5. Portfolio Securities Loaned

The Fund may lend portfolio securities to certain creditworthy borrowers, including the Fund’s securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned as determined at the close of business on the preceding business day. The cash collateral received is held in a separately managed account established for the Fund and maintained by the lending agent exclusively for the investment of securities lending cash collateral on behalf of the Fund. The separately managed accounts invest in short-term investments valued at amortized cost, which approximates market value. The Fund receives compensation for lending securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees paid to the lending agent. Such compensation is accrued daily and payable to the Fund monthly. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Fund an amount equal to any dividends or interest received on loaned securities. These payments from the borrower are not eligible for reduced tax rates as “qualified dividend income” under the Jobs and Growth Tax Reconciliation Act of 2003. The Fund retains all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering the Fund’s securities if the borrower defaults. The securities lending income earned by the Fund is disclosed on the Statement of Operations.

At April 30, 2016, the Fund participated in securities lending as follows:

Fund	Value of Securities Loaned	Cash Collateral	Non-Cash Collateral	Total Collateral
Guggenheim S&P 500® Equal Weight ETF	$256,997,856	$259,333,179	$4,206,017	$263,539,196

In the event of counterparty default, the Fund has the right to collect the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

6. Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At April 30, 2016, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain
Guggenheim S&P 500® Equal Weight ETF	$9,015,310,440	$1,252,853,833	$(670,747,172)	$582,106,661

20 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

7. Investment Transactions

For the period ended April 30, 2016, the Fund had investments transactions in-kind associated with subscriptions and redemptions as follows:

Fund	Subscriptions	Redemptions
Guggenheim S&P 500® Equal Weight ETF	$939,534,242	$1,434,691,438

For the period ended April 30, 2016, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales
Guggenheim S&P 500® Equal Weight ETF	$1,197,077,028	$1,144,755,853

The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period April 30, 2016, the Fund engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:

Fund	Purchases	Sales	Realized Loss
Guggenheim S&P 500® Equal Weight ETF	$170,809,633	$97,904,618	$(8,146,738)

8. Legal Proceedings

Tribune Company

Rydex ETF Trust has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership of shares by certain series of the Rydex ETF Trust in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave the Tribune Company insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including Rydex ETF Trust, the proceeds they received in connection with the LBO.

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). Rydex ETF Trust has been named as a defendant in one of the SLCFC actions: Deutsche Bank Trust Co. Americas v. McGurn, No. 11-1510 (S.D.N.Y.). In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 21

NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. The Court has not yet issued a decision on any of these motions.

On March 29, 2016, the U.S. Court of Appeals for the Second Circuit issued its opinion on the appeal of the SLCFC actions. The appeals court affirmed the district court’s dismissal of those lawsuits, but on different grounds than the district court. The appeals court held that while the plaintiffs have standing under the U.S. Bankruptcy Code, their claims were preempted by Section 546(e) of the Bankruptcy Code—the statutory safe harbor for settlement payments.

None of these lawsuits alleges any wrongdoing on the part of Rydex ETF Trust. The following series of Rydex ETF Trust held shares of Tribune and tendered these shares as part of Tribune’s LBO: Guggenheim S&P 500® Equal Weight ETF (the “Fund”). The value of the proceeds received by the foregoing Fund was $4,766,035. At this stage of the proceedings, Rydex ETF Trust is not able to make a reliable prediction as to the outcome of these lawsuits or the effect, if any, on the Fund’s net asset value.

9. Fund Merger

At a meeting held on October 14, 2015, GI recommended and the Board approved the following changes to the following Funds:

An Agreement and Plan of Reorganization (the “Agreement”) was unanimously approved by the Board providing for the reorganization of the Guggenheim Russell 1000® Equal Weight ETF (the “Acquired Fund”) with and into the Guggenheim S&P 500® Equal Weight ETF (the “Surviving Fund”), each a separate series of the Trust. The Agreement provides for: (a) the transfer of the assets and stated liabilities of the Acquired Fund in exchange for shares of the Surviving Fund and cash in lieu of fractional shares of the Surviving Fund, and (b) the pro rata distribution of shares of the Surviving Fund and cash in lieu of fractional shares of the Surviving Fund by the Acquired Fund to its shareholders, in complete liquidation of the Acquired Fund (the “Reorganization”).

The Reorganization was a tax-free transaction. GI, the investment adviser to both the Acquired Fund and the Surviving Fund, agreed to bear the costs (except for brokerage expenses incurred by the Acquired Fund prior to the Reorganization) directly related to the Reorganization.

The Reorganization occurred at close of business January 26, 2016, and was effective at market open on January 27, 2016.

22 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 23

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
INTERESTED TRUSTEE
Donald C. Cacciapaglia** (1951)	Trustee from 2012 to present.	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	236

Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

INDEPENDENT TRUSTEES
Corey A. Colehour (1945)	Trustee and Member of the Audit Committee from 2003 to present; Member of the Governance and Nominating Committees from 2005 to present; and Member of the Investment and Performance Committee from 2014 to present.	Retired.	134	None.
J. Kenneth Dalton (1941)	Trustee from 2003 to present; Chairman and Member of the Audit Committee from 2003 to present; Member of the Governance and Nominating Committees from 2005 to present; and Member of the Compliance and Risk Oversight Committee from 2010 to present.	Retired.	134	Epiphany Funds (4) (2009-present).
John O. Demaret (1940)	Vice Chairman of the Board of Trustees from 2014 to present; Trustee and Member of the Audit Committee from 2003 to present; Chairman of the Board from 2006 to 2014; Member of the Compliance and Risk Oversight Committee from 2010 to present; Chairman and Member of the Investment and Performance Committee from 2014 to present; and Member of the Nominating Committee from 2014 to present.	Retired.	134	None.

24 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES - concluded
Werner E. Keller (1940)	Chairman of the Board from 2014 to present; Trustee and Member of the Audit, Governance and Nominating Committees from 2005 to present; Chairman and Member of the Compliance and Risk Oversight Committee from 2010 to present; and Member of the Investment and Performance Committee from 2014 to present.	Current: Founder and President, Keller Partners, LLC (investment research firm) (2005-present).	134	None.
Thomas F. Lydon, Jr. (1960)	Trustee and Member of the Audit, Governance and Nominating Committees from 2005 to present.	Current: President, Global Trends Investments (registered investment adviser) (1996-present).	134	US Global Investors (GROW) (1995-present).
Patrick T. McCarville (1942)	Trustee and Member of the Audit Committee from 2003 to present; Chairman and Member of the Governance and Nominating Committees from 2005 to present.	Retired. Former: Chief Executive Officer, Par Industries, Inc., d/b/a Par Leasing (1977-2010).	134	None.

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS
Donald C. Cacciapaglia (1951)	President (2012-present).

Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present).

Former: Chairman and CEO, Channel Capital Group Inc. (2002-2010).

Michael P. Byrum (1970)	Vice President (1999-present).

Current: Senior Vice President, Security Investors, LLC (2010-present); President and Chief Investment Officer, Rydex Holdings, LLC (2008-present); Director and Chairman, Advisory Research Center, Inc. (2006-present); Manager, Guggenheim Specialized Products, LLC (2005-present).

Former: Vice President, Guggenheim Distributors, LLC (2009); Director (2009-2010) and Secretary (2002-2010), Rydex Fund Services, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors II, LLC.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 25

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS - concluded
Nikolaos Bonos (1963)	Vice President and Treasurer (2003-present).

Current: Senior Vice President, Security Investors, LLC (2010-present); Chief Executive Officer, Guggenheim Specialized Products, LLC (2009-present); Chief Executive Officer & President, Rydex Fund Services, LLC (2009-present); Vice President, Rydex Holdings, LLC (2008-present).

Former: Senior Vice President, Security Global Investors, LLC (2010-2011); and Senior Vice President, Rydex Advisors, LLC and Rydex Advisors II, LLC (2006-2011).

Elisabeth Miller (1968)	Chief Compliance Officer (2012-present).

Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Joseph M. Arruda (1966)	Assistant Treasurer (2006-present).

Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); CFO and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

Paul J. Davio (1972)	Assistant Treasurer (2014-present).

Current: Assistant Treasurer, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2006-present).

Former: Manager, Mutual Fund Administration, Guggenheim Investments (2003-2006).

Amy J. Lee (1961)	Vice President (2009-present) and Secretary (2012-present).

Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

*	All Trustees and Officers may be reached c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.
**	Mr. Cacciapaglia is an “interested” person of the Trust, as that term is defined in the 1940 Act by virtue of his affiliation with the Adviser’s parent company.
***

The “Fund Complex” includes all closed-end and open-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser or servicing agent that is an affiliated person of the Adviser. Information provided is as of the date of this report.

26 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Security Distributors, Inc., Guggenheim Partners Investment Managers, LLC, and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 27

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(concluded)

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

28 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

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Item 2. Code of Ethics.

Not applicable for a semiannual reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for a semiannual reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semiannual reporting period.

 Item 5.  Audit Committee of Listed Registrants.

Not applicable for a semiannual reporting period.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(2)     Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b)         A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		Rydex ETF Trust

By (Signature and Title)*		/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President and Chief Executive Officer

Date	July 8, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President and Chief Executive Officer

Date	July 8, 2016

By (Signature and Title)*		/s/ Nikolaos Bonos
Nikolaos Bonos, Vice President and Treasurer

Date	July 8, 2016

* Print the name and title of each signing officer under his or her signature.